[BACKGROUND GRAPHIC OMITTED

[SEI INVESTMENTS LOGO OMITTED]




                          Semi-Annual Report as of February 28, 2003 (Unaudited)



                                                            SEI Tax Exempt Trust



                                                                   Tax Free Fund

                                                      California Tax Exempt Fund

                                                     Institutional Tax Free Fund

                                        Massachusetts Tax Free Money Market Fund

                                                      Pennsylvania Tax Free Fund

                                                Intermediate-Term Municipal Fund

                                                Pennsylvania Municipal Bond Fund

                                               Massachusetts Municipal Bond Fund

                                                  New Jersey Municipal Bond Fund

                                                    New York Municipal Bond Fund

                                                  California Municipal Bond Fund

TABLE OF CONTENTS



--------------------------------------------------------------------------------

Statements of Net Assets                                                       1
--------------------------------------------------------------------------------
Statements of Operations                                                      66
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           68
--------------------------------------------------------------------------------
Financial Highlights                                                          72
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 75
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)


Tax Free Fund

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Municipal Bonds -- 99.2%
Alabama -- 0.2%
   Lee County, Industrial Development
     Authority, Lifesouth Community
     Blood Center Project, RB (A) (B) (C)
        1.050%, 12/01/19                        $ 2,360              $    2,360
                                                                     ----------
Arizona -- 1.1%
   Maricopa County, Unified High School
     District No. 210, Project of 1988,
     Ser F, GO Pre-Refunded @ 101 (D)
        5.400%, 07/01/03                          1,500                   1,537
   Rancho Ladera, Ser A, COP (A) (B) (C)
        1.240%, 10/01/08                         10,300                  10,300
                                                                     ----------
                                                                         11,837
                                                                     ----------
Arkansas -- 0.5%
   Pulaski County, Lease Purchase
     Project, Ser B, RB (A) (B) (E)
        1.180%, 03/01/07                          5,000                   5,000
                                                                     ----------
California -- 3.0%
   Bay Area, Toll Authority, San Francisco
     Bay Area Project, Ser C, RB,
     AMBAC (A) (B)
        1.000%, 04/01/25                          1,550                   1,550
   California State, Higher Education Loan
     Authority, Ser D, RB
        2.900%, 07/01/03                          1,500                   1,505
   Fremont, Multi-Family Housing
     Authority, Mission Project,
     Ser E, RB (A) (B) (C)
        1.150%, 09/01/14                            140                     140
   Los Angeles County, Multi-Family
     Housing Authority, Issue A,
     RB (A) (B) (C)
        0.950%, 07/01/14                         10,700                  10,700
   Oakland, TRAN
        3.000%, 07/29/03                          3,000                   3,019
   Sacramento, City Unified School
     District, TRAN
        2.000%, 12/17/03                          4,500                   4,527
   Santa Clara County, Financing Lease
     Authority, VMC Facility Replacement
     Project, Ser B, RB (A) (B)
        1.050%, 11/15/25                         11,075                  11,075
                                                                     ----------
                                                                         32,516
                                                                     ----------
Colorado -- 3.0%
   Arvada, Water Authority, RB, FSA (A) (B)
        1.250%, 11/01/20                          1,500                   1,500

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Boulder County, Development Authority,
     Geological Society of America
     Project, Ser 92, RB (A) (B) (C)
        1.550%, 12/01/08                        $ 1,175              $    1,175
   Boulder, Health Facilities Authority,
     Community Hospital Project,
     RB (A) (B) (C)
        1.250%, 10/01/30                         16,050                  16,050
   Broadlands, Metropolitan District
     Authority, GO (A) (B) (C)
        1.100%, 12/01/25                          1,000                   1,000
   Castle Pines, North Metropolitan
     District, GO (A) (B) (C)
        1.160%, 12/01/28                          3,275                   3,275
   Colorado State, Health Facilities
     Authority, Visiting Nurse Project,
     Ser A, RB (A) (B) (C)
        1.200%, 07/01/31                          1,125                   1,125
   NBC, Metropolitan District Authority,
     GO (A) (B) (C)
        1.550%, 12/01/30                            670                     670
   Summit County, Recreational Facilities
     Authority, Copper Mountain Project,
     RB (A) (B) (C)
        1.250%, 04/01/17                          1,805                   1,805
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B) (C)
        1.150%, 04/01/10                          5,215                   5,215
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B) (C)
        1.550%, 12/01/31                          1,000                   1,000
                                                                     ----------
                                                                         32,815
                                                                     ----------
Delaware -- 2.0%
   Delaware State, Economic
     Development Authority, Hospital
     Billing Project, Ser B, RB,
     AMBAC (A) (B)
        1.050%, 12/01/15                          9,000                   9,000
   Delaware State, Economic
     Development Authority, Peninsula
     United Methodist Church Project,
     Ser B, RB
     (A) (B) (C)
        1.100%, 05/01/12                          5,430                   5,430
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B) (C)
        1.100%, 12/01/15                          3,200                   3,200
   Delaware State, Economic
     Development Authority, Wilmington
     Montessori School Project,
     RB (A) (B) (C)
        1.150%, 05/01/20                          2,900                   2,900
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 1

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   University of Delaware, University
     Revenue Authority, Ser A,
     RB (A) (B)
        1.100%, 11/01/18                        $ 1,580              $    1,580
                                                                     ----------
                                                                         22,110
                                                                     ----------
District of Columbia -- 0.1%
   District of Columbia, Institute of
     International Economic Issues,
     RB (A) (B) (C)
        1.050%, 06/01/25                          1,300                   1,300
                                                                     ----------
Florida -- 2.8%
   Alachua County, Industrial
     Development Authority, Florida
     Convention Centers Project,
     Ser A, RB (A) (B) (C)
        1.150%, 01/01/12                            650                     650
   Dade County, Water & Sewer System
     Authority, RB, FGIC (A) (B)
        1.050%, 10/05/22                         12,000                  12,000
   Florida State, Multi-Family Housing
     Agency, RB (A) (B)
        1.050%, 12/01/05                          1,200                   1,200
   Fort Pierce, Health Facilities Authority,
     New Horizons Project,
     RB (A) (B) (C)
        1.050%, 10/01/17                          2,945                   2,945
   Highlands County, Healthcare
     Facilities Authority, Adventis
     Health Systems Project,
     Ser A, RB, MBIA (A) (B)
        1.100%, 12/01/26                          1,900                   1,900
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly
     Project, RB (A) (B) (C)
        1.050%, 02/01/14                          3,600                   3,600
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A) (B) (C)
        1.050%, 04/01/08                          2,350                   2,350
   Orange County, Industrial Development
     Authority, University of Central
     Florida Foundation Project, Ser
     A, RB (A) (B) (C)
        1.050%, 02/01/16                          2,000                   2,000
   Orange County, Multi-Family Housing
     Authority, Post Fountains Project,
     RB (A) (B) (E)
        1.050%, 06/01/25                          1,000                   1,000
   Orange County, Multi-Family Housing
     Authority, Post Lake Apartments
     Project, RB (A) (B) (E)
        1.050%, 06/01/25                          1,175                   1,175

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Pasco County, Housing Finance Authority,
     Carlton Arms Magnolia Project,
     RB (A) (B) (C)
        1.225%, 12/01/07                        $ 1,000              $    1,000
   Volusia County, Housing Finance Authority,
     Sun Pointe Apartments Project,
     Ser H, RB (A) (B) (C)
        1.150%, 12/01/05                            250                     250
                                                                     ----------
                                                                         30,070
                                                                     ----------
Georgia -- 6.3%
   Brooks County, Development Authority,
     Presbyterian Home Project,
     RB (A) (B) (C)
        1.050%, 03/01/18                          2,000                   2,000
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B) (C)
        1.160%, 12/01/06                          6,500                   6,500
   Cobb County, Multi-Family Housing
     Authority, Post Bridge Project,
     RB (A) (B) (E)
        1.050%, 06/01/25                          2,500                   2,500
   Cobb County, Residential Facilities for
     the Elderly, A.G. Rhodes Home
     Project, RB (A) (B) (C)
        1.050%, 04/01/16                            190                     190
   Cobb County, Residential Facilities for
     the Elderly, Presbyterian Village
     Project, RB (A) (B) (C)
        1.050%, 08/01/15                          2,625                   2,625
   Dalton, Utilities Authority, Ser A02,
     RB, FSA (A) (B)
        1.170%, 01/01/12                          1,000                   1,000
   DeKalb County, Development Authority,
     Dart Container Project,
     RB (A) (B) (C)
        1.450%, 08/01/11                          1,000                   1,000
   DeKalb County, Multi-Family Housing
     Authority, Winters Creek Apartments
     Project, RB (A) (B) (E)
        1.050%, 06/15/25                          1,400                   1,400
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B) (C)
        1.100%, 12/01/07                         13,350                  13,350
   Forsyth County, Development Authority,
     Pinecrest Academy Project,
     RB (A) (B) (C)
        1.050%, 09/01/25                          5,000                   5,000
   Fulton County, Development Authority,
     Arthritis Foundation Project,
     RB (A) (B) (C)
        1.050%, 12/01/16                          1,135                   1,135
--------------------------------------------------------------------------------
2                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Fulton County, Development Authority,
     Robert W. Woodruff Arts Center
     Project, RB (A) (B) (C)
        1.050%, 02/01/16                        $   400              $      400
   Fulton County, Multi-Family Housing
     Authority, Champions Green
     Apartments Project, Ser B,
     RB (A) (B)
        1.050%, 10/01/25                          3,950                   3,950
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills Apartments
     Project, RB (A) (B)
        1.100%, 06/01/23                          1,400                   1,400
   Georgia State, Road & Thruway
     Authority, Governors Transportation
     Choices Project, RB
        5.000%, 03/01/04                          2,000                   2,078
   Gordon County, Hospital Authority,
     Adventist Health Systems Project,
     Ser A, RB (A) (B) (C)
        1.100%, 11/15/27                          1,225                   1,225
   Gwinnett County, Development
     Authority, Greater Atlanta Christian
     School Project, RB (A) (B) (C)
        1.050%, 05/01/22                          2,200                   2,200
   Gwinnett County, Development
     Authority, Wesleyan School Project,
     RB (A) (B) (C)
        1.050%, 03/01/17                            350                     350
        1.050%, 03/01/21                          2,800                   2,800
   Macon-Bibb County, Hospital Authority,
     Central Georgia Medical Center
     Project, RB (A) (B) (C)
        1.050%, 12/01/18                          2,300                   2,300
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry Project,
     RB (A) (B) (C)
        1.350%, 01/15/09                          4,800                   4,800
   Monroe County, Industrial Development
     Authority, Baptist Village Project,
     RB (A) (B) (C)
        1.050%, 08/01/18                          1,600                   1,600
   Savannah, Economic Development
     Authority, Westside Urban Health
     Center Project, Ser A, RB (A) (B) (C)
        1.100%, 03/01/18                          2,990                   2,990
   Savannah, Multi-Family Housing
     Authority, Somerset Place Project,
     Ser A, RB (A) (B) (E)
        1.050%, 06/15/26                          3,050                   3,050
   Savannah, Multi-Family Housing
     Authority, Somerset Wharf Project,
     Ser B, RB (A) (B) (E)
        1.050%, 06/15/26                          2,300                   2,300

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Smyrna, Multi-Family Housing
     Authority, F&M Villages Project,
     RB (A) (B) (E)
        1.050%, 06/01/25                        $   600              $      600
                                                                     ----------
                                                                         68,743
                                                                     ----------
Hawaii -- 0.3%
   Hawaii State, Ser CS, GO, MBIA
        5.250%, 04/01/03                          3,000                   3,008
                                                                     ----------
Illinois -- 9.8%
   Chicago, Park District, TAW
        3.000%, 05/01/03                         10,000                  10,024
   Cook County, School District
     No. 103, TAW
        2.530%, 04/15/03                          1,500                   1,503
   East Peoria, Multi-Family Housing
     Authority, Radnor/East Peoria
     Project, RB (A) (B) (C)
        1.350%, 06/01/08                          1,040                   1,040
   Illinois State, Development Finance
     Authority, Evanston Northwestern
     Project, Ser C, RB (A) (B) (C)
        1.050%, 05/01/31                         16,700                  16,700
   Illinois State, Development Finance
     Authority, Palos Community Hospital
     Project, RB (A) (B) (C)
        1.200%, 11/15/24                         10,000                  10,000
   Illinois State, Educational Facilities
     Authority, Adler Planetarium Project,
     RB (A) (B) (C)
        1.050%, 04/01/31                          2,600                   2,600
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Cultural Pooled Financing Project,
     RB (A) (B) (C)
        1.050%, 08/01/30                          2,200                   2,200
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Project, RB (A) (B)
        1.100%, 03/01/27                          8,450                   8,450
   Illinois State, Educational Facilities
     Authority, Concordia University River
     Project, RB (A) (B) (C)
        1.200%, 10/01/31                          2,050                   2,050
   Illinois State, Educational Facilities
     Authority, Educational Assistance
     Project, RB, AMBAC
        4.050%, 09/01/03                          2,055                   2,085
   Illinois State, Educational Facilities
     Finance Development Authority,
     Creative Childrens Academy
     Project, RB (A) (B) (C)
        1.200%, 10/01/28                          2,800                   2,800
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                  3

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Illinois State, Educational Facilities
     Finance Development Authority,
     Trinity International University
     Project, Ser A, RB (A) (B) (C)
        1.100%, 10/01/30                        $ 2,000              $    2,000
   Illinois State, Finance Development
     Authority, American College
     Occupational Project, RB (A) (B) (C)
        1.200%, 10/01/18                          1,485                   1,485
   Illinois State, Finance Development
     Authority, Christian Brothers Services
     Project, RB (A) (B) (C)
        1.200%, 05/01/20                          1,800                   1,800
   Illinois State, Finance Development
     Authority, Dart Container Project,
     RB (A) (B) (C)
        1.250%, 12/01/09                          1,300                   1,300
   Illinois State, Finance Development
     Authority, WBEZ Alliance Project,
     RB (A) (B) (C)
        1.050%, 03/01/29                          3,000                   3,000
   Illinois State, First Ser, GO
        5.500%, 06/01/03                          3,100                   3,130
   Illinois State, GO
        5.000%, 04/01/03                          1,460                   1,465
   Illinois State, Healthcare Facilities
     Authority, United Medical Center
     Project, RB Pre-Refunded @
     100 (D)
        8.125%, 07/01/03                          2,755                   2,819
   Illinois State, Toll Highway Authority,
     Ser B, RB, FSA (A) (B)
        1.150%, 01/01/16                          4,900                   4,900
   Kane, Cook & Dupage Counties, TAW
        2.250%, 11/28/03                          4,000                   4,016
   Lakemoor, Multi-Family Housing
     Authority, Housing Mortgage Project,
     Ser C, RB (A) (B) (C)
        1.180%, 12/01/20                          6,400                   6,400
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B) (C)
        1.250%, 05/01/35                          4,400                   4,400
   Rockford, Industrial Development
     Authority, Wesley Willows Obligation,
     RB (A) (B) (C)
        1.200%, 04/01/32                          2,000                   2,000
   Rockford, School District No. 205, TAW
        2.780%, 10/30/03                          3,000                   3,012
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B) (C)
        1.480%, 12/01/14                          4,350                   4,350

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Tinley Park, Town Pointe Development
     Project, SPA (A) (B) (C)
        1.150%, 02/01/07                        $   835              $      835
                                                                     ----------
                                                                        106,364
                                                                     ----------
Indiana -- 9.4%
   Avon, Educational Development
     Authority, Community School
     Project, GO
        1.950%, 12/31/03                          3,000                   3,008
   Bartholowmew,  Educational
     Development Authority, TAW
        2.250%, 12/31/03                         10,800                  10,878
   Carmel Clay, Schools Project, TAN
        2.250%, 12/31/03                          8,200                   8,261
   Concord, Community Schools
     Project, TAW
        1.750%, 12/31/03                          4,000                   4,012
   Franklin, Multi-School Project, BAN
        2.500%, 07/01/03                          2,500                   2,510
   Goshen, Industrial Economic
     Development Authority, Goshen
     College Project, RB (A) (B) (C)
        1.100%, 10/01/37                          9,000                   9,000
   Greensburg, Community Schools
     Project, TAN
        2.250%, 12/31/03                          2,000                   2,014
   Huntington County, Community School
     Project, TAW
        1.750%, 12/29/03                          4,000                   4,011
   Indiana State, Educational Facilities
     Authority, Wesleyan University
     Project, RB (A) (B) (C)
        1.200%, 12/01/15                          3,870                   3,870
   Indiana State, Educational Facilities
     Development Finance Authority,
     Brebeuf Preparatory School
     Project, RB (A) (B) (C)
        1.200%, 07/01/26                          3,400                   3,400
   Indiana State, Educational Facilities
     Development Finance Authority,
     Cathedral High School Project,
     RB (A) (B) (C)
        1.200%, 09/01/26                          6,150                   6,150
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Credit Group Project,
     Ser A-4, RB (A) (B)
        1.150%, 11/15/36                          8,000                   8,000
   Indiana State, Health Facilities
     Financing Authority, Baptist Homes
     of Indiana Project, RB (A) (B) (C)
        1.100%, 11/01/30                          9,560                   9,560

--------------------------------------------------------------------------------
4                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Indiana State, Health Facilities
     Financing Authority, Bethesda Living
     Center Project, Ser B, RB (A) (B) (C)
        1.150%, 08/01/31                        $ 1,350              $    1,350
   Indiana State, Health Facilities
     Financing Authority, Capital Access
     Pool Program, RB (A) (B) (C)
        1.050%, 04/01/12                         10,000                  10,000
   Indiana State, Health Facilities
     Financing Authority, Lutherwood
     Project, RB (A) (B) (C)
        1.200%, 07/01/10                            770                     770
   Indiana State, Industrial Finance
     Development Authority, Goodwill
     Industries Center Project,
     RB (A) (B) (C)
        1.200%, 06/01/16                          1,975                   1,975
   Indianapolis-Marion County,
     Independent Public Library
     Project, Ser A, GO
        3.500%, 07/01/03                          1,530                   1,541
   Knox, Community School Project, TAW
        1.750%, 12/31/03                          1,000                   1,002
   Portage, Industrial Economic
     Development Authority,
     RB (A) (B) (C)
        1.210%, 09/01/03                            130                     130
   Spencer-Owen, Community Schools,
     Temporary Loan Warrants
        1.750%, 12/31/03                          4,200                   4,216
   Tippecanoe, TAN
        2.000%, 12/30/03                          7,000                   7,036
                                                                     ----------
                                                                        102,694
                                                                     ----------
Iowa -- 3.3%
   Council Bluffs, Pollution Control
     Authority, Iowa-Illinois Gas & Electric
     Project, RB (A) (B) (C)
        1.200%, 01/01/25                          4,950                   4,950
   Iowa State, Finance Authority,
     Burlington Medical Center Project,
     RB, FSA (A) (B)
        1.200%, 06/01/27                          1,800                   1,800
   Iowa State, Finance Authority, Carroll
     Kuemper Catholic High School
     Project, RB (A) (B) (C)
        1.200%, 06/01/28                          1,100                   1,100
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Wartburg Project, RB (A) (B) (C)
        1.200%, 03/01/30                          2,500                   2,500

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Iowa State, Higher Education Loan
     Authority, Saint Ambrose Project,
     RB (A) (B) (C)
        1.200%, 02/01/05                        $ 1,500              $    1,500
   Iowa State, Private Colleges Finance
     Authority, Drake University Project,
     RB (A) (B) (C)
        1.200%, 07/01/31                          3,600                   3,600
   Louisa County, Pollution Control
     Authority, Iowa-Illinois Gas & Electric
     Project, RB (A) (B)
        1.150%, 03/01/17                          3,900                   3,900
   Louisa County, Pollution Control
     Authority, Iowa-Illinois Gas & Electric
     Project, Ser A, RB (A) (B)
        1.150%, 09/01/16                         16,300                  16,300
                                                                     ----------
                                                                         35,650
                                                                     ----------
Kansas -- 0.8%
   Kansas State, Development Finance
     Authority, Department of
     Administration Project, Ser J1,
     RB (A) (B)
        1.200%, 12/01/18                          3,185                   3,185
   Kansas State, Development Finance
     Authority, Department of
     Administration Project,
     Ser J2, RB (A) (B)
        1.200%, 12/01/34                          1,540                   1,540
   Salina, Central Mall Dillard Project,
     Ser 84, RB (A) (B)
        1.250%, 12/01/14                            495                     495
   Topeka, Multi-Family Housing
     Authority, Fleming Court Project,
     RB (A) (B) (C)
        1.180%, 12/01/28                          3,835                   3,835
                                                                     ----------
                                                                          9,055
                                                                     ----------
Kentucky -- 1.0%
   Kentucky State, Association of
     Counties, TRAN
        3.000%, 06/30/03                          7,264                   7,296
   Kentucky State, Economic
     Development Finance Authority,
     Adventist Health Systems Project,
     Ser A, RB (A)
     (B) (C)
        1.100%, 11/15/27                          1,375                   1,375
   Kentucky State, Rural Water
     Authority, RB
        2.250%, 11/01/03                          2,500                   2,518
                                                                     ----------
                                                                         11,189
                                                                     ----------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                  5

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Louisiana -- 0.5%
   Louisiana State, Public Facilities
     Authority, Ser B, RB
        3.000%, 09/23/03                        $ 3,000              $    3,021
   Louisiana State, Public Facilities
     Authority, Ser D, GO
        3.000%, 09/23/03                            595                     599
   New Orleans, Aviation Board Authority,
     Ser C, GO, MBIA (A) (B)
        1.100%, 08/01/11                            945                     945
   New Orleans, Industrial Development
     Authority, Spectrum Control
     Technology Project, RB (A) (B) (C)
        1.150%, 03/01/07                          1,100                   1,100
                                                                     ----------
                                                                          5,665
                                                                     ----------
Maryland -- 0.9%
   Anne Arundel County, Kellington
     Association Project, RB (A) (B) (C)
        1.300%, 06/15/11                          1,150                   1,150
   Maryland State, Economic
     Development Authority, Goodwill
     Industrial Project, RB (A) (B) (C)
        1.050%, 09/01/24                          2,430                   2,430
   Montgomery County, Multi-Family
     Housing Authority, Oakwood Project,
     Ser A, RB (A) (B)
        1.050%, 11/01/07                          6,000                   6,000
                                                                     ----------
                                                                          9,580
                                                                     ----------
Massachusetts -- 8.2%
   Blackstone Valley, Vocational School
     Authority, BAN
        2.500%, 07/15/03                          4,000                   4,010
   Gloucester, BAN
        2.750%, 06/27/03                          1,500                   1,505
   Massachusetts Bay, Transportation
     Authority, General Transportation
     Project, GO (A) (B)
        1.100%, 03/01/30                          5,400                   5,400
   Massachusetts Bay, Transportation
     Authority, Ser SG 156,
     RB (A) (B) (C)
        1.150%, 07/01/30                         20,060                  20,060
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project, RB (A) (B) (C)
        1.050%, 02/01/33                          4,000                   4,000
   Massachusetts State, Development
     Finance Agency, Loomis
     Communities Project, Ser B, RB (A)
     (B) (C)
        1.060%, 03/01/10                          5,400                   5,400

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Development
     Finance Agency, Ocean Spray
     Cranberries Project, RB (A) (B) (C)
        1.030%, 10/15/11                        $ 5,815              $    5,815
   Massachusetts State, Development
     Finance Agency, Phillips Academy
     Project, RB (A) (B)
        1.060%, 09/01/33                          3,300                   3,300
   Massachusetts State, Federal Highway
     Authority, RB (A) (B)
        1.050%, 06/15/09                          1,800                   1,800
   Massachusetts State, Finance
     Development Agency, Belmont Day
     School Project, RB (A) (B) (C)
        1.100%, 07/01/31                          6,000                   6,000
   Massachusetts State, Finance
     Development Agency, Draper
     Laboratory Issue, RB, MBIA (A) (B)
        1.050%, 06/01/30                          4,000                   4,000
   Massachusetts State, Finance
     Development Agency, Fessenden
     School Project, RB (A) (B) (C)
        1.100%, 08/01/31                          5,500                   5,500
   Massachusetts State, GO, MBIA (A) (B)
        1.050%, 05/01/09                          4,995                   4,995
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A) (B)
        0.950%, 10/01/27                          3,015                   3,015
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project,
     RB (A) (B) (C)
        1.150%, 07/01/33                          2,000                   2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Essex Museum Project, RB (A) (B)
        1.060%, 07/01/33                          2,500                   2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     University of Massachusetts Project,
     Ser A, RB (A) (B) (C)
        1.000%, 11/01/30                          2,400                   2,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue, Ser E,
     RB (A) (B) (C)
        1.000%, 07/01/22                            500                     500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E,
     RB (A) (B)
        1.000%, 08/01/14                          2,000                   2,000
--------------------------------------------------------------------------------
6                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Industrial
     Finance Agency, Milton Academy Issue,
     RB, MBIA (A) (B)
        1.050%, 03/01/27                        $ 2,900              $    2,900
   Worchester, BAN
        1.800%, 08/29/03                          2,000                   2,004
                                                                     ----------
                                                                         89,104
                                                                     ----------
Michigan -- 1.9%
   East China, School District,
     State Aid Notes
        2.350%, 06/24/03                          1,250                   1,254
   Farmington Hills, Botsford General
     Hospital Project, Ser B, RB,
     MBIA (A) (B)
        1.200%, 02/15/16                            300                     300
   Jackson County, Economic
     Development Authority, Limited
     Thrifty Leoni Project, RB (A) (B) (C)
        1.400%, 12/01/14                            800                     800
   Lakeville, Community School District,
     State Aid Notes
        2.150%, 06/27/03                          3,000                   3,002
   Michigan State, Job Development
     Authority, East Lansing Residential
     Project, RB (A) (B) (C)
        1.250%, 12/01/14                          1,000                   1,000
   Michigan State, Municipal Bond
     Authority, Ser C-1, RB
        2.250%, 08/22/03                          6,500                   6,526
   Michigan State, Strategic Fund,
     Peachwood Center Association
     Project, RB (A) (B) (C)
        1.080%, 06/01/16                          2,035                   2,035
   Michigan State, Strategic Fund, Van
     Andel Research Institute Project,
     RB (A) (B) (C)
        1.200%, 11/01/27                          1,300                   1,300
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
        1.175%, 05/01/14                          1,000                   1,000
   Sterling Heights, Economic
     Development Authority, Sterling
     Shopping Center Project,
     RB (A) (B) (C)
        1.150%, 12/01/10                          3,160                   3,160
                                                                     ----------
                                                                         20,377
                                                                     ----------

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Minnesota -- 1.6%
   Bloomington, Multi-Family Housing
     Authority, Bristol Village Project,
     Ser A-1, RB (A) (B)
        1.050%, 11/15/32                        $12,000              $   12,000
   Lauderdale, Children's Home Society
     Project, RB (A) (B) (C)
        1.250%, 12/01/30                          2,910                   2,910
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B) (C)
        1.200%, 11/01/15                          1,700                   1,700
   St. Paul, Port Authority District, Ser M,
     RB (A) (B) (C)
        1.200%, 03/01/21                          1,300                   1,300
                                                                     ----------
                                                                         17,910
                                                                     ----------
Missouri -- 3.3%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
        1.230%, 01/01/09                          1,500                   1,500
   Kansas City, Industrial Development
     Authority, Bethesda Living Center
     Project, Ser A, RB (A) (B) (C)
        1.200%, 08/01/31                          2,800                   2,800
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A) (B) (C)
        1.140%, 02/15/31                          4,045                   4,045
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A) (B) (C)
        1.200%, 08/15/24                          8,200                   8,200
   Missouri State, Health & Educational
     Facilities Authority, Kansas City Art
     Institute Project, RB (A) (B) (C)
        1.250%, 11/01/29                            500                     500
   Missouri State, Health & Educational
     Facilities Authority, Mehlville Project,
     Ser L, RB (A) (B)
        2.250%, 10/24/03                          8,500                   8,535
   Missouri State, Health & Educational
     Facilities Authority, Pembroke Hill
     School Project, RB (A) (B) (C)
        1.210%, 07/01/25                          2,950                   2,950
        1.210%, 07/01/26                          3,740                   3,740
   Missouri State, Health & Educational
     Facilities Authority, Rockhurst
     University Project, RB (A) (B) (C)
        1.150%, 11/01/32                            450                     450

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 7

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Missouri State, Public Utilities
     Commission, RB
        2.500%, 11/01/03                        $ 3,000              $    3,017
                                                                     ----------
                                                                         35,737
                                                                     ----------
Nebraska -- 0.9%
   Lancaster County, Hospital Authority,
     Bryan Leigh Medical Center Project,
     RB, AMBAC (A) (B)
        1.200%, 06/01/18                          9,400                   9,400
                                                                     ----------
New Jersey -- 1.5%
   Fairfield Township, BAN
        2.250%, 12/04/03                          2,363                   2,380
   New Jersey State, Economic
     Development Authority, Urban
     Renewal Project, RB (A) (B) (C)
        1.300%, 04/01/19                          1,000                   1,000
   New Jersey State, TRAN
        3.000%, 06/12/03                         12,500                  12,553
                                                                     ----------
                                                                         15,933
                                                                     ----------
New York -- 1.0%
   New York City, Ser D, GO, FGIC (A) (B)
        1.050%, 02/01/20                          5,900                   5,900
   New York State, Educational
     Services, RAN
        2.125%, 12/30/03                          3,000                   3,019
   New York State, Executive Department
     of General Services, COP
        4.000%, 03/01/03                          1,800                   1,800
                                                                     ----------
                                                                         10,719
                                                                     ----------
Ohio -- 4.3%
   American Municipal Power, Lodi Village
     Project, BAN
        2.250%, 03/20/03                          1,250                   1,250
   Cincinnati & Hamilton Counties, Port
     Authority, CEI Realty Association
     Project, RB (A) (B) (C)
        1.700%, 08/01/15                            980                     980
   Franklin County, Hospital Authority,
     U.S. Health Project, Ser B,
     RB (A) (B) (C)
        1.050%, 12/01/20                          6,390                   6,390
   Kettering, City School District, BAN
        2.000%, 01/16/04                          3,500                   3,525
   Lima, Refunding & Improvement
     Authority, Lima Memorial Hospital
     Project, RB (A) (B) (C)
        1.200%, 12/01/10                          2,230                   2,230

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Lorain County, Industrial Development
     Authority, Regional Medical Center
     Project, RB (A) (B) (C)
        1.200%, 05/01/22                        $   860              $      860
   Montpelier, BAN
        1.790%, 06/18/03                          1,000                   1,001
   Ohio State, Building Authority, Frank J.
     Lausch Street Project,
     RB Pre-Refunded @ 100 (D)
       10.125%, 04/01/03                            550                     554
   Ohio State, Building Authority, Toledo
     Government Office Building Project,
     RB Pre-Refunded @ 100 (D)
       10.125%, 04/01/03                            720                     726
   Ohio State, Higher Educational
     Facilities Authority, Pooled Financing
     Program, Ser A, RB (A) (B) (C)
        1.050%, 09/01/27                         14,920                  14,920
   Ohio State, Higher Educational
     Facilities Commission, Kenyon
     College Project, RB (A) (B)
        1.100%, 04/01/22                          3,800                   3,800
   Ohio State, Higher Educational
     Facilities Commission, Mount Union
     College Project, RB (A) (B) (C)
        1.150%, 09/01/20                          2,785                   2,785
   Plain, Local School District, BAN
        2.000%, 06/04/03                          5,000                   5,011
   Summit County, Industrial Development
     Authority, Arlington Plaza Project,
     RB (A) (B) (C)
        1.600%, 09/01/15                          1,840                   1,840
   University of Toledo, General Authority,
     RB, FGIC (A) (B)
        1.200%, 06/01/32                            900                     900
                                                                     ----------
                                                                         46,772
                                                                     ----------
Oklahoma -- 1.5%
   Oklahoma State, Industrial Hospital
    Authority, Deaconess Health Project,
     Ser A, RB (A) (B) (C)
        1.160%, 10/01/17                          4,000                   4,000
   Tulsa, GO
        4.250%, 03/01/03                          2,100                   2,100
   Tulsa, Industrial Authority, Childrens'
     Coalition Project, RB (A) (B) (C)
        1.200%, 04/01/15                          3,140                   3,140
   Tulsa, Industrial Authority, County
     Housing Fund Project, RB (A) (B)
        1.480%, 10/01/32                          7,600                   7,600
                                                                     ----------
                                                                         16,840
                                                                     ----------

--------------------------------------------------------------------------------
8                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Oregon -- 0.5%
   Oregon State, Ser A, TAN
        3.250%, 05/01/03                        $ 5,000              $    5,010
                                                                     ----------
Pennsylvania -- 12.7%
   Allegheny County, Industrial
     Development Authority, Commercial
     Development, Two Marquis Project,
     RB (A) (B) (C)
        1.150%, 12/01/14                          3,465                   3,465
   Allegheny County, Industrial
     Development Authority, Jewish
     Home & Hospital Project, Ser B,
     RB (A) (B) (C)
        1.150%, 10/01/26                          2,405                   2,405
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B) (C)
        1.650%, 08/01/31                          1,000                   1,000
   Allegheny County, Ser C-50, GO (A) (B)
        2.050%, 05/01/27                         10,000                  10,000
   Berks County, Industrial Development
     Authority, Rilsan Industrial Project,
     RB (A) (B) (C)
        1.150%, 12/01/04                          2,050                   2,050
   Bucks County, Industrial Development
     Authority, Pennswood Village Project,
     Ser B, RB (A) (B) (C)
        1.100%, 10/01/34                          1,000                   1,000
   Chester County, Industrial Development
     Authority, The Woods Project,
     RB (A) (B) (C)
        1.150%, 03/31/15                          1,150                   1,150
   Crawford County, TAN
        2.125%, 12/31/03                          2,000                   2,011
   Cumberland County, Municipal
     Authority, Dickinson College Project,
     Ser A, RB (A) (B) (C)
        1.800%, 11/01/03                          5,095                   5,095
   Dallastown, Area School District
     Authority, GO, FGIC (A) (B)
        1.150%, 05/01/20                          1,395                   1,395
   Dauphin County, General Authority,
     Allhealth Pooled Finance Program,
     Ser B, RB, FSA (A) (B)
        1.160%, 10/01/27                            480                     480
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center
     Project, RB (A) (B) (C)
        1.080%, 12/15/31                          2,450                   2,450

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Delaware Valley, Port Authority of
     Pennsylvania & New Jersey, Ser B,
     RB, AMBAC
        5.250%, 01/01/04                        $ 1,250              $    1,294
   Delaware Valley, Regional Finance
     Authority, RB (A) (B)
        1.150%, 07/01/27                          1,000                   1,000
   Delaware Valley, Regional Finance
     Authority, RB, AMBAC (A) (B)
        1.090%, 01/01/14                          5,600                   5,600
   East Hempfield Township, Industrial
     Development Authority, Menomite
     Home Project, RB (A) (B) (C)
        1.150%, 06/01/25                          1,500                   1,500
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B) (C)
        1.150%, 10/01/24                          1,800                   1,800
   Lancaster, Higher Education Authority,
     Franklin & Marshall College Project,
     RB (A) (B)
        1.180%, 04/15/27                          2,080                   2,080
   Montgomery County, Redevelopment
     Authority, Kingswood Apartments
     Project, Ser A, RB (A) (B)
        1.050%, 08/15/31                          6,000                   6,000
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B) (C)
        1.150%, 11/01/10                            900                     900
   Northampton County, Industrial
     Development Authority, Kirkland
     Village Project, RB (A) (B) (C)
        1.060%, 11/01/30                          1,000                   1,000
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B) (C)
        1.150%, 02/01/18                          1,750                   1,750
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project,
     Ser E1, RB (A) (B) (C)
        1.150%, 09/01/19                          1,800                   1,800
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area, Ser J1,
     RB (A) (B) (C)
        1.150%, 11/01/30                          5,300                   5,300
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area, Ser J3,
     RB (A) (B) (C)
        1.130%, 11/01/30                          3,900                   3,900
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                  9

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Higher Education
     Facilities Authority, Association of
     Independent Colleges, Ser C3,
     RB (A) (B) (C)
        1.800%, 11/01/03                        $ 1,300              $    1,300
   Pennsylvania State, Higher Education
     Facilities Authority, Association of
     Independent Colleges, Ser I4,
     RB (A) (B) (C)
        1.150%, 11/01/31                          5,200                   5,200
   Pennsylvania State, Higher Education
     Facilities Authority, Association of
     Independent Colleges, Ser I5,
     RB (A) (B) (C)
        1.150%, 11/01/21                          4,000                   4,000
   Pennsylvania State, Turnpike
     Commission, Ser B, RB (A) (B)
        1.050%, 12/01/12                          5,400                   5,400
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Temple East Project, Ser B,
     RB (A) (B) (C)
        1.100%, 06/01/14                            600                     600
   Philadelphia, Industrial Development
     Authority, Inglis House Project,
     RB (A) (B) (C)
        1.850%, 05/01/17                          7,000                   7,000
   Philadelphia, Ser A, TRAN
        3.000%, 06/30/03                         14,000                  14,067
   Philadelphia, Water & Wastewater
     Authority, Ser B, RB, AMBAC (A) (B)
        1.000%, 08/01/27                         26,800                  26,800
   Sayre, Healthcare Facilities Authority,
     VHR Capital Financing Project, Ser I,
     RB, AMBAC (A) (B)
        1.100%, 12/01/20                          1,200                   1,200
        1.100%, 12/01/20                          4,100                   4,100
   Washington County, State Leasing
     Authority, Eye & Ear Project,
     Ser B-1, Sub-Ser D, RB (A) (B) (C)
        1.150%, 12/15/18                          2,200                   2,200
                                                                     ----------
                                                                        138,292
                                                                     ----------
Rhode Island -- 3.6%
   Cranston, BAN
        2.625%, 07/16/03                          3,000                   3,011
   Rhode Island State, Revenue Authority,
     Convention Center Project, Ser A,
     RB, MBIA (A) (B)
        1.050%, 05/15/27                         36,520                  36,520
                                                                     ----------
                                                                         39,531
                                                                     ----------

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

South Carolina -- 0.5%
   South Carolina State, Economic Jobs
     Development Authority, St. Joseph's
     High School Project, RB (A) (B) (C)
        1.280%, 05/15/25                        $ 5,000              $    5,000
                                                                     ----------
Tennessee -- 0.9%
   Knox County, Industrial Development
     Board Authority, Professional Plaza
     Project, RB, FGIC (A) (B) (C)
        1.100%, 12/01/14                          1,800                   1,800
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Dede Wallace
     Healthcare Systems Project,
     RB (A) (B) (C)
        1.050%, 03/01/16                          1,000                   1,000
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Father Ryan High
     School Project, RB (A) (B) (C)
        1.050%, 07/01/22                          5,000                   5,000
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Franklin Road
     Project, RB (A) (B) (C)
        1.050%, 07/01/21                          1,160                   1,160
   Rutherford County, GO
        4.000%, 04/01/03                          1,070                   1,073
                                                                     ----------
                                                                         10,033
                                                                     ----------
Texas -- 2.1%
   Carroll, Independent School
     District, GO
        5.000%, 02/15/04                          1,500                   1,555
   Garland, Health Facilities Development
     Authority, Chambrel Club Project,
     RB (A) (B)
        1.100%, 11/15/32                            500                     500
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B) (C)
        1.200%, 11/01/19                          1,500                   1,500
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B) (C)
        1.150%, 12/01/08                          1,800                   1,800
   Houston, Public Improvements,
     Ser A, GO
        5.000%, 03/01/03                          1,000                   1,000
   Tarrant County, Multi-Family Housing
     Finance Authority, Sierra Project,
     RB (A) (B) (E)
        1.050%, 02/15/27                          5,700                   5,700

--------------------------------------------------------------------------------
10                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Texas State, Financial Assistance
     Authority, GO
        5.000%, 08/01/03                        $ 1,500              $    1,525
   Texas State, Multi-Family Housing
     Authority, Department of Housing and
     Community Affairs, High Point
     Project, RB (A) (B) (E)
        1.050%, 02/01/23                          2,090                   2,090
   Texas State, TRAN
        2.750%, 08/29/03                          3,350                   3,370
   Travis County, Ser A, GO
        5.000%, 03/01/03                          3,470                   3,470
                                                                     ----------
                                                                         22,510
                                                                     ----------
Utah -- 0.3%
   Utah State, Ser C, GO (A) (B)
        1.000%, 07/01/16                          3,400                   3,400
                                                                     ----------
Vermont -- 1.0%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B) (C)
        1.200%, 06/01/22                            635                     635
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B) (C)
        1.200%, 06/01/27                          5,920                   5,920
   Vermont State, Student Assistance
     Authority, RB (A) (B) (C)
        1.150%, 01/01/04                          3,925                   3,925
                                                                     ----------
                                                                         10,480
                                                                     ----------
Washington -- 2.0%
   Northwest Washington, Electric
     Authority, Ser A04, RB,
     MBIA (A) (B)
        1.170%, 07/01/18                          4,225                   4,225
   Port Moses Lake, Public Industrial
     Authority, Basic American Foods
     Project, RB (A) (B) (C)
        0.980%, 09/01/05                          4,200                   4,200
   Seattle, Low Income Housing Authority,
     Foss Home Project, RB (A) (B)
        1.100%, 12/01/24                          4,770                   4,770
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities, RB (A) (B) (C)
        1.250%, 01/01/34                            550                     550

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Washington State, Housing Finance
     Commission, YMCA of Snohomish
     County Project, RB (A) (B) (C)
        1.250%, 06/01/27                        $ 2,640              $    2,640
   Washington State, Not-For-Profit
     Housing Finance Commission,
     Tacoma Art Museum Project,
     RB (A) (B) (C)
        1.200%, 06/01/32                          4,075                   4,075
   Washington State, Public Power Supply
     Authority, Nuclear Project No. 3,
     Ser A, RB
        5.000%, 07/01/03                          1,500                   1,520
                                                                     ----------
                                                                         21,980
                                                                     ----------
West Virginia -- 0.1%
   West Virginia State, Hospital Finance
     Authority, St. Joseph's Hospital
     Project, RB (A) (B) (C)
        1.110%, 10/01/10                          1,700                   1,700
                                                                     ----------
Wisconsin -- 4.0%
   Appleton, Industrial Development
     Authority, Valley Packaging
     Industries Project, RB (A) (B) (C)
        1.200%, 02/01/11                            590                     590
   Green Bay, Industrial Development
     Authority, Curative Rehabilitation
     Center Project, RB (A) (B) (C)
        1.200%, 07/01/13                            745                     745
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B)
        1.250%, 11/01/14                          1,900                   1,900
   Milwaukee, Metropolitan Sewer District,
     Ser A, GO
        6.125%, 10/01/03                          1,230                   1,266
   Milwaukee, Redevelopment Authority,
     Blatz Apartments Project,
     Ser A, RB (A) (B)
        1.050%, 12/01/30                          7,785                   7,785
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno College
     Project, RB (A) (B) (C)
        1.200%, 11/01/17                          1,000                   1,000
   Wisconsin State, Health & Educational
     Facilities Authority, Blood Center
     Project, Ser A, RB (A) (B) (C)
        1.200%, 06/01/19                          7,180                   7,180
   Wisconsin State, Health & Educational
     Facilities Authority, Gundersen
     Lutheran Project, Ser A, RB (A) (B)
        1.200%, 12/01/15                          2,800                   2,800

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 11

STATEMENT OF NET ASSETS (Unaudited)


Tax Free Fund (Concluded)

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Wisconsin State, Health & Educational
     Facilities Authority, Gundersen
     Lutheran Project, Ser B, RB (A) (B)
        1.200%, 12/01/29                        $ 1,000              $    1,000
   Wisconsin State, Health & Educational
     Facilities Authority, Milwaukee
     Protestant Home Project, Ser A,
     RB (A) (B) (C)
        1.200%, 10/01/29                          9,695                   9,695
   Wisconsin State, Master
     Lease Program, Ser A, COP
        5.000%, 03/01/03                          2,495                   2,495
   Wisconsin State, School District,
     Cash Flow Management Program,
     Ser B-2, COP
        2.000%, 10/30/03                          5,600                   5,627
   Wisconsin State, Ser A, GO
        2.500%, 05/01/03                          1,000                   1,008
                                                                     ----------
                                                                         43,091
                                                                     ----------
Wyoming -- 0.4%
   Cambell County, School District
     No. 1, TAW
        2.500%, 06/26/03                          4,000                   4,005
                                                                     ----------
Multi-State -- 1.1%
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate of
     Beneficial Ownership Project,
     RB (A) (B) (C)
        1.240%, 05/01/28                          8,735                   8,735
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser A, COP (A) (B) (C)
        1.250%, 07/01/05                          3,345                   3,345
                                                                     ----------
                                                                         12,080
                                                                     ----------
Puerto Rico -- 0.8%
   Puerto Rico Commonwealth, TRAN
        2.500%, 07/30/03                          9,000                   9,038
                                                                     ----------
Total Municipal Bonds
   (Cost $1,078,898)                                                  1,078,898
                                                                     ----------
Total Investments -- 99.2%
   (Cost $1,078,898)                                                  1,078,898
                                                                     ----------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.8%
Investment Advisory Fees Payable                                     $      (34)
Management Fees Payable                                                    (277)
Other Assets and Liabilities                                              8,879
                                                                     ----------
Total Other Assets & Liabilities, Net                                     8,568
                                                                     ----------

NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 1,087,653,760 outstanding shares
   of beneficial interest                                             1,087,505
Accumulated net realized loss on investments                                (39)
                                                                     ----------
Total Net Assets -- 100.0%                                            $1,087,466
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                              $1.00
                                                                     ==========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FHLMC/FNMA.
AMBAC --American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
12                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

California Tax Exempt Fund

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Municipal Bonds -- 98.8%
California -- 88.3%
   Anaheim, High School District,
     School Facilities Bridge
     Funding Project, COP, FSA (A) (B)
        1.100%, 09/01/29                         $1,100                 $ 1,100
   Anaheim, Multi-Family Housing
     Authority, Heritage Village
     Apartments Project, Ser A,
     RB (A) (B) (C)
        1.100%, 11/01/22                            980                     980
   Bay Area, Toll Authority, San
     Francisco Bay Area Project,
     Ser C, RB, AMBAC (A) (B)
        1.000%, 04/01/25                            865                     865
   California State, Department
     of Water Resources, Ser 764,
     RB, FSA (A) (B)
        1.080%, 05/01/12                          1,000                   1,000
   California State, Economic
     Development Finance
     Authority, Volk Enterprises
     Project, RB (A) (B) (C)
        1.100%, 06/01/21                            500                     500
   California State, Educational
     Facilities Authority,
     Chapman University Project,
     RB (A) (B) (C)
        1.150%, 12/01/30                            900                     900
   California State, Educational
     Facilities Authority,
     Stanford University Project,
     Ser L-9, RB (A) (B)
        1.000%, 10/01/22                          1,000                   1,000
   California State, Health
     Facilities Financing
     Authority, Catholic
     Healthcare Project, Ser C,
     RB, MBIA (A) (B)
        1.100%, 07/01/20                            600                     600
   California State, Health
     Facilities Financing
     Authority, Scripps Memorial
     Hospital Project, Ser B, RB,
     MBIA (A) (B)
        1.000%, 10/01/21                            200                     200
   California State, School Cash
     Reserve Program, Ser A, RB
        3.000%, 07/03/03                            500                     502
   California Statewide,
     Communities Development
     Authority, Covenant
     Retirement Communities
     Project, COP (A) (B) (C)
        1.050%, 12/01/22                            595                     595
   California Statewide,
     Communities Development
     Authority, Ser A, TRAN
        3.000%, 06/30/03                            500                     502

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   California Statewide,
     Community Development
     Authority, Motion Picture &
     Television Project, Ser A,
     RB (A) (B) (C)
        1.000%, 03/01/31                         $  500                  $  500
   Contra Costa County,
     Multi-Family Housing
     Authority, Bay Apartment
     Communities Project, Ser B,
     RB (A) (B)
        0.950%, 11/15/22                          1,000                   1,000
   Costa Mesa, Redevelopment
     Agency, Family Village
     Apartments Project, Ser A,
     RB (A) (B) (C)
        1.000%, 11/01/14                            385                     385
   Desert Sands, School District, BAN
        3.000%, 07/01/03                            500                     502
   Fairfield, TRAN
        3.000%, 06/30/03                            500                     502
   Fremont, Building & Equipment
     Financing Project, COP (A) (B) (C)
        1.100%, 07/01/15                            750                     750
   Fremont, Multi-Family Housing
     Authority, Mission Project,
     Ser E, RB (A) (B) (C)
        1.150%, 09/01/14                            190                     190
   Golden Prairie, Schools
     Financing Authority, Kern
     High School District
     Projects, RB (A) (B) (C)
        1.150%, 08/01/31                          1,000                   1,000
   Hillsborough, Ser A, COP (A) (B)
        1.150%, 06/01/30                          1,900                   1,900
   Huntington Park, Public
     Financing Authority, Parking
     Project, Ser A,
     RB (A) (B) (C)
        1.600%, 09/01/19                            295                     295
   Los Angeles County, Housing
     Authority, Malibu Canyon
     Apartments Project, Ser B,
     RB (A) (B)
        0.900%, 06/01/10                          1,500                   1,500
   Los Angeles County,
     Multi-Family Housing
     Authority, Ser K, RB (A) (B)
        1.020%, 07/01/10                          1,000                   1,000
   Los Angeles County, Ser A, TRAN
        3.000%, 06/30/03                            500                     502
   Los Angeles, Housing
     Authority, Canyon Ranch
     Project, Ser F, RB (A) (B) (C)
        1.050%, 11/01/06                          1,200                   1,200
   Los Angeles, Multi-Family
     Housing Authority, Canyon
     Project, RB (A) (B) (C)
        1.090%, 12/01/10                          1,200                   1,200

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 13

Statement of Net Assets (Unaudited)


California Tax Exempt Fund (Concluded)

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Los Angeles, Unifed School
     District, Ser B12, GO, MBIA (A) (B)
        1.070%, 01/01/27                          $ 500                   $ 500
   Los Angeles, Unified School
     District, Ser B, TRAN
        3.000%, 07/01/03                            500                     502
   Lynwood, Unified School
     District, Bridge Financing
     Program, Ser A, COP (A) (B) (C)
        1.000%, 08/01/34                          1,000                   1,000
   Moreno Valley, Unified School
     District, TRAN
        3.000%, 07/24/03                            450                     453
   Oakland, Capital Equipment
     Project, COP (A) (B) (C)
        1.150%, 12/01/15                            860                     860
   Oakland, Liquidity Facilities
     Authority, Bay Area
     Government Project,
     RB (A) (B) (C)
        1.100%, 12/01/09                             95                      95
   Oakland, TRAN
        3.000%, 07/29/03                            500                     503
   Orange County, Sanitation
     Districts Authority, Ser B,
     COP (A)(B)
        1.100%, 08/01/30                          1,000                   1,000
   Pico Riviera, Redevelopment
     Agency, Crossroads Plaza
     Project, RB (A) (B) (C)
        1.050%, 12/01/10                            600                     600
   Riverside County, Housing
     Authority, De Anza Villas
     Project, RB (A) (B) (C)
        1.080%, 12/01/16                            250                     250
   Rohnert Park, Multi-Family
     Housing Authority,
     Crossbrook Apartments
     Project, Ser A, RB (A) (B)
        0.950%, 06/15/25                            300                     300
   Sacramento, Unified School
     District, TRAN
        2.000%, 12/17/03                            500                     503
   San Bernardino County, Housing
     Authority, Indian Knoll
     Apartments Project, Ser A,
     RB (A) (B)
        1.000%, 06/01/05                            270                     270
   San Bernardino County, Multi-Family
     Housing Authority, Gold West Phase
     2 Project, RB (A) (B) (C) (D)
        1.050%, 05/01/17                            500                     500
   San Diego County, School
     District Authority, Ser A, TRAN
        3.000%, 06/30/03                            500                     502

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   San Diego, Multi-Family
     Housing Authority,
     University Town Center
     Apartments Project, RB (A) (B) (C)
        1.050%, 10/01/15                          $ 100                   $ 100
   San Diego, Museum of Art
     Project, COP (A) (B) (C)
        1.150%, 09/01/30                            600                     600
   San Diego, Redevelopment
     Agency, Centre City Project, TA, MBIA
        2.500%, 09/01/03                            435                     438
   San Jose, Evergreen Community
     College Project, Ser J, GO,
     MBIA (A) (B)
        1.030%, 03/01/11                          1,000                   1,000
   San Marcos, Industrial
     Development Authority,
     Amistar Project,
     RB (A) (B) (C)
        0.910%, 12/01/05                            225                     225
   Simi Valley, Industrial &
     Economic Development
     Authority, Wambold Furniture
     Project, RB (A) (B) (C)
        1.250%, 12/01/14                            150                     150
   Stockton, Multi-Family Housing
     Authority, Mariners Pointe
     Association Project, Ser A,
     RB (A) (B) (C)
        1.000%, 09/01/18                            800                     800
   Three Valleys, Municipal Water
     District Authority, Miramar
     Water Treatment Plant
     Project, COP (A) (B) (C)
        1.050%, 11/01/14                            700                     700
   Ukiah, Unified School
     District, COP, MBIA
        3.000%, 09/01/03                          1,000                   1,010
   Vallejo City, Unified School
     District, TRAN
        2.000%, 08/22/03                          1,000                   1,003
   Ventura County, Community
     College Project, Ser A, GO, MBIA
        3.000%, 08/01/03                            500                     504
   Westminster, Redevelopment
     Agency, Commercial
     Redevelopment Project No. 1,
     TA, AMBAC (A) (B)
        1.100%, 08/01/27                            300                     300
                                                                        -------
                                                                         35,838
                                                                        -------
Multi-State -- 1.1%
   GAF, Tax Exempt Bond Grantor
     Trust, RB (A) (B) (C)
        1.600%, 10/01/12                            440                     440
                                                                        -------

--------------------------------------------------------------------------------
14                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Puerto Rico -- 9.4%
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser 771, RB, MBIA (A) (B)
        1.110%, 07/01/36                         $1,900                 $ 1,900
   Puerto Rico Commonwealth, TRAN
        2.500%, 07/30/03                          1,000                   1,004
   Puerto Rico, Electric Power
     Authority, Ser B, RB (A) (B)
        1.020%, 07/01/20                            900                     900
                                                                        -------
                                                                          3,804
                                                                        -------
Total Municipal Bonds
   (Cost $40,082)                                                        40,082
                                                                        -------
Total Investments -- 98.8%
   (Cost $40,082)                                                        40,082
                                                                        -------
OTHER ASSETS AND LIABILITIES -- 1.2%
Investment Advisory Fees Payable                                             (1)
Management Fees Payable                                                      (7)
Shareholder Servicing Fees Payable                                           (4)
Other Assets and Liabilities                                                492
                                                                        -------
Total Other Assets & Liabilities, Net                                       480
                                                                        -------
NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 31,644,419 outstanding
   shares of beneficial interest                                         31,644
Paid-in-Capital Class C
   (unlimited authorization -- no par value)
   based on 8,945,008 outstanding
   shares of beneficial interest                                          8,945
Accumulated net realized loss on investments                                (27)
                                                                        -------
Total Net Assets -- 100.0%                                              $40,562
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                             $1.00
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                             $1.00
                                                                        =======

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Securities are collateralized under an agreement from FHLB
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FHLB -- Federal Home Loan Bank
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 15

STATEMENT OF NET ASSETS (Unaudited)


Institutional Tax Free Fund

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Municipal Bonds -- 101.4%
Alabama -- 1.7%
   Birmingham, Medical Clinic
     Board, St. Martins Project,
     RB (A) (B) (C)
        1.250%, 12/01/05                        $ 1,025              $    1,025
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B) (C)
        1.230%, 11/01/27                          5,000                   5,000
   Lauderdale County, Public Park
     & Recreation Board, Young Men's
     Christian Project, RB (A) (B) (C)
        1.050%, 12/01/20                          3,100                   3,100
   Mobile, Industrial Development
     Pollution Control Authority,
     M & T Chemicals Project, RB
     (A) (B) (C)
        1.150%, 06/01/04                          2,800                   2,800
   Montgomery, Special Care
     Facilities Financing
     Authority, VHA Alabama
     Project, Ser F, RB, AMBAC (A) (B)
        1.100%, 12/01/30                          8,000                   8,000
   Montgomery, Special Care
     Facilities Financing
     Authority, VHA Alabama
     Project, Ser G, RB, AMBA (A) (B)
        1.100%, 12/01/30                          2,500                   2,500
   Montgomery, Special Care
     Facilities Financing
     Authority, VHA Alabama
     Project, Ser H, RB, AMBAC (A) (B)
        1.100%, 12/01/30                          1,000                   1,000
   Russellville, Industrial
     Development Authority, Clark
     Pulley Industries
     Project, RB (A) (B) (C)
        1.350%, 02/01/09                          1,675                   1,675
                                                                     ----------
                                                                         25,100
                                                                     ----------
Arizona -- 0.7%
   Maricopa County, Industrial
     Development Authority,
     Arcadia Vista Apartments
     Project, Ser A, RB (A) (B) (C)
        1.200%, 09/01/27                          5,250                   5,250
   Maricopa County, Industrial
     Development Authority, Gran
     Victoria Housing Project, RB (A) (B)
        1.050%, 04/15/30                          4,865                   4,865
   Maricopa County, Industrial
     Development Authority,
     McLane Project, RB (A) (B) (C)
        1.550%, 10/01/04                            270                     270
                                                                     ----------
                                                                         10,385
                                                                     ----------

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Arkansas -- 1.1%
   Pulaski County, Lease
     Purchase, Ser A, RB (A) (B) (E)
        1.180%, 03/01/07                        $16,000              $   16,000
                                                                     ----------
California -- 2.0%
   California State, Higher Education Loan
     Authority, Ser D-3, RB
        2.900%, 07/01/03                          3,250                   3,260
   Los Angeles County, Multi-Family
     Housing Authority, Malibu Canyon
     Apartments Project, Ser B,
     RB (A) (B)
        0.900%, 06/01/10                          6,400                   6,400
   Los Angeles, Department of Water &
     Power, Sub-Ser B-3, RB (A) (B)
        1.000%, 07/01/35                         14,600                  14,600
   Oakland, TRAN
        3.000%, 07/29/03                          5,500                   5,535
                                                                     ----------
                                                                         29,795
                                                                     ----------
Colorado -- 2.3%
   Arvada, Water Authority,
     RB, FSA (A) (B)
        1.250%, 11/01/20                          2,500                   2,500
   Castle Pines, North
     Metropolitan District, GO
     (A) (B) (C)
        1.160%, 12/01/28                          9,045                   9,045
   Colorado State, Educational &
     Cultural Facilities
     Authority, Fountain Valley
     School Project, RB (A) (B) (C)
        1.200%, 08/01/13                          1,000                   1,000
   Colorado State, Health
     Facilities Authority,
     Christian Living Project,
     Ser A, RB (A) (B) (C)
        1.150%, 01/01/31                          3,415                   3,415
   Colorado State, Postsecondary
     Educational Facilities
     Authority, Regis Jesuit High
     School Project,
     RB (A) (B) (C)
        1.200%, 12/01/21                          4,005                   4,005
   Denver, Health & Hospital
     Authority, Ser B, RB (A) (B) (C)
        1.200%, 12/01/31                          4,300                   4,300
   NBC, Metropolitan District
     Authority, GO (A) (B) (C)
        1.550%, 12/01/30                          1,580                   1,580
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB (A) (B) (C)
        1.250%, 04/01/17                          6,685                   6,685

--------------------------------------------------------------------------------
16                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Willow Trace, Metropolitan
     District, Ser A, GO (A) (B)
        1.550%, 12/01/31                        $ 1,290              $    1,290
                                                                     ----------
                                                                         33,820
                                                                     ----------
Connecticut -- 0.6%
   Connecticut State, Development
     Authority, Independent
     Living Project, Ser B, RB
     Pre-Refunded @ 102 (D)
        8.000%, 07/01/03                          1,270                   1,322
   Connecticut State, Health &
     Educational Facilities
     Authority, University of
     Hartford Project, Ser C, RB
     Pre-Refunded @ 100 (D)
        8.000%, 07/01/03                          7,845                   8,012
                                                                     ----------
                                                                          9,334
                                                                     ----------
Delaware -- 2.4%
   Delaware State, Economic
     Development Authority,
     Hospital Billing, Ser B, RB,
     AMBAC (A) (B)
        1.050%, 12/01/15                         14,980                  14,980
   Delaware State, Economic
     Development Authority,
     Peninsula United Methodist
     Project, Ser B, RB (A) (B) (C)
        1.100%, 05/01/15                          4,935                   4,935
   Sussex County, Economic
     Development Authority, Route
     113 Limited Partnership
     Project, RB (A) (B) (C)
        1.250%, 11/01/06                          5,700                   5,700
   University of Delaware,
     University Revenue
     Authority, Ser A, RB (A) (B)
        1.100%, 11/01/18                         10,175                  10,175
                                                                     ----------
                                                                         35,790
                                                                     ----------
District of Columbia -- 0.8%
   District of Columbia,
     Institute of International
     Economic Issues, RB (A) (B) (C)
        1.050%, 06/01/25                          2,600                   2,600
   District of Columbia,
     Laboratory School Issue, RB
     (A) (B) (C)
        1.150%, 12/01/23                          1,710                   1,710
   District of Columbia,
     Multi-Family Housing
     Authority, Carmel Project,
     Ser A, RB (A) (B) (C)
        1.110%, 11/01/26                          7,830                   7,830
                                                                     ----------
                                                                         12,140
                                                                     ----------

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Florida -- 2.0%
   Alachua County, Industrial
     Development Authority, Oak
     Hall School Project, RB (A) (B) (C)
        1.100%, 07/01/19                        $ 1,340              $    1,340
   Dade County, Water & Sewer
     System, Ser 1994, RB, FGIC (A) (B)
        1.050%, 10/05/22                          3,500                   3,500
   Florida State, Multi-Family
     Housing Authority, Country
     Club Project, Ser PP, RB (A) (B) (C)
        1.230%, 12/01/12                          4,595                   4,595
   Florida State, Multi-Family
     Housing Authority, RB (A) (B)
        1.050%, 12/01/05                          5,370                   5,370
   Jacksonville, Industrial
     Development Authority,
     University of Florida Health
     Science Center Project,
     RB (A) (B)
        1.250%, 07/01/19                          1,000                   1,000
   Miami-Dade County, Industrial
     Development Authority, Holy
     Cross Academy Project, RB
     (A) (B) (C)
        1.050%, 07/01/20                          2,780                   2,780
   Orange County, Educational
     Facilities Authority,
     Rollins College Project, RB
     (A) (B) (C)
        1.150%, 05/01/31                            625                     625
   Pasco County, Multi-Family
     Housing Finance Authority,
     Carlton Arms of Magnolia
     Valley Project, RB (A) (B) (C)
        1.225%, 12/01/07                          2,000                   2,000
   Pinellas County, Healthcare
     Facilities Authority, Pooled
     Hospital Loan Program, RB,
     AMBAC (A) (B)
        1.150%, 12/01/15                          7,850                   7,850
   Volusia County, Industrial
     Development Authority, APCO
     Project, Ser A, RB (A) (B) (C)
        1.150%, 02/01/30                            920                     920
                                                                     ----------
                                                                         29,980
                                                                     ----------
Georgia -- 6.7%
   Athens, Multi-Family Housing
     Authority, Georgian
     Apartments Association
     Project, RB (A) (B) (C)
        1.430%, 08/01/05                          1,400                   1,400
   Atlanta, Water & Sewer
     Authority, Merlots Project,
     Ser A, RB (A) (B)
        1.170%, 11/01/22                          7,555                   7,555

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 17

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Bibb County, Development
     Authority, Baptist Village
     Project, RB (A) (B) (C)
        1.050%, 08/01/18                        $ 3,800              $    3,800
   Brooks County, Development
     Authority, Presbyterian Home
     Project, RB (A) (B) (C)
        1.050%, 03/01/18                          5,000                   5,000
   Cobb County, Multi-Family
     Housing Authority, Tibarron
     Association Project, Ser D,
     RB (A) (B) (C)
        1.230%, 10/01/06                          8,600                   8,600
   Dalton, Utilities Authority,
     Ser A02, RB, FSA (A) (B)
        1.170%, 01/01/12                          1,500                   1,500
   DeKalb County, Development
     Authority, Dart Container
     Project, RB (A) (B) (C)
        1.450%, 08/01/11                            900                     900
   Downtown Athens, Development
     Authority, Georgian
     Apartments Association
     Project, RB (A) (B) (C)
        1.550%, 11/01/05                          1,000                   1,000
   Floyd County, Development
     Authority, Berry College
     Project, RB (A) (B) (C)
        1.050%, 08/01/22                          6,900                   6,900
   Fulton County, Development
     Authority, Arthritis
     Foundation Project,
     RB (A) (B) (C)
        1.050%, 12/01/16                          2,465                   2,465
   Fulton County, Development
     Authority, Epstein School
     Project, RB (A) (B) (C)
        1.050%, 01/01/17                          2,000                   2,000
   Fulton County, Development
     Authority, Morehouse School
     of Medicine Project, RB (A) (B) (C)
        1.050%, 02/01/18                          2,400                   2,400
   Fulton County, Development
     Authority, Robert W.
     Woodruff Arts Center
     Project, RB (A) (B) (C)
        1.050%, 02/01/16                          2,200                   2,200
   Fulton County, Industrial
     Development Authority, ADP
     Project, RB (A) (B)
        1.450%, 09/01/12                          2,770                   2,770
   Fulton County, Industrial
     Development Authority, Holy
     Innocents School Project, RB
     (A) (B) (C)
        1.050%, 02/01/18                            900                     900
   Georgia State, Private
     Colleges & Universities
     Authority, Emory University
     Project, Ser B, RB (A) (B)
        1.100%, 09/01/33                          3,500                   3,500

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Gwinnett County, Development
     Authority, Wesleyan School
     Project, RB (A) (B)
        1.050%, 03/01/17                          $ 250              $      250
   Macon-Bibb County, Hospital
     Authority, Medical Center of
     Central Georgia Project, RB
     (A) (B) (C)
        1.050%, 08/01/18                          2,050                   2,050
   Marietta, Multi-Family Housing
     Authority, Falls at Bells
     Ferry Project, RB (A) (B) (C)
        1.350%, 01/15/09                          7,000                   7,000
   Marietta, Multi-Family Housing
     Authority, Franklin Walk
     Apartments Project, RB (A) (B)
        1.100%, 01/01/32                          4,890                   4,890
   Marietta, Multi-Family Housing
     Authority, Winterset
     Apartments Project, RB (A) (B) (C)
        1.050%, 02/01/26                          5,000                   5,000
   Monroe County, Development
     Authority, Baptist Village
     Project, RB (A) (B) (C)
        1.050%, 08/01/18                          2,200                   2,200
   Roswell, Multi-Family Housing
     Authority, Belcourt Project, Ser A,
     RB (A) (B) (C)
        1.300%, 09/01/07                          9,000                   9,000
   Thomasville, Hospital
     Authority, J.D. Archbold
     Project, RB (A) (B) (C)
        1.050%, 11/01/17                         11,850                  11,850
        1.050%, 11/01/23                          5,000                   5,000
                                                                     ----------
                                                                        100,130
                                                                     ----------
Hawaii -- 0.3%
   Hawaii State, GO, FSA (A) (B) (C)
        1.170%, 07/01/18                          3,905                   3,905
                                                                     ----------
Idaho -- 0.7%
   Ammon, Urban Renewal Agency,
     Tax Increment Project,
     Ser A, TA (A) (B) (C)
        1.280%, 08/01/24                          1,635                   1,635
   Boise, State University
     Foundation, Engineering
     Technology Project,
     RB (A) (B) (C)
        1.100%, 08/01/08                          1,300                   1,300
   Twin Falls, Urban Renewal
     Agency, Tax Allocation
     Project, Ser A,
     RB (A) (B) (C)
        1.280%, 08/01/22                          7,275                   7,275
                                                                     ----------
                                                                         10,210
                                                                     ----------

--------------------------------------------------------------------------------
18                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Illinois -- 7.0%
   Belleville, Industrial
     Development Authority,
     Wetterau Project,
     RB (A) (B) (C)
        1.150%, 12/01/08                        $ 1,250              $    1,250
   Chicago, Park District, TA
        3.000%, 05/01/03                          4,000                   4,010
   Cook County, Ser B11, GO,
     AMBAC (A) (B)
        1.170%, 11/15/25                          3,000                   3,000
   Illinois State, Development
     Financing Authority,
     American Academy Project, RB
     (A) (B) (C)
        1.200%, 04/01/21                          2,000                   2,000
   Illinois State, Development
     Financing Authority,
     Glenwood School for Boys
     Project, RB (A) (B) (C)
        1.050%, 02/01/33                          1,200                   1,200
   Illinois State, Development
     Financing Authority, Loyola
     Academy Project, Ser A, RB
     (A) (B) (C)
        1.100%, 10/01/27                          3,300                   3,300
   Illinois State, Development
     Financing Authority,
     Northwestern Evanston
     Project, Ser C, RB (A) (B)
        1.050%, 05/01/31                          4,000                   4,000
   Illinois State, Development
     Financing Authority, Palos
     Community Hospital Project,
     RB (A) (B)
        1.200%, 09/01/15                          8,000                   8,000
   Illinois State, Development
     Financing Authority, St.
     Providence School Project,
     RB (A) (B) (C)
        1.100%, 06/01/37                          4,900                   4,900
   Illinois State, Development
     Financing Authority, The
     Uno-Ven Project,
     RB (A) (B) (C)
        1.100%, 09/01/08                          2,000                   2,000
   Illinois State, Development
     Financing Authority, Trinity
     International University
     Project, Ser A,
     RB (A) (B) (C)
        1.100%, 10/01/30                          1,900                   1,900
   Illinois State, Economic
     Development Financing
     Authority, Clearbrook
     Project, RB (A) (B) (C)
        1.200%, 06/01/20                          3,500                   3,500
   Illinois State, Educational
     Facilities Authority,
     Concordia University River
     Project, RB (A) (B) (C)
        1.200%, 10/01/31                          7,350                   7,350
   Illinois State, GO
        4.000%, 03/01/03                          1,100                   1,100

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Illinois State, GO
        5.000%, 04/01/03                        $ 1,200              $    1,204
   Illinois State, Health
     Facilities Authority,
     Glenkirk Project, RB (A) (B) (C)
        1.150%, 02/15/21                          1,045                   1,045
   Illinois State, Health
     Facilities Authority, Palos
     Community Hospital Project,
     Ser B, RB (A) (B)
        1.050%, 12/01/15                         12,275                  12,275
   Illinois State, Health
     Facilities Authority,
     Riverside Health Systems
     Project, Ser B, RB (A) (B) (C)
        1.210%, 11/15/16                          5,820                   5,820
   Illinois State, State Sales
     Tax Project, Ser A05, RB,
     FGIC (A) (B)
        1.170%, 06/15/24                          4,475                   4,475
   Kane, Cook & DuPage Counties,
     Educational Purposes, TAW
        2.250%, 11/28/03                          6,000                   6,024
   Lake County, Community School
     District No. 73, Ser 329,
     GO, FGIC (A) (B)
        1.250%, 12/01/14                          4,685                   4,685
   Macon County, Development
     Authority, Decatur Family
     YMCA Project, RB (A) (B) (C)
        1.250%, 05/01/35                          4,300                   4,300
   Oak Forest, Mode-Homewood Pool
     Project, RB (A) (B) (C)
        1.100%, 07/01/24                          3,900                   3,900
   Paxton, Industrial Development
     Authority, Merck & Aircoil
     Project, RB (A) (B)
        1.600%, 03/01/03                            900                     900
   Rockford, School District No.
     205, TAN
        2.780%, 10/30/03                          4,000                   4,016
   Rockford, Wesley Willows
     Obligation, RB (A) (B) (C)
        1.200%, 04/01/32                          4,100                   4,100
   Streamwood Village, Industrial
     Development Authority,
     Poplar Creek Project, RB (A) (B) (C)
        1.600%, 10/01/09                          3,770                   3,770
                                                                     ----------
                                                                        104,024
                                                                     ----------
Indiana -- 8.7%
   Avon, Community Schools, GO
        1.950%, 12/31/03                          7,978                   8,000
   Bartholowmew, TAN
        2.250%, 12/31/03                         16,200                  16,317
   Carmel Clay, TAN
        2.250%, 12/31/03                          9,000                   9,067
   Concord, Community Schools, TAW
        1.750%, 12/31/03                          4,190                   4,203

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 19

Statement of Net Assets (Unaudited)

February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Crawfordsville, Multi-Family
     Housing Authority, Autumn
     Woods Phase II, Ser A, RB
     (A) (B) (C)
        1.110%, 01/01/33                        $ 4,200              $    4,200
   Elkhart County, Industrial
     Development Authority,
     Hubbard Hill Estates
     Project, RB (A) (B) (C)
        1.110%, 11/01/21                          2,900                   2,900
   Greensburg, Community Schools, TAN
        2.250%, 12/31/03                          2,500                   2,517
   Highland, Temporary Loan Warrants
        1.750%, 12/31/03                          4,760                   4,776
   Huntington County, Community
     Schools, TAW
        1.750%, 12/29/03                          6,000                   6,016
   Indiana State, Development
     Finance Authority, Cathedral
     High School Project, RB (A) (B) (C)
        1.200%, 09/01/26                          1,300                   1,300
   Indiana State, Health
     Facilities Financing
     Authority, Ascension Health
     Credit Group Project,
     Ser A-4, RB (A) (B)
        1.150%, 11/15/36                         12,000                  12,000
   Indiana State, Health
     Facilities Financing
     Authority, Ascension Health
     Project, Ser B, RB (A) (B)
        1.100%, 11/15/39                          9,190                   9,190
   Indiana State, Health
     Facilities Financing
     Authority, Capital Access
     Designated Pool Project,
     RB (A) (B) (C)
        1.050%, 01/01/20                          8,850                   8,850
   Indiana State, Health
     Facilities Financing
     Authority, Capital Access,
     RB (A) (B) (C)
        1.050%, 04/01/13                            700                     700
   Indiana State, Health
     Facilities Financing
     Authority, Hartsfield
     Village Project, Ser B, RB
     (A) (B) (C)
        1.100%, 08/15/27                         10,000                  10,000
   Indiana State, Health
     Facilities Financing
     Authority, Mary Sherman
     Hospital Project, RB (A) (B) (C)
        1.120%, 05/01/19                          4,250                   4,250
   Indiana State, Hospital
     Financing Authority, Ser A,
     RB, MBIA (A) (B)
        1.050%, 12/01/15                          5,100                   5,100
   Indianapolis, Economic
     Development Authority,
     Morningside College Park
     Project, RB (A) (B) (C)
        1.110%, 08/01/22                          5,505                   5,505
   Knox Community, TAW
        1.750%, 12/31/03                          1,500                   1,503

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   La Porte County, Industrial
     Hospital Authority, RB
     Pre-Refunded @ 102 (D)
        6.250%, 03/01/03                        $ 2,735              $    2,790
   Tippecanoe, TAN
        2.000%, 12/30/03                         10,000                  10,051
                                                                     ----------
                                                                        129,235
                                                                     ----------
Iowa -- 1.1%
   Algona, Industrial Development
     Authority, George A. Hormel
     Project, RB (A) (B) (C)
        1.200%, 05/01/05                          2,600                   2,600
   Council Bluffs, Pollution
     Control Authority, Gas &
     Electric Project,
     RB (A) (B) (C)
        1.200%, 01/01/25                          4,500                   4,500
   Iowa State, Finance Authority,
     Carroll Kuemper Catholic
     High School Project, RB (A) (B) (C)
        1.200%, 06/01/28                            500                     500
   Iowa State, Healthcare
     Facilities Authority, Care
     Initiatives Project,
     RB (A) (B) (C)
        1.200%, 11/01/32                          3,200                   3,200
   Iowa State, Higher Education
     Loan Authority, Saint
     Ambrose University Project,
     RB (A) (B) (C)
        1.200%, 02/01/07                          1,075                   1,075
   Iowa State, Private College
     Finance Authority, Drake
     University Project, RB (A) (B) (C)
        1.200%, 07/01/31                          4,000                   4,000
                                                                     ----------
                                                                         15,875
                                                                     ----------
Kansas -- 1.0%
   Kansas State, Development
     Finance Authority, Ser J1,
     RB (A) (B)
        1.200%, 12/01/18                          2,200                   2,200
   Lenexa, Multi-Family Housing
     Authority, Barrington Park
     Apartments Project, Ser A,
     RB (A) (B)
        1.100%, 02/15/15                          5,700                   5,700
   Merriam, Multi-Family Housing
     Authority, Pinegate
     Apartments Project, RB (A) (B) (C)
        1.180%, 12/01/26                          6,565                   6,565
   Prairie Village, Multi-Family
     Housing Authority, Corinth
     Place Apartments Project, RB (A) (B)
        1.100%, 11/01/30                            700                     700
                                                                     ----------
                                                                         15,165
                                                                     ----------
--------------------------------------------------------------------------------
20                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Kentucky -- 0.8%
   Covington, Industrial Building
     Authority, Atkins & Pearce
     Project, RB (A) (B) (C)
        1.200%, 04/01/05                        $ 1,400              $    1,400
   Kentucky State, Area
     Development Districts
     Financing Trust, Calloway
     County Fire No. 6 Project,
     Ser A, RB (A) (B) (C)
        1.250%, 12/01/32                            625                     625
   Kentucky State, Area
     Development Districts
     Financing Trust, Garrison
     Volunteer Fire Project, Ser
     A, RB (A) (B) (C)
        1.250%, 12/01/32                            100                     100
   Kentucky State, Association of
     Counties, TRAN
        3.000%, 06/30/03                          9,000                   9,039
   Kentucky State, Turnpike
     Authority, Revitalization
     Projects, RB, AMBAC
     Pre-Refunded @ 102 (D)
        5.500%, 07/01/03                          1,250                   1,292
                                                                     ----------
                                                                         12,456
                                                                     ----------
Louisiana -- 1.0%
   East Baton Rouge Parish,
     Rhone-Poulenc Project, RB (A) (B) (C)
        1.150%, 12/01/11                          1,230                   1,230
   Louisiana State, Public
     Facilities Authority, Ser A, RB
        3.000%, 09/23/03                          3,905                   3,932
   Louisiana State, Public
     Facilities Authority, Ser C, RB
        3.000%, 09/23/03                          1,840                   1,853
   Louisiana State, Public
     Facilities Authority, Ser E, RB
        2.750%, 10/22/03                          3,000                   3,022
   Louisiana State, Public
     Facilities Authority, Ser F, RB
        2.750%, 10/22/03                          3,075                   3,097
   Louisiana State, Public
     Facilities Authority, St.
     Martins Episcopal School
     Project, RB (A) (B) (C)
        1.200%, 09/01/19                          2,400                   2,400
                                                                     ----------
                                                                         15,534
                                                                     ----------
Maine -- 0.2%
   Maine State, Health & Higher
     Education Facilities
     Authority, VHA New England
     Project, Ser C, RB, AMBAC (A) (B)
        1.100%, 12/01/25                          2,300                   2,300

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Portland, Industrial
     Development Authority, W.W.
     Grainger Project, RB (A) (B)
        1.350%, 12/01/10                        $ 1,315              $    1,315
                                                                     ----------
                                                                          3,615
                                                                     ----------
Maryland -- 0.9%
   Frederick, GO (A) (B) (C)
        1.150%, 08/01/11                          4,500                   4,500
   Maryland State, Economic
     Development Authority,
     Associated Projects, Ser A,
     RB (A) (B) (C)
        1.050%, 12/01/31                          2,000                   2,000
   Maryland State, Health &
     Higher Education Facilities
     Authority, Collington
     Episcopal Project, Ser C,
     RB (A) (B) (C)
        1.100%, 04/01/20                          2,900                   2,900
   Montgomery County, Economic
     Development Authority,
     American Gastroenterological
     Project, RB (A) (B) (C)
        1.080%, 03/01/32                          3,560                   3,560
                                                                     ----------
                                                                         12,960
                                                                     ----------
Massachusetts -- 4.7%
   Blackstone Valley, Vocational
     School, BAN
        2.500%, 07/15/03                          7,000                   7,017
   Glouchester, BAN
        2.750%, 06/27/03                          2,000                   2,007
   Massachusetts Bay,
     Transportation Authority,
     Ser SG 156, RB (A) (B)
        1.150%, 07/01/30                         12,000                  12,000
   Massachusetts State,
     Development Finance Agency,
     Fessenden School Project, RB
     (A) (B) (C)
        1.100%, 08/01/31                            500                     500
   Massachusetts State,
     Development Finance Agency,
     Loomis Communities Project,
     Ser B, RB (A) (B) (C)
        1.060%, 03/01/10                          1,000                   1,000
   Massachusetts State,
     Development Finance Agency,
     Phillips Academy Project,
     RB (A) (B) (C)
        1.060%, 09/01/33                          1,000                   1,000
   Massachusetts State,
     Development Finance
     Authority, Scandinavian
     Living Center Project,
     RB (A) (B) (C)
        1.180%, 11/01/28                            185                     185

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 21

Statement of Net Assets (Unaudited)

February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Health &
     Educational Facilities
     Authority, Emmanuel College
     Project, RB (A) (B) (C)
        1.150%, 07/01/33                        $ 1,000              $    1,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Essex Museum
     Project, RB (A) (B) (C)
        1.060%, 07/01/33                          1,000                   1,000
   Massachusetts State, Health &
     Educational Facilities
     Authority Revenue, Partners
     Healthcare Systems Project,
     Ser P-2, RB, FSA (A) (B)
        1.150%, 07/01/27                          1,350                   1,350
   Massachusetts State, Health &
     Educational Facilities
     Authority, Wellesley College
     Issue Project, Ser E, RB (A) (B)
        1.000%, 07/01/22                          1,200                   1,200
   Massachusetts State,
     Industrial Finance Agency,
     Governor Dummer Academy
     Project, RB (A) (B) (C)
        1.060%, 07/01/26                            250                     250
   Massachusetts State,
     Industrial Finance Agency,
     Showa Womens Institute
     Project, RB (A) (B) (C)
        1.200%, 03/15/04                          2,700                   2,700
   Massachusetts State, Merlots
     Project, Ser A63, GO, FGIC (A) (B)
        1.120%, 01/01/22                          5,790                   5,790
   Massachusetts State, Ser B, GO (A) (B)
        1.100%, 09/01/16                         24,200                  24,200
   Massachusetts State, Water
     Pollution Authority, Ser
     335, RB (A) (B)
        1.130%, 02/01/15                          6,410                   6,410
   Worchester, BAN
        1.800%, 08/29/03                          2,285                   2,289
                                                                     ----------
                                                                         69,898
                                                                     ----------
Michigan -- 4.7%
   Birmingham, Economic
     Development Authority, Brown
     Street Project,
     RB (A) (B) (C)
        1.475%, 12/01/18                          1,040                   1,040
   Bridgeport Spaulding, GO
        2.250%, 06/27/03                          4,000                   4,003
   Detroit, Water Supply System
     Authority, Ser D, RB, MBIA (A) (B)
        1.050%, 07/01/33                         15,000                  15,000
   East China, School District,
     State Aid Notes
        2.350%, 06/24/03                          1,100                   1,104

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Farmington Hills, Economic
     Development Authority,
     Brookfield Building
     Association Project,
     RB (A) (B) (C)
        1.220%, 11/01/10                        $ 1,655              $    1,655
   Farmington Hills, Hospital
     Financing Authority,
     Botsford General Hospital
     Project, Ser B, RB, MBIA (A) (B)
        1.200%, 02/15/16                          1,300                   1,300
   Michigan State, Housing
     Development Authority,
     Harbortown Project,
     RB (A) (B) (C)
        1.225%, 06/01/04                          1,900                   1,900
   Michigan State, Housing
     Development Authority,
     Not-For-Profit Housing
     Project, RB (A) (B) (C)
        1.100%, 06/01/25                          1,000                   1,000
   Michigan State, Job
     Development Authority,
     Kentwood Residence Project,
     RB (A) (B) (C)
        1.250%, 11/01/14                          2,400                   2,400
   Michigan State, Municipal Bond
     Authority, Ser C-1, RB
        2.250%, 08/22/03                         12,000                  12,048
   Michigan State, Northern
     Michigan University, RB,
     FGIC (A) (B)
        1.200%, 06/01/31                          1,800                   1,800
   Michigan State, Strategic
     Fund, Pilgrim Manor Project,
     RB (A) (B) (C)
        1.200%, 05/01/20                          3,900                   3,900
   Michigan State, Strategic
     Fund, Van Andel Research
     Institute Project,
     RB (A) (B) (C)
        1.200%, 11/01/27                          9,500                   9,500
        1.200%, 03/01/39                         11,500                  11,500
   Northville Township, Economic
     Development Authority,
     Thrifty Northville Project,
     RB (A) (B) (C)
        1.175%, 05/01/14                          1,500                   1,500
                                                                     ----------
                                                                         69,650
                                                                     ----------
Minnesota -- 2.5%
   Arden Hills, Housing & Health
     Authority, Presbyterian
     Homes Project, Ser A, RB (A) (B) (C)
        1.200%, 09/01/29                          5,715                   5,715
   Bloomington, Commercial
     Development Authority, ATS
     II Project, RB (A) (B) (C)
        1.960%, 03/01/12                          2,850                   2,850
   Brooklyn, Center Development
     Authority, Brookdale Office
     Park Project, RB (A) (B) (C)
        1.200%, 12/01/14                          2,715                   2,715

--------------------------------------------------------------------------------
22                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Duluth, Economic Development
     Authority, Miller-Dwan
     Medical Center Project, RB (A) (B) (C)
        1.200%, 06/01/19                          $ 700              $      700
   Mankato, Bethany Lutheran
     College Project, Ser B, RB (A) (B) (C)
        1.200%, 11/01/15                          1,300                   1,300
   Mankato, Mankato Area Family
     YMCA Project, RB (A) (B) (C)
        1.250%, 05/01/06                            900                     900
   Minneapolis & St. Paul,
     Housing & Redevelopment
     Authority, Childrens
     Healthcare Systems Project,
     Ser B, RB, FSA (A) (B)
        1.200%, 08/15/25                          8,225                   8,225
   Minneapolis, Housing
     Authority, Symphony Place
     Project, RB (A) (B) (E)
        1.100%, 12/01/14                          9,210                   9,210
   Minneapolis, Minnehaha Academy
     Project, RB (A) (B) (C)
        1.250%, 05/01/26                          3,000                   3,000
   Roseville, Healthcare
     Facilities Authority,
     Presbyterian Homes Project,
     RB (A) (B) (C)
        1.200%, 10/01/29                          1,790                   1,790
   Roseville, Multi-Family
     Housing Authority,
     Rosepointe II Project, RB (A) (B) (C)
        1.200%, 09/01/27                          1,415                   1,415
                                                                     ----------
                                                                         37,820
                                                                     ----------
Mississippi -- 0.2%
   Prentiss County, Industrial
     Development Authority,
     Eastern Heidelberg Project,
     Ser A, RB (A) (B) (C)
        1.250%, 10/01/17                          2,500                   2,500
                                                                     ----------
Missouri -- 4.2%
   Clayton, Industrial
     Development Authority,
     Bailey Court Project,
     RB (A) (B) (C)
        1.230%, 01/01/09                          2,900                   2,900
   Kansas City, Industrial
     Development Authority,
     Springs Apartment Project,
     RB (A) (B)
        1.200%, 09/01/25                          2,350                   2,350
   Missouri State, Health &
     Educational Facilities
     Authority, Christian
     Brothers Project, Ser A,
     RB (A) (B) (C)
        1.200%, 10/01/32                          1,100                   1,100

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Missouri State, Health &
     Educational Facilities
     Authority, Drury College
     Project, RB (A) (B) (C)
        1.200%, 08/15/08                        $ 2,800              $    2,800
        1.200%, 08/15/24                          1,800                   1,800
   Missouri State, Health &
     Educational Facilities
     Authority, Lutheran Senior
     Services Project, RB (A) (B) (C)
        1.150%, 02/01/31                          5,000                   5,000
   Missouri State, Health &
     Educational Facilities
     Authority, Park Hill
     Project, Ser M, RB
        2.250%, 10/24/03                         10,000                  10,041
   Missouri State, Health &
     Educational Facilities
     Authority, Pembroke Hill
     School Project, RB (A) (B) (C)
        1.210%, 07/01/26                          6,110                   6,110
   Missouri State, Health &
     Educational Facilities
     Authority, St. Louis
     University Project, RB (A) (B)
        1.200%, 07/01/32                          1,310                   1,310
   Missouri State, Health &
     Educational Facilities
     Authority, Washington
     University Project, Ser A,
     RB (A) (B)
        1.200%, 09/01/10                          5,100                   5,100
   Missouri State, Health &
     Educational Facilities
     Authority, Washington
     University Project, Ser B,
     RB (A) (B)
        1.150%, 02/15/33                          3,635                   3,635
   Missouri State, Public
     Utilities Commission, RB
        2.500%, 11/01/03                          5,500                   5,531
   St. Charles County, Industrial
     Development Authority, Sun
     River Village Project, RB
     (A) (B)
        1.180%, 12/01/27                         11,300                  11,300
   St. Louis, Industrial
     Development Authority,
     Schnuck Markets Kirkwood
     Project, RB (A) (B) (C)
        1.225%, 12/01/15                          4,350                   4,350
                                                                     ----------
                                                                         63,327
                                                                     ----------
Montana -- 0.3%
   Montana State, Health
     Facilities Authority,
     Healthcare Pooled Loan
     Program, Ser A, RB, FGIC (A) (B)
        1.050%, 12/01/15                          5,000                   5,000
                                                                     ----------
Nebraska -- 1.2%
   Lincoln, Electric Systems
     Authority, Ser B01, RB (A) (B)
        1.170%, 09/01/20                         17,000                  17,000

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 23

Statement of Net Assets (Unaudited)

February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Nebraska State, Educational
     Finance Authority, Creighton
     University Project, RB (A) (B) (C)
        1.150%, 08/01/31                         $  795              $      795
                                                                     ----------
                                                                         17,795
                                                                     ----------
Nevada -- 0.1%
   Clarke County, GO
        8.000%, 07/01/03                          1,025                   1,047
                                                                     ----------
New Hampshire -- 0.2%
   New Hampshire State, Health &
     Higher Education Facilities
     Authority, VHA New England
     Project, Ser E,
     RB, AMBAC (A) (B)
        1.100%, 12/01/25                          3,200                   3,200
                                                                     ----------
New Jersey -- 1.0%
   New Jersey State, Economic
     Development Authority,
     Keswick Pines Project, RB
     Pre-Refunded @ 102.5 (D)
        8.750%, 01/01/04                            800                     870
   New Jersey State, Economic
     Development Authority, Urban
     Renewal Project, RB (A) (B) (C)
        1.300%, 04/01/19                          2,000                   2,000
   New Jersey State, TRAN
        3.000%, 06/12/03                         12,500                  12,553
                                                                     ----------
                                                                         15,423
                                                                     ----------
New Mexico -- 1.2%
   Albuquerque, Healthcare
     Authority, Lovelace
     Respiratory Project, Ser A,
     RB (A) (B) (C)
        1.100%, 09/01/25                          8,100                   8,100
   Albuquerque, Metropolitan
     Redevelopment Authority, Springer
     Square Project, RB (A) (B) (C)
        1.600%, 11/01/17                          3,000                   3,000
   Las Cruces, School District
     No. 002, GO
        2.500%, 08/01/03                          1,000                   1,005
   University of New Mexico,
     Higher Education Authority,
     Ser B, RB (A) (B)
        1.200%, 06/01/26                          5,300                   5,300
                                                                     ----------
                                                                         17,405
                                                                     ----------

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

North Carolina -- 0.3%
   Granville County, Industrial
     Facilities & Pollution
     Control Authority, Lenox
     Project, RB (A) (B)
        1.160%, 08/01/14                        $ 4,000              $    4,000
                                                                     ----------
Ohio -- 5.5%
   Athens County, Port Authority,
     Housing for Ohio Project,
     RB (A) (B) (C)
        1.110%, 06/01/32                         11,015                  11,015
   Cuyahoga County, Hospital
     Authority, Cleveland Clinic
     Project, Ser D,
     RB (A) (B)
        1.250%, 01/01/26                         18,100                  18,100
   Hamilton County, Healthcare
     Authority, Sisters of
     Charity Senior Care Center
     Project, RB (A) (B) (C)
        1.150%, 08/01/27                          4,250                   4,250
   Kettering, City School
     District, BAN
        2.000%, 01/16/04                          3,000                   3,022
   Montgomery County, Miami
     Valley Hospital Project,
     Ser A, RB (A) (B)
        1.200%, 11/15/22                          5,400                   5,400
   Ohio State, Building
     Authority, Adult
     Correctional Facility
     Project, Ser A, RB
        5.000%, 10/01/03                          5,000                   5,101
   Ohio State, Building
     Authority, Frank J. Lausch
     Street Office Building
     Project, RB Pre-Refunded @
     100 (D)
       10.125%, 04/01/03                          1,555                   1,566
   Ohio State, Building
     Authority, Toledo Government
     Office Building Project, RB
     Pre-Refunded @ 100 (D)
       10.125%, 04/01/03                            995                   1,003
   Ohio State, Higher Educational
     Facilities Authority, John
     Carroll Project, Ser A,
     RB (A) (B) (C)
        1.100%, 11/15/31                          4,000                   4,000
   Ohio State, Higher Educational
     Facilities Authority, Kenyon
     College Project, RB (A) (B)
        1.100%, 08/01/33                          6,350                   6,350
   Parkway, Local School
     District, BAN
        1.770%, 06/11/03                          3,000                   3,004
   Plain, Local School District, BAN
        2.000%, 06/04/03                          7,500                   7,516
   Stark County, Healthcare
     Facilities Authority, Canton
     Christian Home Project,
     RB (A) (B) (C)
        1.600%, 09/01/15                          1,075                   1,075
        2.700%, 09/15/16                          1,315                   1,315

--------------------------------------------------------------------------------
24                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   University of Toledo, RB, FGIC
     (A) (B)
        1.200%, 06/01/32                        $ 9,200              $    9,200
                                                                     ----------
                                                                         81,917
                                                                     ----------
Oklahoma -- 2.9%
   Comanche County, Independent
     School District, COP, AMBAC
        4.700%, 03/01/03                          2,025                   2,025
   Oklahoma County, Finance
     Authority, Housing
     Preservation Project,
     RB (A) (B)
        1.250%, 01/01/33                         10,000                  10,000
   Tulsa, Industrial Development
     Authority, Tulsa County
     Housing Funding Project, RB (A) (B)
        1.480%, 10/01/32                         31,400                  31,400
                                                                     ----------
                                                                         43,425
                                                                     ----------
Oregon -- 1.0%
   Hillsboro, Graduate Center
     Project, RB (A) (B) (C)
        1.140%, 06/01/09                          2,350                   2,350
   Hillsboro, Graduate Institute
     Project, RB (A) (B) (C)
        1.140%, 08/01/11                          3,150                   3,150
   Oregon State, Health, Housing,
     Educational & Cultural
     Authorities, Saint Vincent
     De Paul Project, Ser A,
     RB (A) (B) (C)
        1.200%, 03/01/19                          1,225                   1,225
   Oregon State, Ser A, TRAN
        3.250%, 05/01/03                          9,000                   9,018
                                                                     ----------
                                                                         15,743
                                                                     ----------
Pennsylvania -- 9.5%
   Allegheny County, Ser C-50,
     GO (A) (B)
        2.050%, 05/01/27                         16,335                  16,335
   Bucks County, Industrial
     Development Authority,
     Pennswood Village Project,
     Ser B, RB (A) (B) (C)
        1.100%, 10/01/34                          2,000                   2,000
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Asbury Place
     Project, Ser A,
     RB (A) (B) (C)
        1.150%, 12/01/26                          2,570                   2,570
   Crawford County, TAN
        2.125%, 12/31/03                          2,000                   2,011
   Cumberland County, Municipal
     Authority, Dickinson College
     Project, Ser B, RB (A) (B) (C)
        1.800%, 11/01/26                          6,000                   6,000

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Dauphin County, General
     Authority, Allhealth Pooled
     Financing Program, Ser B,
     RB, FSA (A) (B)
        1.160%, 10/01/27                        $ 4,100              $    4,100
   Delaware County, Hospital
     Authority, Crozer Medical
     Center Project, RB (A) (B) (C)
        1.080%, 12/15/31                          5,150                   5,150
   Gettysburg, Industrial
     Development Authority,
     Brethren Home Community
     Project, Ser A, RB (A) (B) (C)
        1.080%, 06/01/24                          1,245                   1,245
   Hazleton, Industrial
     Development Authority, MMI
     Preparatory School Project,
     RB (A) (B) (C)
        1.150%, 10/01/24                          1,700                   1,700
   Huntingdon County, General
     Authority, Juanita College
     Project, Ser A, RB (C)
        2.050%, 05/01/03                          5,600                   5,609
   Lancaster County, Hospital
     Authority, Masonic Homes
     Project, RB, AMBAC (A) (B)
        1.080%, 07/01/34                          7,560                   7,560
   Lancaster, Higher Education
     Authority, Franklin &
     Marshall College Project, RB (A) (B)
        1.180%, 04/15/27                          5,495                   5,495
   Pennsylvania State, Economic
     Development Financing
     Authority, Philadelphia
     Project, Ser J-3,
     RB (A) (B) (C)
        1.130%, 11/01/30                          5,700                   5,700
   Pennsylvania State, Economic
     Development Financing
     Authority, Philadelphia
     Project, Ser J-4,
     RB (A) (B) (C)
        1.150%, 11/01/30                          6,900                   6,900
   Pennsylvania State, Higher
     Educational Facilities
     Authority, Association of
     Independent Colleges Project,
     Ser I3, RB (A) (B) (C)
        1.800%, 11/01/03                          4,000                   4,000
   Pennsylvania State, Ser A07,
     GO, FGIC (A) (B)
        1.170%, 02/01/14                          2,000                   2,000
   Pennsylvania State, Turnpike
     Commission, Ser B, RB (A) (B)
        1.050%, 12/01/12                         10,800                  10,800
   Philadelphia, Industrial
     Development Authority,
     Germantown Home Project,
     RB (A) (B) (C)
        1.150%, 01/01/30                          9,665                   9,665

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 25

Statement of Net Assets (Unaudited)

February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Philadelphia, Industrial
     Development Authority,
     Inglis House Project,
     RB (A) (B)
        1.850%, 05/01/17                        $ 9,000              $    9,000
   Philadelphia, Ser A, TRAN
        3.000%, 06/30/03                         21,000                  21,101
   Philadelphia, Water & Sewer
     Authority, Ser B, RB, AMBAC (A) (B)
        1.000%, 08/01/27                         10,000                  10,000
   South Fork, Municipal Hospital
     Authority, Lee Hospital
     Project, Ser B, RB (A) (B) (C)
        1.250%, 07/01/23                          1,820                   1,820
   Washington County, Industrial
     Development Authority,
     Wetterau Finance Project,
     RB (A) (B) (C)
        1.150%, 11/01/14                          1,010                   1,010
                                                                     ----------
                                                                        141,771
                                                                     ----------
Rhode Island -- 0.3%
   Cranston, BAN
        2.625%, 07/16/03                          5,000                   5,019
                                                                     ----------
South Carolina -- 0.2%
   South Carolina State, Housing
     Finance & Development
     Authority, Rent Housing
     Greenville Project, Ser A,
     RB (A) (B) (E)
        1.100%, 08/01/31                          3,245                   3,245
                                                                     ----------
Tennessee -- 1.3%
   Blount County, Public Building
     Authority, Tennessee Library
     Project, RB (A) (B) (C)
        1.050%, 12/01/15                          3,700                   3,700
   Chattanooga, Health &
     Education Facilities Board,
     McCallie School Project,
     RB (A) (B) (C)
        1.050%, 12/01/23                          2,000                   2,000
   Knox County, Health,
     Educational & Housing
     Facilities Authority, Child
     & Family Services Project,
     RB (A) (B) (C)
        1.050%, 07/01/14                          1,250                   1,250
   Knox County, Health,
     Educational & Housing
     Facilities Authority, Webb
     School Project, RB (A) (B) (C)
        1.050%, 03/01/19                          1,000                   1,000
   Memphis-Shelby County,
     Industrial Development Board
     Authority, University of
     Tennessee Medical Group
     Project, RB (A) (B) (C)
        1.160%, 03/01/24                          9,300                   9,300

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Shelby County, Health,
     Educational & Housing
     Facilities Authority, St.
     Peter Villa Project, RB (A) (B) (C)
        1.330%, 11/01/22                        $ 2,800              $    2,800
                                                                     ----------
                                                                         20,050
                                                                     ----------
Texas -- 3.3%
   Corpus Christi, Industrial
     Development Authority,
     Texas-Air Investment
     Project, RB (A) (B) (C)
        1.450%, 08/01/11                          3,670                   3,670
   Gulf Coast, Waste Disposal
     Authority, Armco Project,
     RB (A) (B) (C)
        1.150%, 12/01/08                          4,750                   4,750
   Hockley County, Industrial
     Development Authority, Amoco
     Project, RB (A) (B)
        1.400%, 03/01/14                          7,225                   7,225
   Texas State, Municipal Power
     Agency, RB (A) (B)
        1.230%, 09/01/17                          8,735                   8,735
   Texas State, TRAN
        2.750%, 08/29/03                         25,000                  25,154
                                                                     ----------
                                                                         49,534
                                                                     ----------
Utah -- 1.7%
   Salt Lake City, Industrial
     Development Authority,
     Parkview Plaza Association
     Project, RB (A) (B) (C)
        1.100%, 12/01/14                          3,800                   3,800
   St. George, Industrial
     Development Authority, Bluff
     Cove Project, RB (A) (B) (C)
        1.160%, 08/01/11                          3,265                   3,265
   Utah State, Intermountain
     Power Agency, Merlots
     Project, Ser A59, RB, MBIA (A) (B)
        1.170%, 07/01/10                          7,315                   7,315
   Weber County, Multi-Family
     Housing Authority, Cherry
     Creek Apartments Project,
     RB (A) (B) (C)
        1.160%, 11/01/18                          2,630                   2,630
   West Valley City, Industrial
     Development Authority,
     Johnson Matthey Project,
     RB (A) (B) (C)
        1.250%, 12/01/11                          8,550                   8,550
                                                                     ----------
                                                                         25,560
                                                                     ----------
Vermont -- 0.9%
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Capital Asset
     Financing Project,
     Ser 2, RB (A) (B) (C)
        1.200%, 06/01/27                          3,995                   3,995

--------------------------------------------------------------------------------
26                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Vermont State, Educational &
     Health Buildings Financing
     Authority, Copley Hospital
     Project, Ser A, RB (A) (B) (C)
        1.100%, 10/01/30                        $ 4,360              $    4,360
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Northeastern
     Vermont Regional Hospital
     Project, Ser A, RB (A) (B) (C)
        1.100%, 10/01/25                          3,115                   3,115
   Vermont State, Student
     Assistance Authority,
     Student Loan Bonds,
     Ser 85, RB (A) (B) (C)
        1.150%, 01/01/04                          1,940                   1,940
                                                                     ----------
                                                                         13,410
                                                                     ----------
Virginia -- 0.9%
   Harrisonburg, Redevelopment &
     Housing Authority, Stoney
     Ridge Project, RB (A) (B)
        1.100%, 08/01/32                          8,500                   8,500
   Virginia State, Water & Sewer
     Resource Authority, Henrico
     County Project, RB (A) (B)
        1.150%, 10/01/28                          4,900                   4,900
                                                                     ----------
                                                                         13,400
                                                                     ----------
Washington -- 2.7%
   Northwest Washington,
     Electrical Revenue
     Authority, Ser C,
     RB, FSA (A) (B)
        1.205%, 01/01/10                          5,258                   5,258
   Port Townsend, Industrial
     Development Authority, Port
     Townsend Paper Project,
     RB (A) (B) (C)
        1.250%, 03/01/09                          7,200                   7,200
   Snohomish County, Public
     Utilities Authority, Ser
     A-1, RB, FSA (A) (B)
        1.000%, 12/01/19                          9,500                   9,500
   Washington State, GO, FGIC (A) (B)
        1.190%, 07/01/19                          5,170                   5,170
   Washington State, Housing
     Finance Commission, Emerald
     Heights Project, RB (A) (B) (C)
        1.100%, 01/01/21                            100                     100
   Washington State, Housing
     Finance Commission, Panorama
     City Project, RB (A) (B) (C)
        1.250%, 01/01/27                          2,495                   2,495
   Washington State, Housing
     Finance Commission, Pioneer
     Human Services Program,
     RB (A) (B) (C)
        1.150%, 07/01/11                          1,190                   1,190
   Washington State, Housing
     Finance Commission, Vincent
     Depaul Project, Ser A,
     RB (A) (B) (C)
        1.150%, 02/01/30                          3,850                   3,850

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Washington State, Public Power
     Supply System Authority,
     Ser 2A-2, RB, MBIA (A) (B)
        1.000%, 07/01/12                        $ 3,855              $    3,855
   Washington State, Ser A11, GO,
     MBIA (A) (B)
        1.170%, 06/01/17                          1,800                   1,800
                                                                     ----------
                                                                         40,418
                                                                     ----------
West Virginia -- 1.2%
   Charleston, Building
     Commission Parking
     Facilities Authority,
     Charleston Town Center
     Parking Project, Ser A,
     RB (A) (B) (C)
        1.200%, 12/01/16                         10,930                  10,930
   Parkersburg, Industrial
     Development Authority, B-H
     Associates Project,
     RB (A) (B)
        1.425%, 10/01/14                          3,500                   3,500
   Putnam County, Industrial
     Development Authority, FMC
     Project, RB (A) (B) (C)
        1.100%, 10/01/11                          3,400                   3,400
                                                                     ----------
                                                                         17,830
                                                                     ----------
Wisconsin -- 3.5%
   Menomonee Falls, Industrial
     Development Authority,
     Maysteel Project, RB (A) (B)
        1.250%, 11/01/14                          3,000                   3,000
   Menomonie, Area School
     District, TRAN
        1.540%, 09/04/03                          4,400                   4,400
   West Allis, State Fair Park
     Exposition, RB (A) (B) (C)
        1.140%, 08/01/28                          6,295                   6,295
   Wisconsin State, Health &
     Educational Facilities
     Authority, Alverno College
     Project, RB (A) (B) (C)
        1.200%, 11/01/17                          1,700                   1,700
   Wisconsin State, Health &
     Educational Facilities
     Authority, Gundersen
     Lutheran Project, Ser B,
     RB (A) (B)
        1.200%, 12/01/29                          1,900                   1,900
   Wisconsin State, Health &
     Educational Facilities
     Authority, Madison Family
     Medicine Project, RB (A) (B) (C)
        1.200%, 05/01/21                          5,295                   5,295
   Wisconsin State, Health &
     Educational Facilities
     Authority, Meriter Hospital
     Project, RB (A) (B) (C)
        1.200%, 12/01/32                          3,000                   3,000
   Wisconsin State, Health &
     Educational Facilities
     Authority, Newcastle Place
     Project, Ser B, RB (A) (B) (C)
        1.200%, 12/01/31                         14,500                  14,500

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 27

Statement of Net Assets (Unaudited)


Institutional Tax Free Fund (Concluded)
February 28, 2003

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Wisconsin State, Health &
     Educational Facilities
     Authority, Riverview
     Hospital Association,
     RB (A) (B) (C)
        1.200%, 10/01/30                        $ 1,900              $    1,900
   Wisconsin State, School
     District Cash Flow
     Management Program,
     Ser B-1, COP
        2.000%, 10/30/03                         10,000                  10,048
                                                                     ----------
                                                                         52,038
                                                                     ----------
Wyoming -- 0.5%
   Cambell County, School
     District, TAW
        2.500%, 06/26/03                          6,185                   6,193
   Cheyenne County, Economic
     Development Authority,
     Holiday Inn Project, RB (A) (B) (C)
        1.700%, 10/01/10                          1,400                   1,400
                                                                     ----------
                                                                          7,593
                                                                     ----------
Multi-State -- 2.6%
   GAF, Tax Exempt Bond Grantor
     Trust, RB (A) (B) (C)
        1.900%, 10/01/12                          7,000                   7,000
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior Certificate of
     Beneficial Ownership
     Project, Ser 98-1, RB (A) (B) (C)
        1.240%, 05/01/28                         14,255                  14,255
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior Certificate of
     Beneficial Ownership
     Project, Ser 98-2, RB (A) (B) (C)
        1.240%, 12/10/14                         12,330                  12,330
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior Certificate of
     Beneficial Ownership
     Project, Ser A, COP (A) (B) (C)
        1.250%, 07/01/05                          3,230                   3,230
   McDonald Tax-Exempt Mortgage
     Trust, No. 1, RB (A) (B) (C)
        2.100%, 01/15/09                          1,590                   1,590
   Northwestern Mutual Life
     Insurance, RB (A) (B) (C)
        5.350%, 02/01/09                            211                     212
                                                                     ----------
                                                                         38,617
                                                                     ----------
Puerto Rico -- 0.8%
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser 771, RB, MBIA (A) (B)
        1.110%, 07/01/36                          1,402                   1,402
   Puerto Rico Commonwealth, TRAN
        2.500%, 07/30/03                         10,000                  10,042
                                                                     ----------
                                                                         11,444
                                                                     ----------
Total Municipal Bonds
   (Cost $1,513,532)                                                  1,513,532
                                                                     ----------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

Total Investments -- 101.4%
   (Cost $1,513,532)                                                 $1,513,532
                                                                     ----------

OTHER ASSETS AND LIABILITIES -- (1.4)%
Investment Advisory Fees Payable                                            (46)
Management Fees Payable                                                    (297)
Shareholder Servicing Fees Payable                                          (77)
Other Assets and Liabilities                                            (20,441)
                                                                     ----------
Total Other Assets & Liabilities, Net                                   (20,861)
                                                                     ----------

NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 1,183,286,380 outstanding shares
   of beneficial interest                                             1,183,112
Paid-in-Capital Class B
   (unlimited authorization -- no par value)
   based on 269,861,705 outstanding shares
   of beneficial interest                                               269,860
Paid-in-Capital Class C
   (unlimited authorization -- no par value)
   based on 39,742,370 outstanding shares
   of beneficial interest                                                39,743
Accumulated net realized loss on investments                                (44)
                                                                     ----------
Total Net Assets -- 100.0%                                           $1,492,671
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                             $1.00
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                             $1.00
                                                                     ----------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                             $1.00
                                                                     ----------

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FHLMC/FNMA
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note
VHA -- Veterans Housing Administration


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
28                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

Massachusetts Tax Free Money Market Fund

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 99.5%
Massachusetts -- 90.5%
   Blackstone Valley, Vocational
     School, BAN
        2.500%, 07/15/03                         $1,000                 $ 1,002
   Dudley, BAN
        2.250%, 06/20/03                            768                     769
   Falls River, BAN
        1.500%, 02/05/04                          2,200                   2,207
   Glouchester, BAN
        2.750%, 06/27/03                          2,629                   2,638
   Lee, BAN
        2.750%, 05/13/03                          1,500                   1,502
   Massachusetts Bay, Transportation
     Authority, General Transportation
     Systems Project, GO (A) (B)
        1.100%, 03/01/14                          1,000                   1,000
        1.100%, 03/01/30                          2,000                   2,000
   Massachusetts State, Development Finance
     Agency, Belmont Day School Project,
     RB (A) (B) (C)
        1.100%, 07/01/31                          1,000                   1,000
   Massachusetts State, Development Finance
     Agency, Loomis Communities Project,
     Ser B, RB (A) (B) (C)
        1.060%, 03/01/10                          2,000                   2,000
   Massachusetts State, Development Finance
     Agency, Marino Foundation Project,
     RB (A) (B) (C)
        1.100%, 07/01/21                          2,200                   2,200
   Massachusetts State, Development Finance
     Agency, Meadowbrook School Issue,
     RB (A) (B) (C)
        1.080%, 08/01/30                            800                     800
   Massachusetts State, Development Finance
     Agency, Ocean Spray Cranberries
     Project, RB (A) (B) (C)
        1.030%, 10/15/11                          1,000                   1,000
   Massachusetts State, Development Finance
     Agency, Phillips Academy Project,
     RB (A) (B)
        1.060%, 09/01/33                          1,300                   1,300
   Massachusetts State, Development Finance
     Agency, Scandinavian Living Center
     Project, RB (A) (B) (C)
        1.180%, 11/01/28                          3,115                   3,115
   Massachusetts State, Development Finance
     Agency, Smith College Project,
     RB (A) (B)
        1.100%, 07/01/29                          2,500                   2,500

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Development Finance
     Agency, Wentworth Institute Project,
     RB, AMBAC (A) (B)
        1.100%, 10/01/30                         $1,000                 $ 1,000
   Massachusetts State, Federal Highway
     Authority, RB (A) (B)
        1.050%, 06/15/09                          2,500                   2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Amherst College, Ser F, RB (A) (B)
        0.950%, 11/01/26                          2,610                   2,610
   Massachusetts State, Health &
     Educational Facilities Authority,
     Bentley College Issue, Ser K,
     RB (A) (B) (C)
        1.000%, 07/01/30                          1,000                   1,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A) (B)
        0.950%, 10/01/27                          2,000                   2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Asset Program, Ser E,
     RB (A) (B) (C)
        1.150%, 01/01/35                          2,600                   2,600
   Massachusetts State, Health &
     Educational Facilities Authority,
     Independent Living Project, RB
     Pre-Refunded @ 102 (D)
        8.100%, 07/01/03                          1,340                   1,396
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project,
     RB (A) (B) (C)
        1.150%, 07/01/33                          2,000                   2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Essex Museum Project,
     RB (A) (B) (C)
        1.060%, 07/01/33                          2,500                   2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project, Ser
     A, RB (A) (B) (C)
        1.050%, 11/01/26                          1,800                   1,800
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems Project,
     Ser P-2, RB, FSA (A) (B)
        1.150%, 07/01/27                          3,000                   3,000

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 29

Statement of Net Assets (Unaudited)


Massachusetts Tax Free Money Market Fund (Concluded)

February 28, 2003
--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Health &
     Educational Facilities Authority, St.
     Ann's Home Project, Ser A,
     RB (A) (B) (C)
        1.250%, 03/01/22                         $1,530                 $ 1,530
   Massachusetts State, Health &
     Educational Facilities Authority,
     University of Massachusetts Project,
     Ser A, RB (A) (B) (C)
        1.000%, 11/01/30                          2,000                   2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue, Ser E,
     RB (A) (B)
        1.000%, 07/01/22                          2,400                   2,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E,
     RB (A) (B)
        1.000%, 08/01/14                          2,000                   2,000
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A, RB (A) (B) (E)
        1.050%, 01/15/10                          1,500                   1,500
   Massachusetts State, Industrial Finance
     Agency, Goddard House Project, Ser
     1995, RB (A) (B) (C)
        1.050%, 11/01/25                          1,915                   1,915
   Massachusetts State, Industrial Finance
     Agency, Milton Academy Issue, RB, MBIA
     (A) (B)
        1.050%, 03/01/27                          1,900                   1,900
   Massachusetts State, Industrial Finance
     Agency, Showa Womens Institute
     Project, RB (A) (B) (C)
        1.200%, 03/15/04                          1,000                   1,000
   Massachusetts State, Ser A, GO
        5.000%, 01/01/04                          1,500                   1,548
   Massachusetts State, Ser A63, GO, FGIC
     (A) (B)
        1.120%, 01/01/22                          2,000                   2,000
   Oxford, BAN
        2.250%, 01/15/04                          2,000                   2,016
   Springfield, GO, MBIA
        2.000%, 01/15/04                          1,155                   1,164
   Worchester, BAN
        1.800%, 08/29/03                          2,500                   2,505
   Worchester, Regional Transportation
     Authority, RAN
        2.250%, 06/30/03                          1,600                   1,603
                                                                        -------
                                                                         72,520
                                                                        -------

--------------------------------------------------------------------------------
                                            Face Amount                   Value
Description                               ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------

Puerto Rico -- 9.0%
   Puerto Rico Commonwealth, GO (A) (B)
        1.040%, 07/01/17                         $1,500                 $ 1,500
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, RB, MBIA (A)
     (B)
        1.010%, 01/01/08                          2,000                   2,000
   Puerto Rico Commonwealth, TRAN
        2.500%, 07/30/03                          2,500                   2,511
   Puerto Rico, Electric Power Authority,
     Ser B03, RB, MBIA (A) (B)
        1.020%, 07/01/20                          1,200                   1,200
                                                                        -------
                                                                          7,211
                                                                        -------
Total Municipal Bonds
   (Cost $79,731)                                                        79,731
                                                                        -------
Total Investments -- 99.5%
   (Cost $79,731)                                                        79,731
                                                                        -------

OTHER ASSETS AND LIABILITIES -- 0.5%
Investment Advisory Fees Payable                                             (3)
Management Fees Payable                                                     (11)
Shareholder Servicing Fees Payable                                          (21)
Other Assets and Liabilities                                                460
                                                                        -------
Total Other Assets & Liabilities, Net                                       425
                                                                        -------

NET ASSETS:
Paid-in-Capital Class B
   (unlimited authorization -- no par value)
   based on 80,158,661 outstanding shares
   of beneficial interest                                                80,159
Accumulated net realized loss on investments                                 (3)
                                                                        =======
Total Net Assets -- 100.0%                                              $80,156
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                             $1.00
                                                                        =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
30                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

Pennsylvania Tax Free Fund
February 28, 2003


--------------------------------------------------------------------------------
                                                  Face Amount             Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Municipal Bonds -- 98.2%
Pennsylvania -- 92.7%
   Allegheny County, Hospital Development
     Authority, Presbyterian University
     Hospital Project, Ser B-2,
     RB (A) (B) (C)
        1.100%, 03/01/18                                $ 750             $ 750
   Allegheny County, Industrial Development
     Authority, Eye & Ear Properties
     Project, RB (A) (B) (C)
        1.150%, 02/01/15                                1,280             1,280
   Allegheny County, Industrial Development
     Authority, Pittsburgh Theological
     Project, RB (A) (B) (C)
        1.650%, 08/01/31                                2,000             2,000
   Allegheny County, Ser C-50, GO (A) (B)
        2.050%, 05/01/27                                1,500             1,500
   Berks County, Industrial Development
     Authority, Kutztown University
     Foundation Project, RB (A) (B) (C)
        1.080%, 01/01/27                                1,000             1,000
   Berks County, Industrial Development
     Authority, Rilsan Industrial Project,
     RB (A) (B) (C)
        1.150%, 12/01/04                                1,600             1,600
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A,
     RB (A) (B) (C)
        1.150%, 12/01/26                                2,000             2,000
   Crawford County, TAN
        2.125%, 12/31/03                                  500               503
   Dallastown, Area School District, GO,
     FGIC (A) (B)
        1.150%, 05/01/20                                1,390             1,390
   Dauphin County, General Authority,
     Allhealth Pooled Finance Program,
     Ser B, RB, FSA (A) (B)
        1.160%, 10/01/27                                1,620             1,620
   Delaware County, Industrial Development
     Authority, BP Oil Project, RB (A) (B)
        1.150%, 12/01/09                                1,000             1,000
   Delaware Valley, Regional Finance
     Authority, RB (A) (B)
        1.150%, 07/01/27                                1,500             1,500
   East Hempfield Township, Industrial
     Development Authority, Menomite Home
     Project, RB (A) (B) (C)
        1.150%, 06/01/25                                1,500             1,500
   Geisinger Health Systems, RB (A) (B)
        1.150%, 08/01/28                                  200               200

--------------------------------------------------------------------------------
                                                  Face Amount             Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Gettysburg, Industrial Development
     Authority, Brethren Home Community
     Project, Ser A, RB (A) (B) (C)
        1.080%, 06/01/24                               $1,200           $ 1,200
   Hazleton, Area School District, GO, FSA
        6.200%, 03/01/03                                  715               715
   Lancaster, Industrial Development
     Authority, Garden Spot Village
     Project, Ser B, RB (A) (B) (C)
        1.100%, 05/01/31                                1,300             1,300
   Lebanon County, Industrial Development
     Authority, American Aluminum Project,
     RB (A) (B)
        1.290%, 09/01/11                                2,020             2,020
   Lehigh County, Industrial Development
     Authority, Allegheny Electric Project,
     RB (A) (B) (C)
        1.100%, 06/01/14                                  100               100
   Montgomery County, Redevelopment
     Authority, Kingswood Apartments
     Project, Ser A, RB (A) (B)
        1.050%, 08/15/31                                  800               800
   Moon Township, Industrial Development
     Authority, Executive Office
     Association Project,
     RB (A) (B) (C)
        1.150%, 11/01/10                                  100               100
   Mount Lebanon, School District, Ser B19,
     GO, MBIA (A) (B)
        1.170%, 02/15/27                                1,500             1,500
   North Wales, Rural Water Authority, RB
        2.500%, 12/01/03                                2,000             2,012
   Northampton County, Industrial
     Development Authority, Kirkland
     Village Project, RB (A) (B) (C)
        1.060%, 11/01/30                                1,000             1,000
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B) (C)
        1.150%, 02/01/18                                1,000             1,000
   Pennsylvania State University, Ser A,
     RB (A) (B)
        1.060%, 03/01/32                                1,000             1,000
   Pennsylvania State, Higher Education
     Facilities Authority, Association of
     Independent Colleges Project,
     Ser I1, RB (A) (B) (C)
        1.150%, 11/01/31                                1,000             1,000

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 31

STATEMENT OF NET ASSETS (Unaudited)


Pennsylvania Tax Free Fund (Concluded)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount             Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Higher Education
     Facilities Authority, Ser B7,
     RB (A) (B) (C)
        1.150%, 11/01/23                               $1,300           $ 1,300
   Pennsylvania State, Ser A07, GO,
     FGIC (A) (B)
        1.170%, 02/01/14                                1,000             1,000
   Pennsylvania State, Turnpike Commission,
     Ser B, RB (A) (B)
        1.050%, 12/01/12                                1,300             1,300
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Childrens Hospital Project, Ser D, RB,
     MBIA (A) (B)
        1.150%, 07/01/31                                  400               400
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Philadelphia School Project, Ser A-3,
     RB (A) (B) (C)
        1.100%, 03/01/19                                1,400             1,400
   Philadelphia, Hospital & Higher
     Education Facility Authority, Temple
     East Project, Ser B, RB (A) (B) (C)
        1.100%, 06/01/14                                1,350             1,350
   Philadelphia, Industrial Development
     Authority, City Line Holiday Inn
     Project, Ser 96, RB (A) (B) (C)
        1.100%, 12/01/08                                1,500             1,500
   Philadelphia, Industrial Development
     Authority, Ingles House Project, RB
        1.850%, 10/03/03                                1,500             1,500
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B) (C)
        1.120%, 11/01/32                                1,500             1,500
   Philadelphia, Redevelopment Authority,
     Rivers Edge Project, RB (A) (B) (C)
        1.100%, 12/01/09                                1,400             1,400
   Philadelphia, Ser A, TRAN
        3.000%, 06/30/03                                2,000             2,009
   Philadelphia, Water & Sewer Authority,
     Ser B, RB, AMBAC (A) (B)
        1.000%, 08/01/27                                1,500             1,500
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser F,
     RB, AMBAC (A) (B)
        1.100%, 12/01/20                                  945               945
   Tyrone, Area School District, TRAN
        2.125%, 06/30/03                                1,061             1,062
   York, General Pooled Finance Authority,
     Sub-Ser A, RB, AMBAC (A) (B)
        1.080%, 09/01/26                                1,000             1,000
                                                                        -------
                                                                         50,756
                                                                        -------

--------------------------------------------------------------------------------
                                                  Face Amount             Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Puerto Rico -- 5.5%
   Puerto Rico Commonwealth, Highway &
     Tranportation Authority, Ser 771, RB,
     MBIA (A) (B)
        1.110%, 07/01/36                               $1,000           $ 1,000
   Puerto Rico Commonwealth, TRAN
        2.500%, 07/30/03                                2,000             2,009
                                                                        -------
                                                                          3,009
                                                                        -------
Total Municipal Bonds
   (Cost $53,765)                                                        53,765
                                                                        -------
Total Investments -- 98.2%
   (Cost $53,765)                                                        53,765
                                                                        -------

OTHER ASSETS AND LIABILITIES -- 1.8%
Investment Advisory Fees Payable                                             (2)
Management Fees Payable                                                     (10)
Shareholder Servicing Fees Payable                                           (6)
Other Assets and Liabilities                                                996
                                                                        -------
Total Other Assets & Liabilities, Net -- 1.8%                               978
                                                                        -------

NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 29,671,632 outstanding shares
   of beneficial interest                                                29,671
Paid-in-Capital Class B
   (unlimited authorization -- no par value)
   based on 25,090,280 outstanding shares
   of beneficial interest                                                25,091
Accumulated net realized loss on investments                                (19)
                                                                        -------
Total Net Assets -- 100.0%                                              $54,743
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                             $1.00
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                             $1.00
                                                                        =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TAN -- Tax Anticipation Note
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
32                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

Intermediate-Term Municipal Fund

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Municipal Bonds -- 98.7%
Alabama -- 0.6%
   Alabama State, Private Colleges &
     Universities, Tuskegee University
     Project, Ser A, RB, Radian Insured
     Callable 09/01/06 @ 102
        5.700%, 09/01/10                               $  825          $    916
        5.700%, 09/01/11                                  870               961
   Alabama State, Special Care Facilities
     Financing Authority, Charity
     Obligation Group Project,
     Ser A, RB (E)
        5.000%, 11/01/06                                2,700             3,024
                                                                       --------
                                                                          4,901
                                                                       --------
Alaska -- 1.9%
   Alaska State, Energy Power Authority,
     Bradley Lake Project, Ser 3,
     RB, FSA
        6.000%, 07/01/12                                3,980             4,726
   Alaska State, Energy Power Authority,
     Bradley Lake Project, Ser 4,
     RB, FSA
        6.000%, 07/01/14                                2,920             3,475
   Alaska State, Housing Finance Authority,
     General Mortgage Project, Ser A, RB,
     MBIA
        5.100%, 12/01/06                                1,805             1,920
   Alaska State, Housing Finance Authority,
     Ser A-1, RB Callable 06/01/09 @ 100
        6.000%, 06/01/15                                1,940             2,066
   Anchorage, Electric Utility Authority,
     Senior Lien, RB, MBIA
        8.000%, 12/01/06                                1,775             2,170
        8.000%, 12/01/07                                1,310             1,646
                                                                       --------
                                                                         16,003
                                                                       --------
Arizona -- 4.6%
   Arizona State, Transportation Board,
     Ser B, RB
        5.250%, 07/01/12                                1,000             1,137
   Arizona State, Transportation Board,
     Sub-Ser A, RB
        6.000%, 07/01/08                                6,000             7,027
   Arizona State, Water Infrastructure
     Finance Authority, Water Quality
     Project, Ser A, RB
        5.500%, 10/01/08                                2,730             3,153
   Glendale, Water & Sewer Authority,
     RB, FGIC
        5.750%, 07/01/10                                4,005             4,671

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Maricopa County, Unified School
     District, GO
        7.400%, 07/01/10                              $ 5,750          $  7,310
   Mesa, Utility Systems Authority,
     RB, FGIC
        7.125%, 07/01/11                                7,000             8,846
   Phoenix, Civic Plaza Building Authority,
     Senior Lien, RB Callable
     07/01/05 @ 101
        5.900%, 07/01/10                                3,215             3,537
   Salt River, Agriculture Improvement
     Authority, Salt River Project
     Ser A, RB
        5.000%, 01/01/11                                2,450             2,723
                                                                       --------
                                                                         38,404
                                                                       --------
Arkansas -- 0.3%
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser A, RB
     Callable 01/01/11 @ 100 (F)
        4.700%, 07/01/16                                2,815             2,903
                                                                       --------
California -- 7.9%
   Anaheim, Public Lease Financing
     Authority, Public Improvements
     Project, Ser C, RB, FSA
        6.000%, 09/01/13                                2,325             2,790
   California State, GO
        6.600%, 02/01/09                                1,000             1,175
        5.250%, 02/01/11                                2,000             2,197
        5.000%, 02/01/09                                2,000             2,185
        5.000%, 10/01/12                               12,425            13,466
   California State, GO Partially
     Pre-Refunded @ 101 (D)
        6.250%, 10/01/03                                  480               491
        5.250%, 06/01/06                                  840               894
   California State, GO, AMBAC
        6.300%, 09/01/10                                2,000             2,402
   California State, GO, MBIA
        5.750%, 10/01/10                                3,000             3,499
   California State, Health Facilities
     Finance Authority, Sisters of
     Providence Project, RB
        5.500%, 10/01/05                                1,100             1,199
   California State, Housing Finance
     Agency, Home Mortgage Project,
     Ser Q, RB, MBIA Callable
      08/01/07 @ 102
        5.850%, 08/01/16                                3,000             3,214

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 33

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   California State, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser C-4-Cl I, RB Callable
     08/01/07 @ 101.5 (F)
        5.050%, 02/01/17                               $1,295          $  1,304
   California State, Public Works Board,
     Community Colleges Project,
     Ser A, RB
        5.500%, 12/01/10                                2,475             2,787
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
        6.000%, 12/01/10                                2,955             3,509
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB (E)
        6.000%, 12/01/10                                2,195             2,670
   California State, Water Department
     Authority, Ser A, RB
        5.500%, 05/01/09                                3,250             3,628
   California Statewide, Communities
     Development Authority, Healthcare
     Facilities, San Gabriel Valley
     Project, Ser A, COP (E)
        6.000%, 09/01/06                                1,000             1,154
   California Statewide, Communities
     Development Authority, Housing
     Authority, Equity Residential Project,
     Ser C, RB
        5.200%, 12/01/29                                2,750             2,908
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser D, RB Callable
     05/08/05 @ 101
        4.350%, 11/01/36                                2,450             2,545
   California Statewide, Communities
     Development Authority, St. Josephs
     Health System Obligation Group, COP
     Callable 07/01/08 @ 101
        5.250%, 07/01/09                                5,170             5,693
   Los Angeles County, Capital Asset
     Leasing, RB, AMBAC
        6.000%, 12/01/06                                1,000             1,157
   Mojave, Water Agency, Improvement
     District, Morongo Basin Project, GO,
     FGIC Callable 09/01/06 @ 102
        5.600%, 09/01/12                                1,000             1,128
   Orange County, Ser A, COP, MBIA Callable
     07/01/06 @ 102
        5.800%, 07/01/16                                1,000             1,116

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Oroville, Hospital Project, Ser A, RB
     Callable 12/01/05 @ 102
        5.500%, 12/01/06                               $1,000          $  1,109
   Torrance, Redevelopment Agency, Senior
     Lien, Ser C, TA, MBIA
        5.000%, 09/01/08                                2,270             2,565
                                                                       --------
                                                                         66,785
                                                                       --------
Colorado -- 0.5%
   Colorado State, Health Facilities
     Authority, Catholic Health Initiatives
     Project, Ser A, RB
        5.500%, 12/01/06                                1,000             1,106
        5.500%, 12/01/07                                1,000             1,104
   Colorado State, Health Facilities
     Authority, RB
        6.250%, 02/01/04                                  400               415
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Sub-Ser C, RB Callable
     08/01/11 @ 102
        4.875%, 08/01/13                                1,090             1,150
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB Callable
     11/01/07 @ 105
        6.750%, 05/01/17                                  450               481
                                                                       --------
                                                                          4,256
                                                                       --------
Connecticut -- 1.1%
   Connecticut State, Health &
     Educational Facilities Authority,
     Yale University Project, Ser X-3,
     RB (A) (B)
        1.100%, 07/01/37                                7,850             7,850
   Connecticut State, Special Tax
     Obligation, Ser B, RB
        6.125%, 09/01/12                                1,100             1,307
   Mashantucket, Western Pequot Tribe
     Project, Ser A, RB (E)
        6.250%, 09/01/03                                  490               503
                                                                       --------
                                                                          9,660
                                                                       --------
District of Columbia -- 1.3%
   District of Columbia, Convention Center
     Project, Senior Lien, RB, AMBAC
        5.250%, 10/01/12                                3,000             3,274
   District of Columbia, GO, MBIA (E)
        6.500%, 06/01/09                                  915             1,109

--------------------------------------------------------------------------------
34                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   District of Columbia, Ser A-1, GO, MBIA
        6.500%, 06/01/09                               $1,085          $  1,291
   District of Columbia, Ser B, GO
        6.000%, 06/01/11                                4,420             5,166
                                                                       --------
                                                                         10,840
                                                                       --------
Florida -- 5.0%
   Dade County, Ser CC, GO, AMBAC
        7.125%, 10/01/08                                1,470             1,837
   Dade County, Ser DD, GO, AMBAC
        7.600%, 10/01/05                                1,070             1,237
   Florida State, Housing Finance
     Authority, Homeowner Mortgage Project,
     Ser 1, RB, FSA Callable 07/01/10 @ 100
        5.750%, 01/01/17                                  935               963
   Florida State, St. John's River Project,
     Ser 18, RB
        5.000%, 10/01/09                                6,000             6,728
   Hillsborough County, Aviation Authority,
     Tampa International Airport Project,
     Ser A, RB, FSA
        5.500%, 10/01/09                                4,820             5,513
   Hillsborough County, Utility Authority,
     RB, MBIA (E)
        9.750%, 12/01/03                                  410               436
   Key West, Electric Utility Board,
     RB, AMBAC
        6.000%, 10/01/11                                5,990             7,158
   Miami-Dade County, Special Obligation,
     Ser A-1, GO, AMBAC
        5.000%, 04/01/11                                4,000             4,460
   Palm Beach County, Health Facilities
     Authority, Good Samaritan Health
     Systems Project, RB, MBIA
     Pre-Refunded @ 102 (D)
        6.300%, 10/01/05                                4,000             4,200
   Palm Beach County, Health Facilities
     Authority, Good Samaritan Health
     Systems Project, RB
     Pre-Refunded @ 102 (D)
        6.300%, 10/01/03                                3,750             3,938
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
        6.000%, 10/01/08                                3,300             3,861
   Sunrise, Utility System Authority, RB,
     AMBAC Pre-Refunded @ 101 (D)
        5.750%, 10/01/06                                1,165             1,342
                                                                       --------
                                                                         41,673
                                                                       --------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Georgia -- 4.2%
   College Park, Business & Industrial
     Development Authority, Civic Center
     Project, Ser A, RB, FSA (E)
        5.800%, 09/01/05                              $ 1,165          $  1,295
   Georgia State, Municipal Electric Power
     Authority, RB, MBIA
        6.500%, 01/01/12                                3,235             3,878
   Georgia State, Municipal Electric Power
     Authority, Ser DD, RB, AMBAC
        7.000%, 01/01/08                                4,500             5,411
   Georgia State, Ser C, GO
        6.250%, 08/01/13                                4,000             4,908
   Georgia State, Ser D, GO
        6.700%, 08/01/10                                3,600             4,448
        6.300%, 11/01/09                                4,100             4,951
        6.000%, 10/01/10                                2,000             2,388
   Metropolitan Atlanta, Rapid Transit
     Authority, Ser E, RB (E)
        7.000%, 07/01/11                                4,000             4,970
   Savannah, Hospital Authority, St.
     Joseph's Health Systems Project,
     Ser B, RB, FSA Callable
     01/01/09 @ 101
        5.250%, 07/01/09                                2,625             2,963
                                                                       --------
                                                                         35,212
                                                                       --------
Illinois -- 6.7%
   Chicago, Board of Education, School
     Reform Project, GO, MBIA
     Pre-Refunded @ 102 (D)
        6.000%, 12/01/06                                1,550             1,825
   Chicago, Metropolitan Water Reclamation
     District, Greater Chicago Capital
     Improvements Project, GO
        6.900%, 01/01/07                                3,500             4,051
   Chicago, Ser A-2, GO, AMBAC
        6.125%, 01/01/12                                5,000             5,944
   Chicago, Tax Increment Allocation,
     Ser A, Zero Coupon, TA, AMBAC
        0.000%, 12/01/07                                6,970             6,134
   Cook County, Community College District,
     Ser C, RB, MBIA
        7.700%, 12/01/05                                3,970             4,635
   Cook County, GO, MBIA
        7.250%, 11/01/07                                1,760             2,086
   Cook County, GO, MBIA (E)
        7.250%, 11/01/07                                  240               278

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 35

Statement of Net Assets (UNAUDITED)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Illinois State, Development Finance
     Authority, Community Rehabilitation
     Providers Project, Ser A, RB
        5.700%, 07/01/07                               $1,290          $  1,343
        5.600%, 07/01/05                                2,235             2,324
   Illinois State, Educational Facilities
     Authority, Loyola University Project,
     Ser A, RB (E)
        7.000%, 07/01/07                                4,585             5,399
   Illinois State, First Ser, GO
        5.500%, 08/01/10                                7,500             8,597
   Illinois State, Health Facilities
     Authority, Centegra Health Systems
     Project, RB
        5.500%, 09/01/06                                2,375             2,571
   Illinois State, Health Facilities
     Authority, Condell Medical Center
     Project, RB
        6.000%, 05/15/10                                1,250             1,389
   Illinois State, Health Facilities
     Authority, Decatur Memorial Hospital
     Project, RB
        5.500%, 10/01/10                                1,050             1,151
        5.500%, 10/01/11                                1,150             1,252
   Illinois State, Health Facilities
     Authority, RB, MBIA
        7.900%, 08/15/03                                  164               165
   Kane & DeKalb Counties, Unified School
     District No. 301, GO, AMBAC
        6.300%, 12/01/04                                2,640             2,871
   University of Illinois, Auxiliary
     Facilities System, Ser A, RB, AMBAC
        5.500%, 04/01/14                                2,000             2,297
   University of Illinois, Auxiliary
     Facilities System, Ser B, RB, FGIC
        5.500%, 04/01/15                                1,635             1,872
                                                                       --------
                                                                         56,184
                                                                       --------
Indiana -- 1.7%
   Hammond, Multi-School Building
     Authority, First Mortgage Project, RB,
     MBIA (E)
        6.000%, 01/15/06                                2,535             2,741
   Indiana State, Housing Finance
     Authority, Ser A, RB (F)
        6.600%, 07/01/05                                1,000             1,012
   Indiana State, Office Building
     Commission, State Office Building II
     Facilities Project, Ser D, RB
        6.900%, 07/01/11                                5,650             6,893

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA Callable
     10/01/11 @ 101
        5.500%, 10/01/12                               $2,860          $  3,278
                                                                       --------
                                                                         13,924
                                                                       --------
Iowa -- 0.8%
   Iowa State, Vision Special Fund,
     RB, MBIA
        5.500%, 02/15/10                                2,400             2,739
   Muscantine, Electric Authority, Ser A,
     RB, AMBAC
        5.500%, 01/01/09                                3,725             4,228
                                                                       --------
                                                                          6,967
                                                                       --------
Kansas -- 1.4%
   Kansas State, Department of
     Transportation Highway Authority, RB
        7.250%, 03/01/06                                4,000             4,640
   Kansas State, Department of
     Transportation Highway Authority,
     Ser A, RB
        7.250%, 09/01/08                                2,410             2,977
   Kansas State, Development Finance
     Authority, Water Pollution Control
     Project, RB
        5.500%, 11/01/11                                2,000             2,312
        5.500%, 11/01/14                                1,885             2,196
                                                                       --------
                                                                         12,125
                                                                       --------
Kentucky -- 0.7%
   Kentucky State, Property & Buildings
     Commission, Project No. 65, RB, FSA
     Pre-Refunded @ 100 (D)
        6.000%, 02/01/10                                5,030             5,942
                                                                       --------
Louisiana -- 1.1%
   Jefferson Parish, Hospital Service
     Authority, District No. 2, RB, FGIC
     Callable 12/01/05 @ 100
        5.250%, 12/01/15                                5,450             5,956
   Louisiana State, Energy & Power
     Authority, RB, FSA
        5.500%, 01/01/10                                1,000             1,133
   Louisiana State, Housing Finance
     Authority, Single-Family Mortgage
     Housing Project, Ser A-1, RB Callable
     12/01/07 @ 104 (F)
        6.650%, 06/01/15                                1,000             1,076
   Louisiana State, Office Lease Facility,
     Ser B, RB, MBIA
        5.000%, 03/01/10                                1,330             1,473
                                                                       --------
                                                                          9,638
                                                                       --------

--------------------------------------------------------------------------------
36                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Maryland -- 0.2%
   Maryland State, Health & Higher
     Education Facilities Authority,
     Charity Obligation Group Project,
     RB Pre-Refunded @ 100 (D)
        4.600%, 11/01/03                               $1,825          $  1,868
                                                                       --------
Massachusetts -- 5.0%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB
        7.000%, 03/01/07                                3,000             3,551
        5.500%, 03/01/12                                3,300             3,729
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.250%, 07/01/10                                5,000             5,662
   Massachusetts State, Construction Loan
     Special Obligation,
     Ser A, RB, FGIC
        5.500%, 06/01/14                                2,530             2,916
   Massachusetts State, Construction Loan,
     Ser B, GO, MBIA
        5.750%, 06/01/09                                6,200             7,177
   Massachusetts State, Development Finance
     Agency, Biomedical Research Project,
     Ser C, RB Callable 08/01/10 @ 101
        6.000%, 08/01/11                                1,000             1,136
   Massachusetts State, Development Finance
     Agency, Boston University Project,
     Ser R-2, RB (A)(B)(C)
        1.050%, 10/01/42                                4,000             4,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project, Ser Z, RB
        5.750%, 01/15/12                                4,775             5,593
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital Project, Ser
     B, RB, FSA Callable 06/01/07 @ 102
        5.250%, 06/01/11                                1,585             1,720
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing Project,
     Ser 44, RB Callable 06/01/05 @ 102
        5.900%, 12/01/13                                  580               596
   Massachusetts State, Municipal Wholesale
     Electric Project No. 4, RB, MBIA
        5.500%, 07/01/09                                4,000             4,550

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                               $1,500          $  1,796
                                                                       --------
                                                                         42,426
                                                                       --------
Michigan -- 4.4%
   Battle Creek, Downtown Development
     Authority, TA Pre-Refunded @
     102 (D)
        7.300%, 05/01/04                                1,195             1,301
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
        6.250%, 12/13/07                                2,000             2,355
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser A, RB
        5.250%, 01/15/07                                1,975             2,131
   Michigan State, Building Authority,
     Facilities Program Project,
     Ser I, RB, AMBAC
        6.000%, 10/01/04                                2,745             2,954
   Michigan State, Environmental Protection
     Program, GO
        6.250%, 11/01/12                                3,000             3,589
   Michigan State, GO
        5.500%, 12/01/06                                3,500             3,981
   Michigan State, Hospital Finance
     Authority, Hospital Charity Obligation
     Project, Ser D, RB Pre-Refunded
     @ 100 (D)
        4.800%, 11/01/04                                3,505             3,671
   Michigan State, Housing Development
     Authority, RB, AMBAC
        5.000%, 04/01/04                                  900               923
   Michigan State, Public Power Agency,
     Belle River Project, Ser A, RB, MBIA
        5.250%, 01/01/12                                5,000             5,638
   Michigan State, Underground Storage
     Project, Ser I, RB, AMBAC Callable
     05/01/06 @ 101
        6.000%, 05/01/07                                3,600             4,090
   University of Michigan, Hospital
     Project, RB
        5.000%, 12/01/07                                5,450             6,036
                                                                       --------
                                                                         36,669
                                                                       --------
Mississippi -- 0.2%
   Mississippi State, Hospital Equipment &
     Facilities Authority, Rush Medical
     Foundation Project, Ser A, RB
        5.400%, 01/01/07                                  815               889

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 37

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Mississippi State, Single-Family Housing
     Authority, Ser D,
     RB (A) (B) (F)
        6.650%, 07/01/12                               $  760          $    821
                                                                       --------
                                                                          1,710
                                                                       --------
Missouri -- 0.3%
   University of Missouri, Systems
     Facilities, Ser B, RB (A) (B)
        1.150%, 11/01/30                                2,600             2,600
                                                                       --------
New Jersey -- 2.3%
   Camden County, Municipal Utilities
     Authority, RB, FGIC Callable
     07/15/06 @ 102
        6.000%, 07/15/07                                2,500             2,853
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB
        6.850%, 12/01/29                                2,000             2,198
   New Jersey State, Educational Facilities
     Authority, Higher Education Capital
     Improvements Project, Ser B, RB
        5.750%, 09/01/10                                4,220             4,932
   New Jersey State, Transportation
     Authority, Federal Transportation
     Administration Grants, Ser B, COP,
     AMBAC
        5.500%, 09/15/12                                4,000             4,595
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser A, RB
        5.500%, 06/15/08                                3,000             3,420
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser C, RB, FSA
        5.750%, 12/15/12                                1,500             1,764
                                                                       --------
                                                                         19,762
                                                                       --------
New Mexico -- 0.2%
   New Mexico State, Hospital Equipment
     Loan Council, Memorial Medical
     Center Project, RB
        4.850%, 06/01/08                                  760               744
   University of New Mexico, Ser A, RB
        5.250%, 06/01/12                                1,155             1,305
                                                                       --------
                                                                          2,049
                                                                       --------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

New York -- 11.5%
   Jay Street, Development of New York,
     Ser A-2, RB  (A) (B) (C)
        1.130%, 05/01/20                               $  600          $    600
   Long Island, Power Authority, New York
     Electric Systems Project,
     Ser A, RB, AMBAC
        6.000%, 12/01/07                                6,000             7,042
   Long Island, Power Authority, Sub-Ser
     1B, RB (A) (B) (C)
        1.150%, 05/01/33                                  400               400
   Nassau County, Tobacco Authority Asset
     Backed Project, Ser A, RB
     Callable 07/15/09 @ 101
        5.600%, 07/15/14                                2,835             2,998
   New York City, GO (A) (B) (C)
        1.130%, 08/15/20                                1,200             1,200
   New York City, Municipal Assistance
     Authority, Ser I, RB
     Callable 07/01/07 @ 102 (E)
        6.250%, 07/01/08                                2,000             2,344
   New York City, Ser A, GO
        5.000%, 08/01/06                                4,185             4,535
   New York City, Ser B, GO
        7.250%, 08/15/07                                4,000             4,805
        5.500%, 08/01/11                                2,000             2,185
        5.500%, 08/01/12                                5,000             5,444
        5.000%, 08/01/06                                5,815             6,302
   New York City, Ser C, GO
        5.250%, 08/01/09                                2,665             2,908
        5.000%, 08/01/07                                7,000             7,630
   New York City, Ser D, GO, MBIA
        5.500%, 08/01/09                                5,000             5,694
   New York City, Ser G, GO
        5.500%, 08/01/09                                5,000             5,525
   New York City, Ser I, GO, AMBAC
     Callable 03/15/06 @ 101.5
        5.750%, 03/15/07                                1,000             1,117
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06                                1,000             1,134
   New York City, Ser J, GO
        6.125%, 08/01/11                                1,090             1,206
   New York City, Transitional Finance
     Authority, Future Tax Project,
     Second Ser A, RB
        5.500%, 11/01/26                                3,000             3,338

--------------------------------------------------------------------------------
38                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Transitional Finance
     Authority, Future Tax Project,
     Ser B, RB
        5.500%, 02/01/09                               $1,090          $  1,236
   New York State, Dormitory Authority,
     Mental Health Facilities Project,
     Ser E, RB, AMBAC
        6.000%, 08/15/05                                2,000             2,218
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                  540               572
   New York State, Dormitory Authority,
     Ser B, RB
        5.250%, 11/15/23                                4,500             4,911
   New York State, Dormitory Authority,
     Sound Shore Project, RB, MBIA
        4.350%, 02/01/08                                1,730             1,780
   New York State, Dormitory Authority,
     State University Educational
     Facilities, Ser A, RB, MBIA
        5.250%, 05/15/15                                4,290             4,853
   New York State, Environmental Facilities
     Authority, State Water Project, RB
        5.750%, 06/15/12                                  190               223
   New York State, Environmental Facilities
     Authority, State Water Project, RB (E)
        5.750%, 06/15/12                                1,810             2,165
   New York State, Medical Care Facilities
     Finance Agency, Ser C, RB
        5.200%, 08/15/05                                   30                31
   New York State, Medical Care Facilities
     Finance Agency, St. Luke's Hospital
     Project, Ser A, RB
     Callable 08/15/03 @ 102
        5.600%, 08/15/13                                1,745             1,803
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage Project,
     Ser 87, RB Callable 09/01/09 @ 100
        5.150%, 04/01/17                                2,635             2,691
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities, Ser A, RB
        6.500%, 01/01/10                                4,135             4,972
   Tsasc, Inc., New York Tfabs, Ser 1, RB
     Callable 07/15/09 @ 101
        5.750%, 07/15/15                                2,520             2,596
                                                                       --------
                                                                         96,458
                                                                       --------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

North Carolina -- 2.5%
   Charlotte, Water & Sewer Systems,
     Ser A, RB
        5.000%, 07/01/08                               $1,530           $ 1,717
   North Carolina State, Municipal Power
     Agency, Ser A, RB
        5.750%, 01/01/09                                6,850             7,895
        5.000%, 01/01/05                                1,500             1,579
   North Carolina, Municipal Power Agency,
     RB, MBIA
        7.250%, 01/01/07                                2,000             2,368
   North Carolina, Municipal Power Agency,
     Ser A, RB, MBIA
        6.000%, 01/01/07                                3,425             3,922
   Raleigh Durham, Airport Authority,
     Ser A, RB, FGIC
        5.500%, 11/01/06                                2,000             2,245
   University of North Carolina, Chapel
     Hill Hospital Project, Ser A, RB
     (A)(B)(C)
        1.150%, 02/15/31                                1,200             1,200
                                                                       --------
                                                                         20,926
                                                                       --------
Ohio -- 3.0%
   Cleveland, Waterworks Authority, Ser K,
     RB, FGIC
        5.000%, 01/01/11                                3,790             4,197
   Cuyahoga County, Hospital Authority,
     Cleveland University Hospital,
     RB (A) (B)
        1.000%, 01/01/16                                  300               300
   Erie County, Hospital Facilities
     Authority, Firelands Regional Medical
     Center, Ser A, RB
        5.500%, 08/15/10                                1,000             1,101
   Ohio State, Common Schools, Capital
     Facilities Project, Ser B, GO
        5.500%, 09/15/13                                2,500             2,906
   Ohio State, GO
        6.100%, 08/01/12                                2,000             2,418
   Ohio State, Higher Education Authority,
     Capital Facilities Project,
     Ser II-A, RB
        5.500%, 12/01/08                                5,000             5,769
   Ohio State, Higher Education Authority,
     Capital Facilities Project, Ser B,
     GO, MBIA
        5.500%, 05/01/10                                7,730             8,919
                                                                       --------
                                                                         25,610
                                                                       --------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 39

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Oklahoma -- 0.3%
   Central Oklahoma, Transportation &
     Parking Authority, Ser 1973, RB (E)
        6.000%, 07/01/03                               $   35          $     36
   McAlester, Public Works Authority,
     RB, FSA (E)
        8.100%, 12/01/08                                  875             1,137
   Oklahoma State, Industrial Development
     Authority, Integris Baptist Health
     Systems Project, RB, AMBAC
        5.250%, 08/15/06                                1,255             1,396
                                                                       --------
                                                                          2,569
                                                                       --------
Oregon -- 1.4%
   Cow Creek, Band Umpqua Tribe of Indians,
     Ser B, RB, AMBAC
     Callable 07/01/03 @ 103
        5.100%, 07/01/12                                2,000             2,076
   Lincoln County, School District,
     GO, FGIC
        6.000%, 06/15/09                                3,465             4,093
   Washington County, United Sewer Systems
     Authority, Senior Lien,
     Ser A, RB, FGIC
        5.750%, 10/01/11                                4,735             5,558
                                                                       --------
                                                                         11,727
                                                                       --------
Pennsylvania -- 3.9%
   Delaware Valley, Regional Finance
     Authority, RB
        5.750%, 07/01/17                                3,000             3,465
        5.500%, 07/01/12                                5,925             6,784
   Montgomery County, Higher Education &
     Health Authority, Abington Memorial
     Hospital Project, Ser A, RB, AMBAC
        5.000%, 06/01/08                                1,000             1,113
   New Castle Area, Hospital Authority,
     Jameson Memorial Hospital, RB, MBIA
        5.500%, 07/01/08                                1,605             1,828
   Pennsylvania State, Healthcare
     Authority, Geisinger Health Systems
     Project, RB (A)(B)(C)
        1.150%, 11/15/32                                5,400             5,400
   Pennsylvania State, Higher Educational
     Facilities Authority,
     Allegheny/Delaware Valley Obligation
     Project, Ser A, RB, MBIA
        5.500%, 11/15/08                                1,000             1,136

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage
     Project, RB Callable 10/01/06 @
     102 (F)
        5.300%, 10/01/07                               $1,000           $ 1,063
   Pennsylvania State, Industrial
     Development Authority, RB, AMBAC
        7.000%, 07/01/07                                1,000             1,196
   Philadelphia, School District, Ser B,
     GO, FGIC
        5.500%, 08/01/07                                3,450             3,924
   Sayre, Healthcare Facilities, Guthrie
     Health Project, Ser A, RB
        6.000%, 12/01/11                                3,420             3,839
   Scranton-Lackawanna, Health & Welfare
     Authority, Community Medical Center
     Project, RB, MBIA
        5.500%, 07/01/07                                2,585             2,928
   Westmoreland County, Municipal
     Authority, Special Obligation, GO (E)
        9.125%, 07/01/10                                  165               197
                                                                       --------
                                                                         32,873
                                                                       --------
Rhode Island -- 0.7%
   Rhode Island State, Housing & Mortgage
     Finance Authority, Homeownership
     Opportunity Project, Ser 25A, RB
     Callable
     10/01/07 @ 101.5
        4.950%, 10/01/16                                1,030             1,047
   Rhode Island State, Tobacco Settlement
     Financing Project, Ser A, RB Callable
     06/01/12 @ 100
        6.000%, 06/01/23                                5,000             4,887
                                                                       --------
                                                                          5,934
                                                                       --------
South Carolina -- 0.9%
   Piedmont, Municipal Power Agency, Ser A,
     RB, FGIC
        6.500%, 01/01/16                                1,820             2,241
   South Carolina State, Hospital
     Facilities Authority, Medical
     University Project,
     RB Pre-Refunded @ 101 (D)
        5.625%, 07/01/09                                2,885             3,365
   South Carolina State, Housing Authority,
     Homeownership Mortgage Project, Ser A,
     RB Callable 07/01/04 @ 102
        6.375%, 07/01/16                                  665               692
   Spartanburg County, School District
     No. 5, COP, MBIA Callable
     07/01/05 @ 102
        5.400%, 07/01/08                                1,000             1,101
                                                                       --------
                                                                          7,399
                                                                       --------
--------------------------------------------------------------------------------
40                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

South Dakota -- 0.5%
   South Dakota State, Health & Educational
     Facilities Authority, McKennan
     Hospital Project, RB, MBIA
        6.000%, 07/01/08                               $1,025          $  1,185
   South Dakota State, Health & Educational
     Facilities Authority, Prairie
     Healthcare Project, RB, ACA Insured
        5.200%, 04/01/08                                1,070             1,162
   South Dakota State, Housing Development
     Authority, Homeownership Mortgage
     Project, Ser A, RB
        5.500%, 05/01/06                                1,345             1,431
   South Dakota State, Housing Development
     Authority, Homeownership Mortgage
     Project, Ser A, RB Callable 05/01/06 @
     102
        5.500%, 05/01/10                                  165               165
                                                                       --------
                                                                          3,943
                                                                       --------
Tennessee -- 1.7%
   Hendersonville, Industrial Development
     Authority, Ashford 83 Association
     Project, RB Callable 12/15/06 @ 102
        5.950%, 12/15/08                                  975               997
   Metropolitan Government Nashville &
     Davidson County, Cab Converter, RB, FGIC
        7.700%, 01/01/12                                5,000             6,356
   Metropolitan Government Nashville &
     Davidson County, Health & Education
     Facilities Board, Vanderbilt
     University Project, Ser A, RB
        6.000%, 05/01/07                                1,200             1,382
   Metropolitan Nashville, Airport
     Authority, Improvements Project,
     Ser A, RB
        6.600%, 07/01/08                                3,000             3,551
   Tennessee State, Housing Development
     Agency, Homeownership Program, Issue
     3-B, Zero Coupon, RB Callable
     01/01/08 @ 63.129
        0.000%, 07/01/16                                1,500               737
   Tennessee State, Housing Development
     Agency, Mortgage Finance, Ser A, RB
     Callable 07/01/03 @ 102
        5.650%, 01/01/07                                1,590             1,631
                                                                       --------
                                                                         14,654
                                                                       --------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Texas -- 10.8%
   Austin, Utilty Systems, RB, AMBAC
        6.750%, 11/15/12                              $10,090          $ 12,600
   Austin, Utility Systems, Ser B, RB
     Callable 05/15/03 @ 100 (E)
        7.250%, 11/15/03                                   80                83
   Burleson, Independent School District,
     GO Pre-Refunded @ 100 (D)
        6.750%, 08/01/06                                2,000             2,340
   Carrollton, Farmers Branch Independent
     School District, GO Callable 02/15/09
     @ 100
        5.750%, 02/15/10                                1,605             1,838
   Carrollton, Independent School District,
        5.500%, 02/15/11                                3,905             4,442
   Cypress-Fairbanks, Independent School
     District, GO
        6.750%, 02/15/08                                1,000             1,191
   Deer Park, Independent School District, GO
        6.000%, 02/15/06                                1,500             1,682
        6.000%, 02/15/08                                2,000             2,315
        5.875%, 02/15/08                                1,250             1,439
   Donna, Independent School
     District, GO
        5.500%, 02/15/06                                1,180             1,305
   El Paso, GO, FSA
        5.500%, 08/15/08                                2,200             2,522
   Fort Worth, Water & Sewer
     Authority, RB
        5.500%, 02/15/06                                1,080             1,195
   Harris County, GO
        5.500%, 08/15/11                                3,130             3,603
   Harris County, GO (E)
        6.000%, 12/15/11                                3,895             4,689
   Harris County, Health Facilities
     Development Authority, Christus Health
     Project, Ser A, RB, MBIA
        5.375%, 07/01/08                                3,845             4,273
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project, Ser A,
     RB, MBIA
        6.000%, 06/01/09                                1,825             2,128
   Harris County, Road Toll Authority, Sub
     Lien, RB, FGIC
        6.000%, 08/01/12                                6,000             7,125
   Houston, Hotel Occupancy Tax & Special
     Revenue, Convention & Entertainment
     Project, Ser B, RB, AMBAC
        5.500%, 09/01/09                                2,500             2,875

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 41

Statement of Net Assets (UNAUDITED)


Intermediate-Term Municipal Fund (Concluded)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Houston, Hotel Occupancy Tax & Special
     Revenue, Convention & Entertainment
     Project, Ser B, Zero Coupon, RB, AMBAC
        0.000%, 09/01/15                              $ 5,500          $  3,169
   Houston, Ser C, GO
        7.000%, 03/01/08                                4,000             4,680
   San Antonio, Electric & Gas
     Authority, RB
        5.000%, 02/01/12                                3,500             3,859
   San Antonio, Electric & Gas Authority,
     Ser 2000, RB (E)
        5.750%, 02/01/11                                1,540             1,802
   San Antonio, Independent School
     District, GO
        7.000%, 08/15/08                                5,000             6,113
   San Antonio, Water Authority, RB
        6.250%, 05/15/08                                1,000             1,176
   Southwest, Higher Education Authority,
     Southern Methodist University Project,
     RB, AMBAC
        5.250%, 10/01/10                                2,350             2,659
   Tarrant, Regional Water District
     Authority, RB, FSA
        5.000%, 03/01/11                                2,000             2,205
   Texas State, Public Finance
     Authority, GO
        5.500%, 10/01/08                                5,000             5,750
   Williamson County, Ser B, GO, FSA
        5.000%, 02/15/09                                1,825             2,028
                                                                       --------
                                                                         91,086
                                                                       --------
Utah -- 1.0%
   Salt Lake County, Hospital Revenue
     Authority, IHC Health Services
     Project, RB, AMBAC
        5.500%, 05/15/09                                1,000             1,137
   Utah State, Housing Finance Authority,
     Single-Family Housing Mortgage
     Project, Ser B, RB Callable
     07/01/03 @ 102
        5.125%, 07/01/24                                   25                26
   Utah State, Intermountain Power Agency
     Power Supply, Ser A, RB, MBIA
        6.000%, 07/01/08                                6,000             6,975
                                                                       --------
                                                                          8,138
                                                                       --------
Virginia -- 4.1%
   Fairfax County, Ser A, GO
        5.000%, 06/01/09                               11,000            12,389

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Kanawha County, Industrial Development
     Authority, Topvalco/Kroger Project, RB
     Callable 11/01/03 @ 102
        7.125%, 11/01/12                              $ 1,160           $ 1,200
   Loudoun County, Industrial Development
     Authority, Residential Care Facility,
     Falcons Landing Project, Ser A, RB
     Pre-Refunded @ 103 (D)
        8.750%, 11/01/04                                6,000             6,892
   Virginia Commonwealth, Transportation
     Board, Federal Highway Project, RB
        5.750%, 10/01/07                                1,980             2,290
        5.000%, 10/01/06                                5,275             5,882
   Virginia State, Housing Development
     Authority, Multi-Family Housing
     Project, Zero Coupon, RB Callable
     05/01/03 @ 25.267
        0.000%, 11/01/17                                   40                10
   Virginia State, Public Building
     Authority, Ser A, RB
        6.000%, 08/01/10                                4,880             5,795
                                                                       --------
                                                                         34,458
                                                                       --------
Washington -- 3.3%
   Clark County, Public Utility District
     Authority, RB, FGIC (E)
        6.000%, 01/01/07                                5,000             5,731
   Clark County, Public Utility District
     Authority, RB, FSA Callable
     01/01/10 @ 100
        5.625%, 01/01/11                                1,500             1,714
   Grant County, Public Utility District
     Authority, RB (E)
        5.625%, 01/01/07                                2,470             2,797
   Washington State, Public Power Supply
     Systems Authority, Nuclear Project
     No. 1, Ser A, RB, MBIA Callable
     07/01/03 @ 102
        5.700%, 07/01/17                                1,000             1,032
   Washington State, Public Power Supply
     Systems Authority, Nuclear Project
     No. 2, Ser A, RB
        6.000%, 07/01/07                                3,850             4,413
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB
        7.250%, 07/01/09                                2,040             2,392
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB (E)
        7.250%, 07/01/09                                  460              576
   Washington State, Ser B &
     Ser AT-7, GO
        6.250%, 06/01/10                                4,550             5,437

--------------------------------------------------------------------------------
42                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Washington State, Ser B, GO
     Pre-Refunded @ 100 (D)
        5.750%, 05/01/04                               $3,610          $  3,804
                                                                       --------
                                                                         27,896
                                                                       --------
Wisconsin -- 0.4%
   Badger, Asset Securitization, RB
        6.125%, 06/01/27                                3,200             3,116
                                                                       --------
Wyoming -- 0.3%
   Teton County, Hospital Authority, RB,
     ACA Insured Callable
     12/01/08 @ 101
        5.800%, 12/01/17                                1,950             2,084
                                                                       --------
Total Municipal Bonds
   (Cost $784,540)                                                      831,372
                                                                       --------
Total Investments -- 98.7%
   (Cost $784,540)                                                      831,372
                                                                       --------

OTHER ASSETS AND LIABILITIES -- 1.3%
Investment Advisory Fees Payable                                           (214)
Management Fees Payable                                                    (143)
Other Assets and Liabilities                                             11,275
                                                                       --------
Total Other Assets & Liabilities, Net                                    10,918
                                                                       --------

NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 74,193,679 outstanding shares
   of beneficial interest                                               789,788
Distributions in excess of net investment income                           (111)
Accumulated net realized gain on investments                              5,781
Net unrealized appreciation on investments                               46,832
                                                                       --------
Total Net Assets -- 100.0%                                             $842,290
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $11.35
                                                                       ========

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Securities are collateralized under an agreement from FHA/FNMA/GNMA.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TFABS -- Tobacco Flexible Amortization Bonds

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 43

STATEMENT OF NET ASSETS (Unaudited)


Pennsylvania Municipal Bond Fund

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Municipal Bonds -- 100.0%
Pennsylvania -- 100.0%
   Allegheny County, GO (C)
        6.000%, 09/01/07                              $    85          $     99
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB
        5.850%, 03/01/22                                  665               697
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB, Asset Guaranty
        5.125%, 09/01/13                                2,160             2,319
   Allegheny County, Higher Education
     Building Authority, Thiel College
     Project, Ser A, RB, ACA Insured
        5.400%, 11/15/14                                  390               422
        5.350%, 11/15/13                                  370               403
        5.300%, 11/15/12                                  350               383
        5.200%, 11/15/11                                  335               365
        5.000%, 11/15/09                                  300               333
        4.850%, 11/15/07                                  225               249
        4.750%, 11/15/06                                  215               235
        4.650%, 11/15/05                                  125               135
        4.550%, 11/15/04                                  190               199
   Allegheny County, Hospital Development
     Authority, Harmarville Rehabilitation
     Center, RB (C)*
        6.000%, 10/01/08                                  380               415
   Allegheny County, Hospital Development
     Authority, Montefiore Hospital,
     RB (C)*
        6.875%, 07/01/09                                  585               668
   Allegheny County, Hospital Development
     Authority, North Hills Passavant,
     RB (C)
        6.750%, 07/01/05                                  110               117
   Allegheny County, Hospital Development
     Authority, RB (C)
        7.250%, 07/01/03                                   30                31
   Allegheny County, Hospital Development
     Authority, St. Margaret Memorial,
     RB (C)*
        6.750%, 07/01/10                                1,130             1,307
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage,
     Ser CC-1, RB (D)
        5.200%, 05/01/17                                1,300             1,331
   Allegheny County, Industrial Development
     Authority, Duquesne Light Project, RB,
     AMBAC
        4.350%, 12/01/13                                1,500             1,545
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project, RB (C)
        8.000%, 03/01/09                                  260               305

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Altoona, Area School District Authority,
     Blair County, Ser 78, RB
     Pre-Refunded @ 100 (A)*
        6.500%, 04/07/03                              $   750          $    776
   Baldwin, Whitehall School District, RB
     Partially Pre-Refunded @ 100 (A)
        6.700%, 04/07/03                                  170               178
   Bensalem Township, Water & Sewer
     Authority, RB (C)
        6.750%, 12/01/14                                  220               260
   Berks County, Redevelopment Multi-Family
     Housing Authority, Woodgate Associates
     Project, Ser A, RB (D)
        4.700%, 01/01/09                                  180               189
   Blair County, Hospital Authority,
     RB (C)*
        6.900%, 07/01/08                                1,490             1,684
   Blairsville-Saltsburg, School District,
     GO, AMBAC (C)
        9.000%, 05/15/03                                   30                30
   Bucks County, Industrial Development
     Authority, RB (C)
        8.750%, 09/01/04                                  185               203
   Bucks County, Water & Sewer Authority,
     RB (C)
        6.375%, 12/01/08                                  125               140
   Cambria County, Hospital Authority,
     Conemaugh Valley Memorial Hospital,
     RB (C)
        7.625%, 09/01/11                                  269               328
   Central Bucks County, School District,
     GO, MBIA
        5.000%, 05/15/13                                2,500             2,772
   Chartiers Valley, Joint School District,
     RB (C)
        6.150%, 03/01/07                                   45                52
   Chester County, Health & Educational
     Facilities Authority, Immaculata
     College Project, RB
        5.250%, 10/15/10                                  345               347
   Chester County, Health & Educational
     Facilities Authority, The Devereux
     Foundation, RB, Radian Insured
        4.400%, 11/01/15                                  100               102
        4.300%, 11/01/14                                  100               102
   College Township, Water Authority, RB,
     Asset Guaranty
        5.800%, 01/01/15                                  695               758
   Creswell Heights, Joint Water Authority,
     RB (C)
        7.375%, 03/01/07                                   55                61
   Cumberland County, Municipal Authority,
     Presbyterian Homes Project, Ser A, RB,
     Radian Insured
        4.750%, 12/01/19                                3,170             3,210

--------------------------------------------------------------------------------
44                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Cumberland Valley, Joint School
     District, RB, MBIA
     Pre-Refunded @ 100 (A)
        6.500%, 04/07/03                               $  145          $    171
   Dauphin County, General Authority,
     Sub-Ser PPP-15, RB, AMBAC Mandatory
     Put 06/03/13 @ 100
        5.375%, 06/01/26                                  100               106
   Delaware County, Elwyn Project,
     RB (E) (F)
        6.000%, 06/01/11                                3,250             3,725
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center Project,
     RB, ACA Insured
        4.900%, 12/01/08                                  550               596
        4.850%, 12/01/07                                  645               701
   Delaware River, Port Authority of
     Pennsylvania & New Jersey, Delaware
     Bridges, RB (C)
        6.500%, 01/15/11                                  140               164
        6.000%, 01/15/10                                  115               133
   Derry Township, Sanitation Sewer
     Authority, RB (C)
        6.250%, 08/01/12                                   40                46
   Dover Township, Sewer Authority, RB (C)
        6.250%, 05/01/12                                   35                41
   Erie County, Higher Education Authority,
     Mercyhurst College Project, RB
        5.700%, 03/15/11                                   85                90
   Erie County, Hospital Authority, Erie
     County Geriatric, RB (C)
        6.250%, 07/01/11                                  165               189
   Erie County, Hospital Authority, Erie
     County Geriatric, RB (C)*
        6.750%, 07/01/11                                1,225             1,426
   Erie County, Hospital Authority, Gannon
     University Project, RB, AMBAC (C)
        7.375%, 06/01/08                                   55                63
   Erie, Higher Education Building
     Authority, Gannon University Project,
     Ser D, RB (C)
        5.900%, 06/01/11                                   25                26
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
        5.650%, 03/15/10                                  180               192
   Erie, Water Authority, Ser B, RB, MBIA
        5.500%, 12/01/12                                2,000             2,292
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB, AMBAC
        5.750%, 06/15/15                                1,000             1,101
        5.100%, 06/15/03                                   65                66

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Franklin Hospital, Special Obligation,
     RB (C)
        7.125%, 10/01/08                              $   275          $    316
   Greenwood, School District Authority,
     GO, MBIA (C)
        6.750%, 09/01/08                                   55                62
   Hampton Township, Sanitation Sewer
     Authority, RB (C)
        6.500%, 09/01/10                                  165               201
        6.400%, 09/01/10                                  590               675
   Harrisburg, Parking Authority, RB, FSA
        5.750%, 05/15/15                                  775               895
   Harrisburg, Ser A, GO, MBIA (C)
        9.750%, 04/15/04                                   60                63
   Hickory Township, Municipal
     Authority, RB (C)
        6.250%, 02/01/14                                  395               459
   Horsham Township, Sewer Authority, RB,
     MBIA (C)
        6.700%, 01/01/11                                   15                18
   Lancaster County, Solid Waste Management
     Authority, RB, AMBAC
        5.375%, 12/15/15                                1,600             1,766
   Lancaster, Area Sewer Authority, RB (C)
        6.750%, 04/01/12                                   10                12
        6.000%, 04/01/12                                  305               348
   Lancaster, Parking Authority, RB (C)
        5.750%, 01/01/12                                   70                79
   Langhorne, Health & Education Authority,
     Woods Services Project, RB
        4.950%, 11/15/16                                2,585             2,682
        4.650%, 11/15/13                                  850               888
   Lehigh County, General Purpose
     Authority, Kidspeace Obligation Group
     Project, RB, ACA Insured
        5.800%, 11/01/12                                1,265             1,388
        5.700%, 11/01/09                                2,485             2,793
   Lehigh County, General Purpose
     Authority, Muhlenberg Hospital Center
     Project, Ser A, RB
        6.600%, 07/15/22                                  155               166
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
        6.250%, 05/01/12                                  120               139
   Manheim Township, School District
     Authority, Ser 1978, RB
     Pre-Refunded @ 100 (A)
        6.625%, 12/01/07                                  145               166
   McCandless Township, Sanitation
     Authority, RB (C)*
        6.750%, 11/15/05                                  565               619

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 45

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   McKeesport, Area School District,
     Ser C, GO
        5.000%, 04/01/13                               $  140          $    140
   McKeesport, Area School District,
     Ser C, GO (C)
        5.000%, 04/01/13                                  415               454
   Mifflin County, Hospital Authority,
     RB, Asset Guaranty
        5.500%, 07/01/12                                1,375             1,512
   Mifflin County, Hospital Authority,
     RB, Radian Insured
        5.500%, 07/01/09                                  405               456
        5.450%, 07/01/08                                  205               230
   Monroe County, Hospital Authority,
     Pocono Medical Center Project,
     RB, Radian Insured
        5.500%, 01/01/22                                1,000             1,052
   Monroeville, Water Authority, RB (C)
        7.250%, 12/01/08                                  140               163
   Montgomery County, GO (C)
        9.000%, 08/15/04                                   40                43
   Mount Lebanon, Hospital Authority,
     RB (C)*
        7.000%, 07/01/06                                  536               582
   Neshaminy, Water Reserve
     Authority, RB (C)
        5.750%, 03/01/11                                   30                34
   New Castle, Hospital Authority, Jameson
     Memorial Hospital Project, RB, MBIA
        6.000%, 07/01/10                                  315               370
   North Penn, School District
     Authority, RB
        6.200%, 03/01/07                                1,045             1,173
   Northampton County, Industrial
     Development Authority, Moravian Hall
     Square Project, Ser B, RB, Radian
     Insured
        5.350%, 07/01/10                                  100               106
        5.350%, 07/01/10                                1,370             1,459
   Northampton, Bucks County, Municipal
     Water Authority, RB (C)
        6.750%, 11/01/13                                   45                53
   Northampton, Higher Education Building
     Authority, Moravian College Project,
     RB, Radian Insured
        5.125%, 07/01/19                                  470               481
   Northeastern, Hospital Authority, RB (C)
        6.375%, 09/01/07                                  510               567
   Northgate, School Building Authority,
     RB, MBIA (C)
        6.375%, 02/15/07                                  135               157

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Nothampton County, Industrial
     Development Authority, Moravian Hall
     Square Project, RB, Radian Insured
        5.500%, 07/01/15                                $ 995          $  1,087
   Pennsylvania State, Economic Development
     Financing Authority, Dr. Gertrude A.
     Barber Center Project, RB, Asset
     Guaranty
        5.625%, 12/01/15                                  885               968
        5.200%, 12/01/08                                  200               223
   Pennsylvania State, Economic Development
     Financing Authority, Fayette Thermal
     Project, Ser A, RB, ACA Insured
        5.250%, 12/01/16                                2,000             2,077
        5.000%, 12/01/09                                  310               336
   Pennsylvania State, Higher Education &
     Health Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser C, RB, MBIA
        5.875%, 11/15/18                                3,200             3,560
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser C, MBIA, RB
        5.400%, 11/15/07                                   50                56
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley, Ser A, RB, MBIA
        5.875%, 11/15/16                                   25                28
        5.500%, 11/15/08                                  190               216
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     General Hospital Project, Ser A, RB,
     MBIA Pre-Refunded @ 101 (A)
        7.000%, 04/07/03                                   65                67
   Pennsylvania State, Higher Education
     Facilities Authority, College &
     University, Ser 10, RB (C)
        6.900%, 07/01/07                                  110               123
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel
     University Project, RB
        5.500%, 05/01/13                                2,750             3,128
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel
     University Project, RB, MBIA (C)
       10.250%, 05/01/03                                   75                76
   Pennsylvania State, Higher Education
     Facilities Authority, Health Services,
     Allegheny Delaware Valley Obligation,
     Ser A, RB, MBIA
        5.600%, 11/15/09                                  250               285
        5.600%, 11/15/10                                3,595             4,022
--------------------------------------------------------------------------------
46                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Higher Education
     Facilities Authority, Independent
     Colleges & Universities, Ser H-8,
     RB (B) (E) (F)
        5.000%, 05/01/11                               $1,675          $  1,719
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     College of Textiles & Science, RB
        5.450%, 02/01/07                                  200               219
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     College of Textiles & Science, Ser
     1996, RB
        6.600%, 04/01/09                                  340               369
        6.550%, 04/01/08                                  320               351
        6.450%, 04/01/07                                  295               326
        6.350%, 04/01/06                                  285               318
        6.250%, 04/01/05                                  265               288
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     University Project, RB,
     Asset Guaranty
        5.750%, 06/01/15                                  660               739
   Pennsylvania State, Higher Education
     Facilities Authority, Temple
     University Project, First Ser, RB,
     MBIA
        5.250%, 04/01/16                                1,500             1,613
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health
     System Project, Ser A, RB
        5.125%, 01/15/11                                  500               531
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project, Ser A,
     RB, MBIA
        5.375%, 01/01/14                                2,000             2,168
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     the Arts, RB, Radian Insured
        5.500%, 03/15/13                                1,025             1,116
        5.150%, 09/15/06                                  345               373
   Pennsylvania State, Housing Finance
     Agency, RB (C)
        7.750%, 12/01/07                                  135               155
   Pennsylvania State, Housing Finance
     Agency, RB, FHA
        7.750%, 07/01/03                                  130               132
   Pennsylvania State, Housing Finance
     Agency, Residential Development
     Project, RB
        5.250%, 01/01/24                                2,500             2,566

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage, Ser
     73-B, RB
        5.000%, 04/01/16                                $ 750          $    769
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage,
     Ser 49, RB, AMT
        5.800%, 10/01/07                                  205               218
   Pennsylvania State, Intergovernmental
     Authority, Philadelphia Funding
     Project, Special Tax, FGIC
        5.250%, 06/15/15                                3,100             3,333
   Perkiomen Valley, School District
     Authority, RB, MBIA (C)
        6.500%, 12/01/07                                  190               217
   Philadelphia, Gas Works Authority, 3rd
     Ser, RB, FSA
        5.500%, 08/01/13                                2,300             2,590
   Philadelphia, Gas Works Authority, 12th
     Ser B, MBIA, RB (C)
        7.000%, 05/15/20                                1,770             2,283
   Philadelphia, Graduate Hospital Project,
     RB (C)*
        7.000%, 07/01/10                                1,280             1,494
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB, AMBAC
        5.125%, 05/15/18                                1,600             1,684
   Philadelphia, Hospital & Higher
     Educational Facilities Authority,
     Medical Research Project, RB
        6.200%, 08/01/11                                   75                77
   Philadelphia, Hospital Authority, Thomas
     Jefferson University Project, RB (C)
        7.000%, 07/01/08                                  155               176
   Philadelphia, Industrial Development
     Authority, Elmira Project, Ser A,
     RB, FHA (D)
        5.300%, 02/01/22                                1,065             1,225
   Philadelphia, Parking Authority,
     RB, AMBAC
        5.250%, 02/01/15                                  225               242
   Philadelphia, Redevelopment Authority,
     Home Improvement Loan,
     Ser 1995A, RB, FHA, AMT
        5.650%, 12/01/05                                   40                42
        5.550%, 06/01/04                                   40                41
        5.400%, 06/01/03                                   95                96
        5.400%, 12/01/03                                  110               112
   Philadelphia, Redevelopment Authority,
     Home Improvement Loan,
     Ser 1995A, RB, FHA, AMT*
        6.100%, 12/01/10                                  545               574

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 47

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Philadelphia, Redevelopment Authority,
     Multi-Family Housing Authority,
     Woodstock Project, RB, FHA (D)
        5.450%, 02/01/23                               $1,445          $  1,485
   Philadelphia, Redevelopment Authority,
     West Philadelphia Project, RB (D)*
        6.750%, 05/15/04                                  185               187
   Philadelphia, Water & Sewer Authority,
     Ser 10, RB (C)*
        7.350%, 09/01/04                                  300               318
   Pittsburgh & Allegheny Counties,
     RB, MBIA
        5.800%, 12/15/17                                  100               107
   Pittsburgh, GO (C)
        9.125%, 03/01/04                                   50                52
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital
     Project, RB (C)
        6.625%, 10/01/12                                   15                18
   Pittsburgh, Ser A, GO, AMBAC (C)
        5.500%, 09/01/14                                1,000             1,150
   Pittsburgh, Stadium Lease Authority,
     RB (C)
        6.500%, 04/01/11                                1,355             1,590
   Pittsburgh, Urban Redevelopment
     Authority Center, Triangle Tax
     Increment, Ser A, RB (E) (F)
        6.250%, 03/15/15                                1,895             2,032
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, Ser B, RB
        5.150%, 02/01/17                                  175               177
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, Ser B, RB (D)
        4.700%, 10/01/10                                   90                95
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996C, RB, AMT
        5.700%, 10/01/05                                  240               254
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
        6.100%, 10/01/10                                  330               350
        6.000%, 10/01/09                                  310               331
        5.900%, 04/01/08                                  285               305
        5.900%, 10/01/08                                  290               311
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
        5.750%, 10/01/10                                   50                53
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
        5.700%, 10/01/11                                  105               111

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Pittsburgh, Urban Redevelopment Center,
     Triangle Tax Increment,
     Ser A, TA (B)
        6.000%, 12/01/11                               $3,740          $  4,081
        5.750%, 12/01/06                                1,450             1,584
   Pittsburgh, Urban Redevelopment Center,
     Triangle Tax Increment,
     Ser B, TA (B)
        5.750%, 03/15/06                                  720               775
   Potter County, Hospital Authority,
     Charles Cole Memorial Hospital,
     RB, Radian Insured
        5.500%, 08/01/06                                  160               177
   Pottsville, Hospital Authority,
     Daughters of Charity Project, RB
        5.000%, 08/15/12                                1,260             1,298
   Quakertown, Hospital Authority,
     Community Hospital, RB (C)
        7.125%, 01/01/11                                  125               148
   Radnor Township, School Authority,
     Ser A, RB (C)
        9.000%, 10/15/03                                   10                10
   Ridley Park, Hospital Authority, Taylor
     Hospital Project, Ser A, RB (C)
        6.000%, 12/01/05                                   65                70
   Robinson Township, Water Authority,
     RB (C)
        5.625%, 05/01/06                                   23                26
   Scranton-Lackawanna, Health & Welfare
     Authority, Community Medical Center
     Project, RB, FGIC
        5.125%, 07/01/16                                  250               265
   Scranton-Lackawanna, Health & Welfare
     Authority, Moses Taylor Hospital,
     RB (C)*
        6.625%, 07/01/09                                  725               829
   Shaler Township, GO
     Pre-Refunded @ 100 (A)
        6.500%, 08/01/07                                   60                69
   Shaler, School District Authority,
     RB (C)
        6.250%, 04/15/08                                  100               111
   Somerset County, Hospital Authority,
     Somerset Community Hospital Project,
     Ser B, RB, Asset Guaranty
        5.300%, 03/01/11                                  635               686
        5.200%, 03/01/10                                  455               493
   South Fayette Township, Sanitation
     Authority, RB (C)
        6.375%, 11/01/12                                  145               170
   Southcentral, General Authority,
     Hanover Hospital Project, RB,
     Asset Guaranty
        4.900%, 12/01/14                                  545               581

--------------------------------------------------------------------------------
48                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Southeastern, Greene School District,
     GO (C)
        9.375%, 07/01/03                               $   40          $     41
   Southeastern, Transportation
     Authority, RB
        5.750%, 12/01/04                                   25                25
   Steel Valley, School District, GO (C)
        6.250%, 11/01/06                                  110               119
   Susquehanna Township, Sewer Authority,
     RB (C)
        6.000%, 11/15/13                                   75                86
   Swissvale, Area School District, GO (C)
        6.300%, 12/01/03                                   20                21
   Uniontown Area, School Building
     Authority, RB (C)
        6.300%, 10/01/07                                  130               145
   Upper Allen Township, Sewer Authority,
     RB (C)
        5.750%, 04/01/13                                  290               333
   Upper Gwynedd-Towamencin, Sewer
     Authority, RB, MBIA (C)
        5.850%, 10/15/06                                  110               121
   Upper Perkiomen, School District
     Authority, GO (C)
        6.000%, 05/01/04                                   10                10
   Upper St. Clair Township, School
     Building Authority,
     RB Pre-Refunded @ 100 (A)
        6.625%, 05/15/06                                  215               249
   West Manheim Township, Water
     Authority, RB
        6.000%, 12/01/11                                  115               116
   Westmoreland County, Municipal
     Authority, Special Obligation, GO (C)
        9.125%, 07/01/10                                  175               209
   Willistown Township, Municipal
     Authority, RB (C)
        6.000%, 01/01/15                                   15                17
   Wrightsville, Municipal Sewer Authority,
     RB (C)
        5.625%, 11/15/08                                   35                37
   Wyoming County, Hospital Authority,
     Tyler Memorial Hospital, RB (C)
        7.400%, 01/01/05                                   35                38

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Wyoming Valley, Sanitation Authority,
    RB (C)
        5.125%, 07/01/07                               $  195          $    209
   York County, Industrial Development
     Authority, York Water Project, RB
     Mandatory Put 06/01/05 @ 100
        6.000%, 06/01/10                                1,255             1,343
   York Township, Water & Sewer Authority,
     RB (C)
        5.900%, 08/01/13                                  140               160
                                                                       --------
                                                                        124,631
                                                                       --------
Total Municipal Bonds
   (Cost $116,255)                                                      124,631
                                                                       --------
Cash Equivalents -- 1.2%
   Provident Pennsylvania Tax Free
     Money Market                                     481,595               482
   Vanguard Pennsylvania Tax Free
     Money Market                                   1,014,063             1,014
                                                                       --------
Total Cash Equivalents
   (Cost $1,496)                                                          1,496
                                                                       --------
Total Investments -- 101.2%
   (Cost $117,751)                                                      126,127
                                                                       --------
OTHER ASSETS AND LIABILITIES -- (1.2)%
Investment Advisory Fees Payable                                            (33)
Management Fees Payable                                                      (7)
Shareholder Servicing Fees Payable                                           (5)
Other Assets and Liabilities                                             (1,468)
                                                                       --------
Total Other Assets & Liabilities, Net                                    (1,513)
                                                                       --------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 49

STATEMENT OF NET ASSETS (Unaudited)


Pennsylvania Municipal Bond Fund (Concluded)

February 28, 2003

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 5,279,663 outstanding shares
   of beneficial interest                                              $ 54,579
Paid-in-Capital Class B
   (unlimited authorization -- no par value)
   based on 5,957,980 outstanding shares
   of beneficial interest                                                61,122
Undistributed net investment income                                         135
Accumulated net realized gain on investments                                402
Net unrealized appreciation on investments                                8,376
                                                                       --------
Total Net Assets -- 100.0%                                             $124,614
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $11.09
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                            $11.09
                                                                       ========

*   Denotes securities segregated by custodian for when-issued securities.
(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Security is escrowed to maturity.
(D) Securities are collateralized under an agreement from FNMA/GNMA.
(E) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(F) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT -- Alternative Minimum Tax
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
50                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

Massachusetts Municipal Bond Fund

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Municipal Bonds -- 97.3%
Massachusetts -- 90.2%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.875%, 03/01/15                               $  185           $   218
        5.500%, 03/01/12                                  500               565
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
        7.000%, 03/01/11                                  270               336
        7.000%, 03/01/21                                  500               659
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
        7.000%, 03/01/11                                1,100             1,374
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.250%, 07/01/10                                1,000             1,132
        5.000%, 07/01/11                                  500               557
   Massachusetts Bay, Transportation
     Authority, Ser C, SPA Callable
     07/01/10 @ 100
        5.750%, 07/01/13                                  500               572
   Massachusetts State, Central Artery
     Project, Ser A, GO (A)(B)(C)
        1.150%, 12/01/30                                  200               200
   Massachusetts State, College Building
     Authority Project, Senior Ser A, RB
        7.500%, 05/01/06                                  175               206
   Massachusetts State, Construction Loan,
     Ser A, GO
        5.375%, 06/01/11                                  500               570
   Massachusetts State, Construction Loan,
     Ser B, GO
     Pre-Refunded @ 100 (D)
        6.000%, 06/01/10                                  500               594
   Massachusetts State, Construction Loan,
     Ser B, GO, MBIA
        5.750%, 06/01/09                                  500               579
   Massachusetts State, Construction Loan,
     Ser C, GO
        5.750%, 10/01/07                                1,000             1,153
   Massachusetts State, Construction Loan,
     Ser D, GO
        6.000%, 05/01/08                                  205               237
   Massachusetts State, Construction Loan,
     Ser D, GO (E)
        6.000%, 05/01/08                                  225               264
   Massachusetts State, Construction Loan,
     Ser D, GO
     Pre-Refunded @ 100 (D)
        5.500%, 11/01/11                                1,000             1,165

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Construction Loan,
     Ser B, GO, FSA
     Pre-Refunded @ 100 (D)
        5.500%, 03/01/12                               $1,000           $ 1,159
   Massachusetts State, Construction Loan,
     Ser D, GO (E)
        6.000%, 05/01/08                                   70                81
   Massachusetts State, Development Finance
     Agency, Biomedical Research Project,
     Ser C, RB Callable 08/01/10 @ 101
        6.000%, 08/01/11                                  210               239
   Massachusetts State, Development Finance
     Agency, Boston University Project, Ser
     R-2, RB (A) (B)
        1.050%, 10/01/42                                  300               300
   Massachusetts State, Development Finance
     Agency, Boston University Project, Ser
     R-4, RB (A)(B)(C)
        1.050%, 10/01/42                                  800               800
   Massachusetts State, Development Finance
     Agency, College of Pharmacy & Allied
     Health Sciences Project, RB
        5.000%, 07/01/10                                  175               184
   Massachusetts State, Development Finance
     Agency, College of Pharmacy Project,
     Ser B, RB
        5.875%, 07/01/07                                  295               328
   Massachusetts State, Development Finance
     Agency, May Institute Issue, RB,
     Radian Insured
        5.500%, 09/01/08                                  300               342
   Massachusetts State, Development Finance
     Agency, Visual & Performing Arts
     Project, RB
        5.750%, 08/01/14                                  500               583
   Massachusetts State, Development Finance
     Agency, Williston Northampton School
     Project, RB Callable 10/01/08 @ 102
        6.000%, 10/01/13                                  175               179
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
        5.250%, 12/15/12                                  500               566
   Massachusetts State, Health &
     Educational Facilities Authority,
     Baystate Medical Center Project,
     Ser F, RB
        5.000%, 07/01/10                                  250               266

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 51

STATEMENT OF NET ASSETS (Unaudited)


Massachusetts Municipal Bond Fund (Concluded)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Health &
     Educational Facilities Authority, Cape
     Cod Healthcare Project, Ser B, RB
        5.000%, 11/15/07                              $   200           $   210
   Massachusetts State, Health &
     Educational Facilities Authority, Cape
     Cod Healthcare Project, Ser C, RB
        5.250%, 11/15/11                                  300               330
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Assets Program, Ser D, RB,
     MBIA (A) (B)
        1.100%, 01/01/35                                  100               100
   Massachusetts State, Health &
     Educational Facilities Authority, Eye
     & Ear Infirmary Project, Ser B, RB,
     ACA Insured
        5.000%, 07/01/05                                  195               206
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project, Ser FF, RB
        5.000%, 07/15/12                                1,000             1,121
   Massachusetts State, Health &
     Educational Facilities Authority,
     Melrose Wakefield Hospital Project,
     Ser B, RB
        6.125%, 07/01/04                                   90                93
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital Project,
     Ser C, RB Callable
     07/01/06 @ 102
        6.750%, 07/01/09                                  200               200
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Issue, Ser A, RB,
     ACA Insured
        5.000%, 11/15/08                                  100               109
   Massachusetts State, Health &
     Educational Facilities Authority,
     Youville Hospital Project, Ser B, RB
     Callable 02/15/04 @ 102 (C)
        6.125%, 02/15/15                                   80                85
   Massachusetts State, Housing Finance
     Agency, Housing Project, Ser A, RB,
     AMBAC Callable 04/01/03 @ 102
        5.950%, 10/01/08                                  300               307
   Massachusetts State, Housing Finance
     Agency, Residential Development
     Project, Ser A, RB
        6.450%, 11/15/04                                  350               357

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Housing Finance
     Agency, Residential Development
     Project, Ser E, RB (C)
        6.250%, 11/15/12                               $  175           $   179
   Massachusetts State, Housing Finance
     Agency, Ser B, RB, MBIA
        5.550%, 12/01/04                                  500               526
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing Project,
     Ser 44, RB Callable 06/01/05 @ 102
        5.900%, 12/01/13                                  245               252
   Massachusetts State, Industrial Finance
     Agency, Pollution Control Authority,
     Boston Edison Project,
     Ser A, RB Callable 02/01/04 @ 102
        5.750%, 02/01/14                                  925               953
   Massachusetts State, Industrial Finance
     Agency, Springfield College Project,
     RB Callable 09/15/03 @ 102
        5.625%, 09/15/10                                  100               103
   Massachusetts State, Municipal Wholesale
     Electric Authority, Nuclear Project
     No. 3-A, RB, MBIA
        5.000%, 07/01/10                                1,000             1,103
   Massachusetts State, Municipal Wholesale
     Electric Authority,
     Nuclear Project 4-A, RB, MBIA
        5.000%, 07/01/11                                  500               549
   Massachusetts State, Municipal Wholesale
     Electric Authority, Nuclear Project
     No. 5-A, RB, MBIA
        5.000%, 07/01/09                                  700               776
   Massachusetts State, Port Authority,
     Ser A, RB
        5.750%, 07/01/11                                  175               199
        5.750%, 07/01/12                                  750               855
   Massachusetts State, Ser A,
     GAN, MBIA
        5.500%, 12/15/13                                1,000             1,155
   Massachusetts State, Ser A, GO
        6.000%, 11/01/06                                  150               172
        6.000%, 11/01/08                                  245               287
        6.000%, 11/01/10                                1,000             1,181
        6.000%, 11/01/11                                  875             1,036
   Massachusetts State, Ser A, RB
        5.750%, 06/15/07                                   75                86
   Massachusetts State, Ser B, GO, FGIC
        7.000%, 07/01/09                                  600               737
   Massachusetts State, Ser B, RB, FSA
        6.500%, 08/01/08                                  600               722
   Massachusetts State, Ser C, GO, FGIC
        6.000%, 08/01/09                                  850               999

--------------------------------------------------------------------------------
52                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Ser D, GO, MBIA
        5.500%, 11/01/12                               $1,000           $ 1,154
   Massachusetts State, Water Resources
     Authority, Ser A, RB
        6.500%, 07/15/08                                1,500             1,791
        6.500%, 07/15/09                                1,070             1,288
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                1,050             1,257
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
        6.250%, 12/01/11                                  600               728
   Massachusetts State, Water Resources
     Authority, Ser C, RB
        6.000%, 12/01/11                                  275               329
   Nantucket, GO
        6.800%, 12/01/11                                   15                15
   Springfield, GO, FGIC
        5.500%, 08/01/11                                  245               283
                                                                        -------
                                                                         37,241
                                                                        -------
Guam -- 3.5%
   Guam, Ser A, RB, FSA
        5.500%, 12/01/11                                1,250             1,444
                                                                        -------
Puerto Rico -- 2.6%
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA
        6.250%, 07/01/14                                   50                61
   Puerto Rico, Electric Power Authority,
     Ser KK, RB, FSA
        5.250%, 07/01/12                                  600               684
   Puerto Rico, Industrial Tourist
     Educational Authority, Medical &
     Environmental Control Facilities, Ana
     G. Mendez University System Project,
     RB, Callable
     02/01/09 @ 101
        5.000%, 02/01/10                                  300               322
                                                                        -------
                                                                          1,067
                                                                        -------
Virgin Islands -- 1.0%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
        5.625%, 10/01/10                                  400               429
                                                                        -------
Total Municipal Bonds
   (Cost $37,884)                                                        40,181
                                                                        -------
Total Investments -- 97.3%
   (Cost $37,884)                                                        40,181
                                                                        -------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 2.7%
Investment Advisory Fees Payable                                        $   (10)
Management Fees Payable                                                      (7)
Other Assets and Liabilities                                              1,148
                                                                        -------
Total Other Assets & Liabilities, Net                                     1,131
                                                                        -------
NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 3,946,246 outstanding shares
   of beneficial interest                                               $38,742
Undistributed net investment income                                           2
Accumulated net realized gain on investments                                271
Net unrealized appreciation on investments                                2,297
                                                                        -------
Total Net Assets -- 100.0%                                              $41,312
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $10.47
                                                                        =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 53

STATEMENT OF NET ASSETS (Unaudited)



New Jersey Municipal Bond Fund

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Municipal Bonds -- 98.5%
New Jersey -- 93.1%
   Atlantic County, Public Facilities Lease
     Agreement, COP, FGIC
        6.000%, 03/01/13                               $1,000           $ 1,196
   Bergen County, Utilities Authority,
     Water Pollution Control Project, Ser
     A, RB, FGIC
        5.000%, 12/15/10                                1,000             1,125
   Burlington County, Bridge
     Commission, RB
        5.250%, 10/01/13                                1,065             1,207
   Essex County, Utilities Authority,
     Ser A, RB, FSA (E)
        5.750%, 04/01/05                                1,000             1,093
   Ewing Township, School District
     Authority, School Bonds, GO, FGIC
        5.300%, 08/01/04                                1,175             1,243
        5.300%, 08/01/05                                1,000             1,091
   Freehold, Regional High School District,
     GO, FGIC
        5.000%, 03/01/15                                1,280             1,419
   Jersey City, Municipal Utilities
     Authority, RB, FSA
        5.000%, 04/01/06                                2,015             2,214
   Jersey City, Ser A, GO
        6.250%, 10/01/11                                1,225             1,488
   Lafayette Yard, Community Development
     Authority, Trenton Hotel/Conference
     Center Project, RB, MBIA Pre-Refunded
     @ 101 (D)
        6.125%, 04/01/10                                  500               601
        5.250%, 04/01/10                                  540               619
   Mantua Township, School District, GO,
     MBIA Pre-Refunded @ 100 (D)
        5.700%, 03/01/09                                  850               987
   Monmouth County, Improvement
     Authority, Middletown Board of
     Education Project, RB
        5.000%, 08/01/05                                1,000             1,085
   Morris County, General
     Improvements, GO
        3.400%, 09/01/05                                1,120             1,177
   New Jersey State, Educational Facilities
     Authority, Beth Medrash Govoha America
     Project, Ser G, RB
        5.400%, 07/01/05                                  380               407
   New Jersey State, Educational Facilities
     Authority, Capital Improvements Fund,
     Ser A, RB
        5.000%, 09/01/05                                2,185             2,376

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey State, Educational Facilities
     Authority, Capital Improvements Fund,
     Ser A, RB, AMBAC
        5.000%, 09/01/07                               $2,360           $ 2,643
   New Jersey State, Educational Facilities
     Authority, Capital Improvements Fund,
     Ser A, RB, FSA
        5.500%, 09/01/11                                1,000             1,155
   New Jersey State, Educational Facilities
     Authority, Higher Education Trust
     Fund, Ser A, RB, AMBAC
     Callable 09/01/05 @ 102
        5.125%, 09/01/06                                3,500             3,850
   New Jersey State, GO
     Pre-Refunded @ 100 (D)
        6.000%, 05/01/10                                1,500             1,781
   New Jersey State, Ser A, COP
        5.250%, 06/15/09                                2,000             2,270
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser A, RB (E)
        5.000%, 06/15/08                                1,140             1,285
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB
     Pre-Refunded @ 100 (D)
        5.250%, 06/15/08                                2,000             2,280
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
        5.750%, 01/01/10                                2,050             2,373
   New Jersey, Economic Development
     Authority, Arbor Glen Project, Ser A,
     RB Pre-Refunded @ 102 (D)
        8.750%, 05/15/06                                  870             1,078
   New Jersey, Economic Development
     Authority, Bayonne/IMTT Project, Ser
     A, RB (A) (B) (C)
        1.150%, 12/01/27                                  300               300
   New Jersey, Economic Development
     Authority, Department of Human
     Services Project, Ser A, RB
        5.100%, 07/01/05                                  380               410
   New Jersey, Economic Development
     Authority, Harrogate Project,
     Ser A, RB
        5.550%, 12/01/07                                  400               425
   New Jersey, Economic Development
     Authority, Harrogate Project, Ser A,
     RB Callable 12/01/07 @ 102
        5.650%, 12/01/08                                  200               215

--------------------------------------------------------------------------------
54                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey, Economic Development
     Authority, Masonic Charity Foundation
     Project, RB Callable 06/01/11 @ 102
        5.000%, 06/01/12                               $  890           $   972
   New Jersey, Economic Development
     Authority, Senior Lien, Ser A,
     RB, MBIA
        5.000%, 07/01/09                                1,260             1,413
   New Jersey, Economic Development
     Authority, Transportation Project,
     Ser A, RB, FSA
        5.000%, 05/01/08                                1,010             1,130
   New Jersey, Economic Development
     Authority, Trenton Office Complex,
     RB, FSA
        5.250%, 06/15/11                                1,900             2,154
   New Jersey, Educational Facilities
     Authority, Rider University Project,
     RB, Radian Insured
        5.000%, 07/01/05                                1,480             1,593
   New Jersey, Healthcare Facilities
     Finance Authority, Atlantic City
     Medical Center Project, RB
        5.500%, 07/01/07                                1,000             1,080
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
        5.250%, 07/01/11                                  535               576
   New Jersey, Healthcare Facilities
     Financing Authority, Palisades Medical
     Center Project, RB, ACA Insured
     Callable 07/01/09 @ 101
        4.800%, 07/01/10                                  615               647
   North Hudson, Sewer Authority, Ser A,
     RB, FGIC
        5.000%, 08/01/11                                3,440             3,844
   Ocean County, General Improvements, GO
     Callable 07/01/03 @ 102
        5.125%, 07/01/04                                1,025             1,059
   Ocean County, Waste Utilities
     Authority, RB
        5.250%, 01/01/10                                1,910             2,151
   Ocean Township, Sewer Authority,
     Ser B, RB
        5.250%, 12/01/09                                1,000             1,145
   Plainsboro, West Windsor Regional
     School District, GO, FSA
        4.000%, 12/01/07                                2,155             2,333
   Rahway, COP, MBIA Callable
     02/15/10 @ 101
        5.400%, 02/15/13                                  475               530
        5.300%, 02/15/12                                  450               501

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Readington Township, GO
        5.250%, 04/15/03                               $  125           $   126
   Southeast Morris County, Water
     Authority, RB, MBIA Callable
     01/01/11 @ 100
        5.000%, 01/01/13                                1,215             1,324
   Stony Brook, Regional Sewer
     Authority, RB
        5.000%, 12/01/14                                  215               239
   Stony Brook, Regional Sewer
     Authority, RB
        5.000%, 12/01/15                                  370               412
   Trenton, GO, FGIC Callable
     01/15/10 @ 100
        5.100%, 01/15/12                                1,800             1,969
   West Orange, GO Callable
     02/15/10 @  100
        5.450%, 02/15/13                                  980             1,092
                                                                        -------
                                                                         65,683
                                                                        -------
Puerto Rico -- 5.4%
   Puerto Rico, Electric Power Authority,
     Ser KK, RB
        5.000%, 07/01/08                                1,000             1,102
   Puerto Rico, Finance Agency Authority,
     Ser B, GO, FSA Callable
     08/01/09 @ 101
        5.750%, 08/01/12                                1,000             1,144
   Puerto Rico, Public Buildings Authority,
     Government Facilities, Ser C, RB
        5.500%, 07/01/12                                  400               443
   Puerto Rico, Public Buildings Authority,
     Government Facilities, Ser G, RB
        5.000%, 07/01/12                                1,000             1,116
                                                                        -------
                                                                          3,805
                                                                        -------
Total Municipal Bonds
   (Cost $65,220)                                                        69,488
                                                                        -------
Total Investments -- 98.5%
   (Cost $65,220)                                                        69,488
                                                                        -------

OTHER ASSETS AND LIABILITIES -- 1.5%
Investment Advisory Fees Payable                                            (18)
Management Fees Payable                                                     (12)
Other Assets and Liabilities                                              1,060
                                                                        -------
Total Other Assets & Liabilities, Net                                     1,030
                                                                        -------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 55

STATEMENT OF NET ASSETS (Unaudited)


New Jersey Municipal Bond Fund (Concluded)

February 28, 2003
--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 6,693,798 outstanding shares
   of beneficial interest                                               $66,066
Accumulated net realized gain on investments                                184
Net unrealized appreciation on investments                                4,268
                                                                        -------
Total Net Assets -- 100.0%                                              $70,518
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $10.53
                                                                        =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
56                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

New York Municipal Bond Fund

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Municipal Bonds -- 98.9%
New York -- 95.3%
   Battery Park, City Authority, Ser A, RB
     Callable 11/01/03 @ 102
        5.000%, 11/01/08                                 $ 60           $    62
   Buffalo, Ser D, GO, FGIC
        5.250%, 12/15/10                                  900             1,018
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A,
     RB, AMBAC
        6.000%, 12/01/07                                  500               587
        5.500%, 12/01/08                                1,000             1,156
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A,
     RB, FSA
        5.500%, 12/01/12                                1,500             1,727
        5.500%, 12/01/13                                1,475             1,702
   Long Island, Power Authority, New York
     Electric Systems Project,
     Sub-Ser 8-F, RB, MBIA
        5.000%, 04/01/11                                  400               439
   Metropolitan New York, Transportation
     Authority, Ser A, RB, MBIA
        5.000%, 11/15/11                                1,550             1,732
   Nassau County, Industrial Development
     Authority, Hofstra University Project,
     RB, MBIA
        5.250%, 07/01/08                                  100               113
        5.250%, 07/01/10                                  475               539
   Nassau County, Interim Finance
     Authority, Second Ser A-1, RB, AMBAC
     Callable 11/15/11 @ 100
        5.375%, 11/15/14                                  250               279
   Nassau County, Ser A, GO, FGIC
        6.000%, 07/01/10                                  100               117
   Nassau County, Tobacco Settlement
     Project, Ser A, RB Callable
     07/15/09 @ 101
        5.875%, 07/15/16                                  100               106
   Nassau, Healthcare Facilities Authority,
     RB, FSA Callable 08/01/09 @ 102
        6.000%, 08/01/11                                1,000             1,167
   New York City, Cultural American
     Facility, Museum of American Folk Art,
     RB, ACA Insured
        5.250%, 07/01/08                                  540               593
   New York City, GO
        7.250%, 08/15/07                                1,000             1,180
        5.250%, 08/01/09                                1,000             1,091

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Metropolitan
     Transportation Authority,
     Ser F, RB, MBIA
        5.000%, 11/15/10                               $  650           $   730
   New York City, Municipal Assistance
     Authority, Ser E, RB Callable
     07/01/06 @ 101
        5.125%, 07/01/07                                  500               553
   New York City, Municipal Assistance
     Authority, Ser G, RB
        6.000%, 07/01/05                                  655               725
        6.000%, 07/01/07                                  225               261
   New York City, Municipal Assistance
     Authority, Ser L, RB
        6.000%, 07/01/08                                  750               881
   New York City, Municipal Assistance
     Authority, Ser O, RB
        5.250%, 07/01/07                                  500               565
   New York City, Municipal Water Finance
     Authority, Water & Sewer System
     Project, Ser A, RB
        6.000%, 06/15/09                                1,000             1,174
   New York City, Municipal Water Finance
     Authority, Water & Sewer System
     Project, Ser A, RB, AMBAC
        5.875%, 06/15/13                                  750               888
   New York City, Municipal Water Finance
     Authority, Water & Sewer System
     Project, Ser A, RB, FGIC
        6.000%, 06/15/10                                1,000             1,182
   New York City, Ser A, GO
        5.250%, 08/01/08                                  500               549
   New York City, Ser B, GO, FSA
        8.250%, 06/01/07                                1,000             1,237
   New York City, Ser C, GO
        5.000%, 08/01/07                                1,000             1,090
   New York City, Ser D, GO
        5.750%, 08/15/08                                1,000             1,036
   New York City, Ser G, GO
        5.500%, 08/01/09                                1,500             1,657
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06                                  300               340
   New York City, Sub-Ser B-2, GO
     (A) (B) (C)
        1.130%, 08/15/19                                  400               400
        1.130%, 08/15/20                                  100               100
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB Callable
     08/15/07 @ 101
        5.000%, 08/15/11                                   55                60

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 57

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Pre-Refunded @ 101 (D)
        5.500%, 02/15/10                               $1,000           $ 1,169
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Pre-Refunded @ 101 (D)
        5.000%, 08/15/07                                  245               280
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB Callable
     02/01/11 @ 100
        5.250%, 02/01/29                                  750               817
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB Callable
     05/15/08 @ 101
        5.000%, 11/15/09                                  305               337
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB Callable
     05/15/10 @ 101
        6.000%, 11/15/10                                  500               589
   New York City, Transitional Finance
     Authority, RB
        5.500%, 02/01/09                                1,280             1,451
   New York City, Transitional Finance
     Authority, Ser B, RB (A)(B)(C)
        1.200%, 11/01/22                                  100               100
        1.150%, 11/01/22                                  100               100
   New York City, Transitional Finance
     Authority, Ser F, RB
        5.500%, 02/01/09                                1,060             1,226
   New York City, Transportation Facilities
     Authority, Livingston Plaza Project,
     RB, FSA (E)
        5.400%, 01/01/18                                  105               117
   New York City, Transportation Facilities
     Authority, Ser A, COP, AMBAC
        5.625%, 01/01/10                                  435               499
   New York State, Commander General
     Services Executive Department
     Project, COP
        5.000%, 02/01/04                                  300               311

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Dormitory Authority,
     City University System, Special
     Obligation, Ser D, RB, FGIC
        5.750%, 07/01/12                               $1,000           $ 1,172
   New York State, Dormitory Authority,
     Fordham University Project,
     RB, FGIC
        5.000%, 07/01/09                                1,000             1,125
   New York State, Dormitory Authority,
     Lease Court Facilities Project, RB
        5.000%, 08/01/08                                  140               157
   New York State, Dormitory Authority,
     Manhattan College, RB
        5.500%, 07/01/11                                  900             1,024
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, RB
        6.500%, 08/15/08                                  250               297
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser G, RB, AMBAC
        5.250%, 08/15/09                                  385               438
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Ser B, RB
        6.500%, 08/15/09                                  400               479
   New York State, Dormitory Authority,
     Montefiore Medical Center Project,
     RB, AMBAC
        5.750%, 08/01/07                                  500               576
   New York State, Dormitory Authority,
     New York University Project, Ser A,
     RB, MBIA
        6.000%, 07/01/19                                  100               122
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
        5.500%, 02/01/09                                  300               341
        5.500%, 08/01/09                                  500               573
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                  115               122
   New York State, Dormitory Authority,
     Rochester Institute of Technology
     Project, RB, MBIA
        6.000%, 07/01/07                                  300               348

--------------------------------------------------------------------------------
58                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Dormitory Authority,
     Ryan/Clinton Community Health
     Project, RB
        5.400%, 07/01/09                               $  250           $   277
   New York State, Dormitory Authority,
     Ser B, RB Callable 05/15/12 @ 100
        5.250%, 11/15/23                                1,000             1,091
   New York State, Dormitory Authority,
     State Universities Project, Ser A,
     RB, FGIC
        7.500%, 05/15/13                                  600               785
   New York State Dormitory Authority,
     State University Educational
     Facilities, RB, AMBAC
        5.250%, 05/15/15                                1,170             1,324
   New York State, Dormitory Authority,
     School Districts Financing Program,
     Ser A, RB, MBIA
        5.250%, 10/01/09                                1,500             1,714
   New York State, Environmental Facilities
     Authority, New York City Municipal
     Project, Sub-Ser E, RB
        5.000%, 06/15/09                                1,000             1,116
   New York State, Environmental Facilities
     Authority, New York City Water
     Project, RB
        5.750%, 06/15/08                                    5                 6
        5.750%, 06/15/09                                    5                 6
        5.750%, 06/15/10                                   35                41
        5.750%, 06/15/11                                  180               211
        5.750%, 06/15/12                                  105               124
   New York State, Environmental Facilities
     Authority, New York City Water
     Project, RB (E)
        5.750%, 06/15/08                                   40                47
        5.750%, 06/15/09                                   40                47
        5.750%, 06/15/10                                  260               308
        5.750%, 06/15/11                                1,180             1,403
        5.750%, 06/15/12                                  695               831
   New York State, Environmental Facilities
     Authority, State Water Project, RB (E)
        5.750%, 06/15/08                                  340               399
        5.750%, 06/15/09                                  355               419
        5.750%, 06/15/10                                  205               243
        5.750%, 06/15/11                                  640               761
        5.750%, 06/15/12                                  350               419
   New York State, GO
        6.000%, 07/15/06                                  150               171
   New York State, GO Callable
     07/15/06 @ 101
        5.200%, 07/15/07                                  100               111

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Local Government
     Assistance, Ser A, RB
        6.000%, 04/01/06                              $   150           $   169
   New York State, Metropolitan
     Transportation Authority, Ser A, RB
        7.000%, 07/01/06                                  250               294
   New York State, Metropolitan
     Transportation Authority,
     Ser A, RB, FSA
        5.250%, 11/15/12                                  500               569
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage Project,
     Ser 35, RB Callable 03/01/04 @ 102
        5.300%, 10/01/16                                  275               288
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage Project,
     Ser 87, RB Callable 09/01/09 @ 100
        5.150%, 04/01/17                                  465               475
   New York State, Mortgage Agency, 26th
     Ser, RB Callable 07/01/10 @ 100
        5.350%, 10/01/16                                  295               300
   New York State, Municipal Assistance,
     Ser M, RB
        5.500%, 07/01/08                                  250               287
   New York State, Ser F, GO, AMBAC
        5.500%, 09/15/08                                  750               863
   New York State, Thruway & Highway Board,
     Ser A, RB, FSA
        5.250%, 04/01/11                                1,150             1,297
   New York State, Thruway Authority,
     Highway & Bridge Transportation
     Project, Ser B, RB, FGIC Callable
     04/01/08 @ 101
        5.250%, 04/01/11                                1,000             1,113
   New York State, Thruway Authority, Local
     Highway & Bridge Service Contract, RB
        5.500%, 04/01/08                                  750               849
   New York State, Transitional Finance
     Authority, Future Tax Secured, Ser B,
     RB Callable 05/15/10 @ 101
        6.000%, 11/15/11                                  750               879
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser Y, RB
        5.800%, 01/01/06                                  175               196
   New York State, Triborough Bridge &
     Tunnel Authority, Ser B, RB
        5.000%, 11/15/09                                1,000             1,120

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 59

STATEMENT OF NET ASSETS (Unaudited)


New York Municipal Bond Fund (Concluded)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Triborough Bridge &
     Tunnel Authority, Ser X, RB
        6.625%, 01/01/12                              $ 1,160           $ 1,434
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities Project, Ser A, RB, FSA
        6.500%, 01/01/10                                  650               782
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities, Ser A, RB, AMBAC
        5.500%, 01/01/09                                  200               228
   New York State, Urban Development
     Authority, Center for Industrial
     Innovation Project, RB
        5.300%, 01/01/04                                  405               419
   New York State, Urban Development
     Authority, Personal Income Tax
     Project, Ser C-1, RB
        5.000%, 03/15/10                                  750               830
   New York State, Urban Development
     Authority, Ser A, RB
        5.500%, 01/01/17                                1,000             1,114
        5.250%, 01/01/11                                1,000             1,120
   New York, Local Assistance Project,
     Ser E, RB
        6.000%, 04/01/14                                1,040             1,226
   New York, Metropolitan Transportation
     Authority, Ser A, RB, FSA
        5.250%, 11/15/08                                  555               635
   New York, Mount Sinai School District,
     GO, AMBAC
        6.200%, 02/15/14                                  500               607
   New York, Ser A, GO
        5.000%, 08/01/06                                  500               542
   New York, Ser B, GO
        7.250%, 08/15/07                                1,000             1,201
        6.000%, 08/15/04                                1,000             1,060
   New York, Ser B, GO
        7.500%, 02/01/07                                   15                15
   New York, Ser J, GO Callable
     08/01/07 @ 101
        6.125%, 08/01/11                                1,000             1,106
   New York, Transitional Finance
     Authority, Future Tax Project,
     Second Ser A, RB Callable
       11/01/11 @ 100
        5.500%, 11/01/26                                  500               556

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New York, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
        5.500%, 02/01/10                               $1,250           $ 1,422
        5.500%, 02/01/11                                1,000             1,135
   New York, Triborough Bridge & Tunnel
     Authority, General Purpose Project,
     Ser SR, RB
        5.500%, 01/01/12                                  560               638
   New York, Triborough Bridge & Tunnel
     Authority, Ser B, RB
        5.000%, 11/15/06                                  750               836
   New York State, Urban Development
     Agency, Personal Income Tax Project,
     Ser A-1, RB
        5.000%, 12/15/11                                  250               278
   New York State, Local Government
     Assistance, RB
        5.000%, 04/01/10                                1,000             1,109
   Pelham, Union Free School
     District, GO
        6.000%, 07/15/05                                  125               138
   Schenectady, Industrial Development
     Authority, Union College Project,
     Ser A, RB, AMBAC
        5.250%, 07/01/09                                1,000             1,135
   Troy, Industrial Development Authority,
     Rensselaer Polytechnic Institute,
     Ser A, RB
        5.500%, 09/01/10                                  400               456
   West Chester County, Health & Hospital
     Project, Sub-Ser B, RB
        5.750%, 11/01/07                                2,000             2,323
                                                                        -------
                                                                         83,704
                                                                        -------
Puerto Rico -- 3.1%
   Puerto Rico Commonwealth, Electric
     Power Authority, RB, MBIA
        5.000%, 07/01/15                                  750               835
   Puerto Rico Commonwealth, GO, FGIC
        5.250%, 07/01/09                                1,000             1,141
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser Y,
     RB, MBIA
        6.250%, 07/01/14                                  125               154
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser Z,
     RB, MBIA
        6.250%, 07/01/14                                  500               616
                                                                        -------
                                                                          2,746
                                                                        -------

--------------------------------------------------------------------------------
60                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Virgin Islands -- 0.5%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
        5.625%, 10/01/10                              $   400           $   429
                                                                        -------
Total Municipal Bonds
   (Cost $81,726)                                                        86,879
                                                                        -------
Total Investments -- 98.9%
   (Cost $81,726)                                                        86,879
                                                                        -------
OTHER ASSETS AND LIABILITIES -- 1.1%
Investment Advisory Fees Payable                                            (22)
Management Fees Payable                                                     (14)
Other Assets and Liabilities                                              1,044
                                                                        -------
Total Other Assets & Liabilities, Net                                     1,008
                                                                        -------
NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 8,228,457 outstanding shares
   of beneficial interest                                                82,513
Distributions in excess of net investment income                             (3)
Accumulated net realized gain on investments                                224
Net unrealized appreciation on investments                                5,153
                                                                        -------
Total Net Assets -- 100.0%                                              $87,887
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $10.68
                                                                        =======


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 61

STATEMENT OF NET ASSETS (Unaudited)



California Municipal Bond Fund

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Municipal Bonds -- 99.8%
California -- 86.4%
   ABAG, Financial Authority Not-For-
     Profit, Channing House Project, COP
        4.900%, 02/15/09                               $  780          $    805
        4.650%, 02/15/06                                  480               499
   ABAG, Financial Authority Not-For-
     Profit, YMCA of San Francisco
     Refinancing Project, Ser A, COP,
     ACA Insured
        4.400%, 10/01/06                                  100               108
        4.300%, 10/01/05                                  100               106
        4.200%, 10/01/04                                  100               104
   Alameda County, Santa Rita Jail
     Project, COP, MBIA
     Pre-Refunded @ 102 (D)
        5.700%, 12/01/03                                1,150             1,213
   Alameda, Public Financing
     Authority, RB
        4.600%, 09/02/03                                  500               509
   Bay Area, Government Association
     Lease Authority, Capital Project,
     Ser 2001-2, RB, AMBAC
        4.250%, 12/01/06                                1,300             1,427
   Burlingame, Lease Financing Authority,
     Library Reconstruction Project,
     RB Callable 12/01/05 @ 102
        5.000%, 12/01/07                                  510               560
   California State, Educational Facilities
     Authority, Heald Colleges Project, RB
        4.600%, 02/15/06                                  295               314
        4.400%, 02/15/04                                  245               252
   California State, Educational Facilities
     Authority, Heald Colleges Project, RB
     Callable 02/15/06 @ 102
        4.700%, 02/15/07                                  305               327
   California State, GO
        7.000%, 08/01/09                                3,000             3,611
        5.750%, 10/01/08                                1,035             1,181
        5.250%, 02/01/11                                7,000             7,840
        5.000%, 04/01/10                                3,000             3,319
   California State, GO, FGIC
        4.250%, 09/01/08                                3,500             3,811
   California State, GO, MBIA
        6.000%, 02/01/10                                1,100             1,286
        5.500%, 04/01/10                                1,000             1,144
   California State, Metropolitan Water
     District, Ser A, RB Callable
     01/01/08 @ 101
        5.500%, 07/01/09                                1,250             1,416
   California State, Public Works Board,
     Department of Corrections State Prison
     Project, Ser E, RB, MBIA
        6.000%, 06/01/10                                1,500             1,762

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   California State, Public Works Board,
     UCLA Replacement Hospital Project,
     RB, FSA
        4.750%, 10/01/09                               $1,930          $  2,135
   California State, Resources Efficiency
     Financing Authority, Capital
     Improvements Program,
     COP, AMBAC
        6.000%, 04/01/09                                1,420             1,660
   California State, Union Elementary
     School District, Ser B, GO, FGIC
     Callable 09/01/12 @ 101
        5.375%, 09/01/13                                1,000             1,139
   California State, Urban Development
     Agency, TA, MBIA
        5.000%, 05/01/07                                1,000             1,117
   California State, Water Department,
     Central Valley Project, Ser Z,
     RB, FGIC
        5.000%, 12/01/10                                2,470             2,785
        4.000%, 12/01/09                                3,000             3,214
   California State, Water Department,
     Ser A, RB, MBIA
        5.250%, 05/01/09                                8,500             9,616
   California Statewide, Communities
     Development Authority, Fremont
     Rideout Project, Ser A, RB, AMBAC
     (A)(B)(C)
        1.050%, 01/01/31                                1,400             1,400
   California Statewide, Communities
     Development Authority, Residential
     Housing Equity Project, Ser B, RB
        5.200%, 12/01/29                                2,150             2,274
   California Statewide, Communities
     Development Authority, Residential
     Housing Equity Project, Ser D, RB
        5.200%, 12/01/29                                1,500             1,586
   Colton, Public Financing Authority,
     Electric Generation Factory Project,
     RB, AMBAC
        4.500%, 04/01/12                                1,515             1,621
   Contra Costa, Water Treatment
     Authority, Ser A, RB, FGIC
        4.000%, 10/01/07                                2,085             2,265
   Corona-Norco, Unified School District,
     Ser B, Zero Coupon, GO, FSA
        0.000%, 09/01/12                                1,005               691
        0.000%, 09/01/13                                1,000               644
   Culver City, Redevelopment Finance
     Authority, Ser B, TA
        4.800%, 11/01/04                                  435               440
        4.700%, 11/01/03                                  320               322
   Del Mar, Race Track Authority, RB
     Callable 08/15/06 @ 102
        6.000%, 08/15/08                                1,000             1,087

--------------------------------------------------------------------------------
62                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   El Monte, Water Authority, BAN
     Callable 09/01/04 @ 100.5
        4.050%, 09/01/06                               $1,000          $  1,018
   Fairfield, Housing Authority, Creekside
     Estates Mobile Homes Project, RB
        5.150%, 09/01/07                                  220               223
        5.050%, 09/01/06                                  265               269
   Folsom, Community Correctional
     Facilities Authority, COP
        5.000%, 10/01/06                                1,000             1,099
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA
        5.100%, 10/01/09                                  360               393
        4.900%, 10/01/07                                1,345             1,466
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA Callable 10/01/09 @ 101
        5.200%, 10/01/10                                1,615             1,766
   Fresno, Joint Powers Finance Authority,
     RB, AMBAC Callable
     08/01/10 @ 102
        5.500%, 08/01/15                                1,445             1,633
   Hacienda La Puente, Capital
     Appreciation, Ser A, Zero Coupon,
     GO, MBIA
        0.000%, 08/01/15                                1,200               690
   Intermodal, Container Transfer Facility,
     Joint Powers Authority, Ser A,
     RB, AMBAC
        5.000%, 11/01/10                                1,465             1,650
        4.500%, 11/01/06                                1,000             1,105
   Irvine Ranch, Water District Authority,
     GO (A) (B) (C)
        1.100%, 04/01/33                                  200               200
   Irvine Ranch, Water District Authority,
     RB (A) (B) (C)
        1.100%, 08/01/16                                  200               200
   Lake Elsinore, Public Financing
     Authority, Local Agency Project,
     Ser G, RB
        5.100%, 09/02/04                                  200               209
   Lodi, Electric Systems Authority, Ser B,
     Zero Coupon, COP, MBIA
     Pre-Refunded @ 90.035 (D)
        0.000%, 01/15/09                                1,000               750
   Long Beach, Finance Authority,
     Industrial Redevelopment Project,
     Ser B, TA, AMBAC
        3.000%, 11/01/04                                1,000             1,031


--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Los Angeles, Community Redevelopment
     Authority, Bunker Hill Project, Ser H,
     TA, FSA Callable 12/01/03 @ 102
        6.500%, 12/01/14                               $2,125          $  2,246
   Los Angeles, Community Redevelopment
     Authority, Cinerama Dome Public
     Parking Project, RB, ACA Insured (C)
        4.700%, 07/01/05                                  510               544
        4.700%, 07/01/06                                  505               547
   Los Angeles, Department of Water &
     Power, RB Callable 02/15/05 @ 101
        5.250%, 02/15/11                                  375               399
   Los Angeles, Department of Water &
     Power, RB Pre-Refunded @ 101 (D)
        5.250%, 02/15/05                                1,065             1,161
   Los Angeles, Department of Water &
     Power, Ser B, RB, MBIA
        5.000%, 07/01/10                                4,000             4,485
   Los Angeles, Sonnelblick Del Rio West,
     COP, AMBAC
        5.375%, 11/01/10                                2,130             2,452
        5.000%, 11/01/05                                1,095             1,203
   Los Angeles, State Building Authority,
     Department of General Services,
     Ser A, RB
        5.500%, 05/01/07                                1,210             1,358
   Los Angeles, Unified School District,
     GO, MBIA
        5.500%, 07/01/11                                2,000             2,305
   Los Angeles, Unified School District,
     Ser A, GO, MBIA
        5.000%, 07/01/10                                1,000             1,121
   Marin, Municipal Water District
     Authority, RB, AMBAC
        4.000%, 07/01/09                                1,000             1,066
   Northern California, Public Power
     Agency, Ser A, RB, MBIA
        5.850%, 07/01/10                                2,140             2,509
   Ontario, Redevelopment Financing
     Authority, Center City & Cimarron
     Project No. 1, RB, MBIA
        5.000%, 08/01/11                                1,270             1,419
   Orange County, Local Transportation
     Authority, Second Ser, RB, FGIC
        5.800%, 02/15/05                                2,000             2,177
   Redwood City, Elementary School
     District, GO, FGIC
        5.000%, 08/01/15                                2,275             2,520
   Richmond, Joint Powers Finance
     Authority, Port Terminal Lease
     Project, RB, ACA Insured
        4.350%, 06/01/06                                1,100             1,178
        4.250%, 06/01/05                                  585               618

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 63

STATEMENT OF NET ASSETS (Unaudited)


California Municipal Bond Fund (Concluded)

February 28, 2003
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Riverside County, Public Financing
     Authority, COP
        5.400%, 05/15/09                               $3,800          $  3,980
   Riverside, Electric Authority, RB, FSA
     Callable 10/01/11 @ 101
        5.250%, 10/01/13                                2,485             2,796
   Sacramento County, Sanitation District
     Authority, Ser A, RB
        5.750%, 12/01/06                                1,000             1,148
   Sacramento County, Sanitation District
     Authority, Ser A, RB, MBIA
        5.100%, 12/01/10                                1,000             1,134
   San Buenaventura, Ser B, COP
        5.000%, 01/01/11                                1,385             1,537
        5.000%, 01/01/12                                1,455             1,610
   San Diego County, Burnham Institute
     Project, COP
        5.150%, 09/01/06                                1,300             1,411
        4.800%, 09/01/03                                  600               610
   San Diego, Public Facilities Financing
     Authority, RB, MBIA
        5.000%, 08/01/12                                1,105             1,229
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
        5.450%, 09/01/09                                  175               191
        5.350%, 09/01/08                                  175               191
   San Francisco (City & County),
     International Airport Improvements,
     RB, FGIC
        6.500%, 05/01/08                                2,400             2,844
   San Francisco (City & County), Public
     Utilities, Ser A, RB, MBIA
        5.000%, 10/01/09                                4,505             5,085
   San Francisco Bay Area, Transportation
     Finance Authority, Bridge Toll, RB,
     ACA Insured
        5.750%, 02/01/07                                2,725             3,055
        5.000%, 02/01/06                                  500               541
   San Francisco, State University
     Foundation, Student Housing
     Project, RB, ACA Insured
        4.500%, 07/01/07                                  265               286
        4.400%, 07/01/06                                  425               457
   San Joaquin County, Capital Facilities
     Project, COP, MBIA
        5.500%, 11/15/13                                1,000             1,159
   San Joaquin Hills, Transportation
     Authority, Zero Coupon, RB (E)
        0.000%, 01/01/09                                2,000             1,685

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Santa Fe Springs, Community Development
     Authority, Ser A, TA, MBIA
        5.000%, 09/01/10                               $1,950          $  2,191
   Santa Monica, Malibu School District,
     GO, FGIC
        5.250%, 08/01/11                                2,095             2,378
   Southern California, Metropolitan Water
     District, Waterworks Project,
     Ser A, GO
        4.500%, 03/01/10                                1,700             1,849
   Southern California, Public Power
     Authority, San Juan Unit No. 3,
     Ser A, RB, FSA
        5.375%, 01/01/10                                1,000             1,136
   Southern California, Public Power
     Authority, Southern Transmission
     Project, RB, FSA
        5.000%, 07/01/12                                2,250             2,500
   Stockton, Essential Services
     Building/Parking Facility, COP
        5.000%, 08/01/09                                  280               307
        4.800%, 08/01/07                                  155               170
   Sunnyvale, Water Financing Authority,
     RB, AMBAC Callable
     10/01/11 @ 100
        5.250%, 10/01/13                                1,595             1,782
   Tracy, Area Public Facilities Financing,
     Community Facilities District
     No. 87-1-H, SPA, MBIA Callable
     10/01/06 @ 102
        5.875%, 10/01/13                                1,900             2,185
   Upland, Redevelopment Agency
     Authority, TA
        4.650%, 12/01/03                                3,500             3,519
   Ventura County, Public Financing
     Authority, COP, FSA  Callable
     08/15/09 @ 100
        5.250%, 08/15/14                                3,550             3,896
   Washington Township, Healthcare
     Project, RB
        4.400%, 07/01/06                                1,010             1,071
                                                                       --------
                                                                        162,533
                                                                       --------
Guam -- 0.6%
   Guam, Ser A, GO, FSA
        5.500%, 12/01/10                                1,000             1,161
                                                                       --------

--------------------------------------------------------------------------------
64                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Puerto Rico -- 11.2%
   Puerto Rico Commonwealth, Aqueduct
     & Sewer Authority, RB (E)
        6.250%, 07/01/12                               $2,000          $  2,342
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser W,
     RB, MBIA
        5.500%, 07/01/13                                3,400             3,957
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser X,
     RB, FSA
        5.500%, 07/01/15                                1,490             1,732
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO
        5.250%, 07/01/09                                1,000             1,110
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO, MBIA
        5.250%, 07/01/12                                2,000             2,285
   Puerto Rico, Electric Power Authority,
     Ser KK, RB
        5.000%, 07/01/10                                2,800             3,056
        5.000%, 07/01/11                                1,000             1,119
   Puerto Rico, Municipal Finance Agency,
     Ser A, RB, FSA
        4.500%, 08/01/10                                1,000             1,089
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser C, RB
        5.500%, 07/01/12                                  785               868
        5.500%, 07/01/16                                2,100             2,357
   Puerto Rico, Public Buildings Authority,
     Government Facilities, Project
     Ser C, RB
        5.500%, 07/01/16                                1,000             1,168
                                                                       --------
                                                                         21,083
                                                                       --------
Virgin Islands -- 1.6%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes Loan
     Note Project, Ser A, RB
        5.000%, 10/01/03                                  500               509
        5.000%, 10/01/04                                2,355             2,446
                                                                       --------
                                                                          2,955
                                                                       --------
Total Municipal Bonds
   (Cost $178,011)                                                      187,732
                                                                       --------
Total Investments -- 99.8%
   (Cost $178,011)                                                      187,732
                                                                       --------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.2%
Investment Advisory Fees Payable                                       $    (48)
Management Fees Payable                                                     (27)
Other Assets and Liabilities                                                488
                                                                       --------
Total Other Assets & Liabilities, Net                                       413
                                                                       --------
NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 17,798,095 outstanding shares
   of beneficial interest                                               177,191
Undistributed net investment income                                         336
Accumulated net realized gain on investments                                897
Net unrealized appreciation on investments                                9,721
                                                                       --------
Total Net Assets -- 100.0%                                             $188,145
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $10.57
                                                                       ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bonds Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TA -- Tax Allocation


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 65

Statements of Operations ($ Thousands)

For the six month period ended February 28, 2003 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                          California     Institutional       Massachusetts       Pennsylvania
                                              Tax Free    Tax Exempt          Tax Free     Tax Free Money            Tax Free
                                                  Fund          Fund              Fund         Market Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Interest Income                             $ 6,737          $246           $10,792                $563               $418
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Management Fees                               1,691            42             2,615                  96                101
   Investment Advisory Fees                        168             7               260                  15                 10
   Shareholder Servicing Fees -- Class A         1,175            31             1,433                  --                 38
   Shareholder Servicing Fees -- Class B            --            --               399                 125                 39
   Shareholder Servicing Fees -- Class C            --            29               102                  --                 --
   Custodian/Wire Agent Fees                        42             2                54                   4                  3
   Printing Fees                                    29             1                49                   3                  1
   Professional Fees                                27             2                55                   3                  2
   Registration Fees                                31             2                40                   2                  2
   Trustees' Fees                                    7            --                14                   1                 --
   Pricing Fees                                      3            --                 2                  --                 --
   Insurance Fees                                    3            --                 6                  --                 --
   Other Expenses                                   10             1                28                   1                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                3,186           117             5,057                 250                196
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                --            (6)             (726)                (21)               (20)
     Investment Advisory Fees                       --            --                --                  --                 --
     Shareholder Servicing Fees -- Class A      (1,073)          (31)           (1,433)                 --                (38)
     Shareholder Servicing Fees -- Class B          --            --                --                  --                 --
     Fees Paid Indirectly (See Note 2)              (3)           --                (2)                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                2,110            80             2,896                 229                138
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                         4,627           166             7,896                 334                280
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     (Loss) on Investments:
   Net Realized Gain (Loss) on Investments           3           (15)                7                  --                 --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                  --            --                --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                           $ 4,630          $151            $7,903                $334               $280
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                Intermediate-  Pennsylvania  Massachusetts   New Jersey    New York     California
                                               Term Municipal     Municipal      Municipal    Municipal   Municipal      Municipal
                                                         Fund     Bond Fund      Bond Fund    Bond Fund   Bond Fund      Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest Income                                    $17,984        $3,218         $  834       $1,483      $1,676        $ 3,950
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Management Fees                                      1,034           126             48           90         100            232
   Investment Advisory Fees                             1,422           221             66          124         137            319
   Shareholder Servicing Fees -- Class A                1,077            74             50           94         104            242
   Shareholder Servicing Fees -- Class B                   --           100             --           --          --             --
   Shareholder Servicing Fees -- Class C                   --            --             --           --          --             --
   Custodian/Wire Agent Fees                               50             7              2            4           4             10
   Printing Fees                                           34             6              2            3           3              3
   Professional Fees                                       40             6              2            4           5             10
   Registration Fees                                       24             4              1            2           2              5
   Trustees' Fees                                           8             1             --            1           1              2
   Pricing Fees                                            57             8              3            5           6             12
   Insurance Fees                                           5            --             --           --          --              1
   Other Expenses                                           6             1             --            1           1              1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                       3,757           554            174          328         363            837
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                      (95)          (77)            (4)          (9)        (10)           (14)
     Investment Advisory Fees                            (259)           --            (12)          (7)        (25)           (18)
     Shareholder Servicing Fees -- Class A               (818)          (39)           (38)         (87)        (79)          (224)
     Shareholder Servicing Fees -- Class B                 --          (100)            --           --          --             --
     Fees Paid Indirectly (See Note 2)                     --            --             --           --          --             --
------------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       2,585           338            120          225         249            581
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                               15,399         2,880            714        1,258       1,427          3,369
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     (Loss) on Investments:
   Net Realized Gain (Loss) on Investments             15,058           773            469          625         800          2,416
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                     (5,526)          807             19           30         403         (2,063)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                                  $24,931        $4,460         $1,202       $1,913      $2,630        $ 3,722
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
66 & 67            SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 28, 2003 (Unaudited) and the year ended August 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            California
                                                                              Tax Free Fund                 Tax Exempt Fund(2)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         09/01/02 to   09/01/01 to       09/01/02 to     09/01/01 to
                                                                         02/28/03      08/31/02          02/28/03        08/31/02
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                              $     4,627     $    11,133        $    166           $ 420
   Net Realized Gain (Loss) on Investments                                      3              --             (15)             --
   Net Change in Unrealized Appreciation (Depreciation) on Investments         --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     4,630          11,133             151             420
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net Investment Income
     Class A                                                               (4,623)        (11,117)           (133)           (322)
     Class B                                                                   --              --              --              (4)
     Class C                                                                   --              --             (33)            (94)
   Net Realized Gains
     Class A                                                                   --              --              --              --
     Class B                                                                   --              --              --              --
     Class C                                                                   --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                     (4,623)        (11,117)           (166)           (420)
------------------------------------------------------------------------------------------------------------------------------------
Transactions (1):
   Class A:
   Proceeds from Shares Issued                                          2,534,232       5,112,100          53,997         108,540
   Reinvestment of Cash Distributions                                       1,856           5,222              68             164
   Cost of Shares Redeemed                                             (2,300,312)     (5,056,045)        (45,577)       (106,610)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                       235,776          61,277           8,488           2,094
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                                 --              --              --           1,196
   Reinvestment of Cash Distributions                                          --              --              --               2
   Cost of Shares Redeemed                                                     --              --              --          (2,701)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                            --              --              --          (1,503)
------------------------------------------------------------------------------------------------------------------------------------
   Class C:
   Proceeds from Shares Issued                                                 --              --           6,892          26,020
   Reinvestment of Cash Distributions                                          --              --              --              --
   Cost of Shares Redeemed                                                     --              --          (9,645)        (21,938)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                            --              --          (2,753)          4,082
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions              235,776          61,277           5,735           4,673
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                235,783          61,293           5,720           4,673
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                    851,683         790,390          34,842          30,169
------------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                      $ 1,087,466     $   851,683        $ 40,562       $  34,842
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Institutional                Massachusetts Tax Free
                                                                               Tax Free Fund                  Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                         09/01/02 to     09/01/01 to     09/01/02 to     09/01/01 to
                                                                         02/28/03        08/31/02        02/28/03        08/31/02
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                              $     7,896     $    19,906        $    334       $     742
   Net Realized Gain (Loss) on Investments                                      7              (2)             --              (2)
   Net Change in Unrealized Appreciation (Depreciation) on Investments         --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     7,903          19,904             334             740
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net Investment Income
     Class A                                                               (6,543)        (16,609)             --              --
     Class B                                                               (1,116)         (2,900)           (336)           (739)
     Class C                                                                 (130)           (395)             --              --
   Net Realized Gains
     Class A                                                                   --              --              --              --
     Class B                                                                   --              --              --              --
     Class C                                                                   --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                     (7,789)        (19,904)           (336)           (739)
------------------------------------------------------------------------------------------------------------------------------------
Transactions (1):
   Class A:
   Proceeds from Shares Issued                                          3,107,617       5,974,424              --              --
   Reinvestment of Cash Distributions                                       2,243           5,624              --              --
   Cost of Shares Redeemed                                             (3,001,470)     (5,919,638)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                       108,390          60,410              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                            338,099         740,591         192,888         226,727
   Reinvestment of Cash Distributions                                         634           1,741              --               2
   Cost of Shares Redeemed                                               (341,105)       (678,716)       (192,348)       (229,893)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                        (2,372)         63,616             540          (3,164)
------------------------------------------------------------------------------------------------------------------------------------
   Class C:
   Proceeds from Shares Issued                                            170,441         300,435              --              --
   Reinvestment of Cash Distributions                                          --              --              --              --
   Cost of Shares Redeemed                                               (178,646)       (284,414)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                        (8,205)         16,021              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions               97,813         140,047             540          (3,164)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                 97,927         140,047             538          (3,163)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                  1,394,744       1,254,697          79,618          82,781
------------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                      $ 1,492,671     $ 1,394,744        $ 80,156       $  79,618
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Pennsylvania                 Intermediate-Term
                                                                              Tax Free Fund                 Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                         09/01/02 to     09/01/01 to     09/01/02 to     09/01/01 to
                                                                         02/28/03        08/31/02        02/28/03        08/31/02
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                                 $    280        $    634       $  15,399       $  37,226
   Net Realized Gain (Loss) on Investments                                     --              --          15,058           8,940
   Net Change in Unrealized Appreciation (Depreciation) on Investments         --              --          (5,526)         11,358
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       280             634          24,931          57,524
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net Investment Income
     Class A                                                                 (169)           (463)        (15,598)        (37,253)
     Class B                                                                 (108)           (173)             --              --
     Class C                                                                   --              --              --              --
   Net Realized Gains
     Class A                                                                   --              --         (16,178)         (5,060)
     Class B                                                                   --              --              --              --
     Class C                                                                   --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                       (277)           (636)        (31,776)        (42,313)
------------------------------------------------------------------------------------------------------------------------------------
Transactions (1):
   Class A:
   Proceeds from Shares Issued                                             21,056          69,542         259,943         448,008
   Reinvestment of Cash Distributions                                          70             169          28,000          36,749
   Cost of Shares Redeemed                                                (25,864)        (72,389)       (386,303)       (549,342)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                        (4,738)         (2,678)        (98,360)        (64,585)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                             56,027          78,030              --              --
   Reinvestment of Cash Distributions                                          81             104              --              --
   Cost of Shares Redeemed                                                (57,227)        (57,890)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                        (1,119)         20,244              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Class C:
   Proceeds from Shares Issued                                                 --              --              --              --
   Reinvestment of Cash Distributions                                          --              --              --              --
   Cost of Shares Redeemed                                                     --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                            --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions               (5,857)         17,566         (98,360)        (64,585)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                 (5,854)         17,564        (105,205)        (49,374)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                     60,597          43,033         947,495         996,869
------------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                         $ 54,743        $ 60,597       $ 842,290       $ 947,495
------------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 8 in the notes to the financial statements.
(2) The California Tax Exempt Fund's Class B closed on March 11, 2002.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
68 & 69            SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended February 28, 2003 (Unaudited) and the year ended August 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
                                                                          Pennsylvania                    Massachusetts
                                                                       Municipal Bond Fund             Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
                                                                         09/01/02 to     09/01/01 to     09/01/02 to     09/01/01 to
                                                                         02/28/03        08/31/02        02/28/03        08/31/02
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                                 $  2,880        $  5,829         $   714         $ 1,568
   Net Realized Gain on Investments                                           773             751             469             680
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                           807           2,028              19             304
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     4,460           8,608           1,202           2,552
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net Investment Income
     Class A                                                               (1,283)         (2,668)           (713)         (1,577)
     Class B                                                               (1,477)         (3,168)             --              --
     Class C                                                                   --              --              --              --
   Net Realized Gains
     Class A                                                                  (40)             --            (791)            (41)
     Class B                                                                  (46)             --              --              --
     Class C                                                                   --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                     (2,846)         (5,836)         (1,504)         (1,618)
---------------------------------------------------------------------------------------------------------------------------------
Transactions (1):
   Class A:
   Proceeds from Shares Issued                                             12,592          31,283           8,149          16,047
   Reinvestment of Cash Distributions                                       1,253           2,505           1,427           1,563
   Cost of Shares Redeemed                                                (21,466)        (28,632)         (9,650)        (20,077)
---------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                        (7,621)          5,156             (74)         (2,467)
---------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                              6,894          19,357              --              --
   Reinvestment of Cash Distributions                                         297             730              --              --
   Cost of Shares Redeemed                                                (10,580)        (23,727)             --              --
---------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                        (3,389)         (3,640)             --              --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions              (11,010)          1,516             (74)         (2,467)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                 (9,396)          4,288            (376)         (1,533)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                    134,010         129,722          41,688          43,221
---------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                         $124,614        $134,010         $41,312         $41,688
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 New Jersey                      New York
                                                                            Municipal Bond Fund             Municipal Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
                                                                         09/01/02 to     09/01/01 to     09/01/02 to     09/01/01 to
                                                                         02/28/03        08/31/02        02/28/03        08/31/02
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                                 $  1,258        $  2,748        $  1,427        $  2,833
   Net Realized Gain on Investments                                           625             823             800             441
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                            30             772             403           1,340
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     1,913           4,343           2,630           4,614
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net Investment Income
     Class A                                                               (1,265)         (2,742)         (1,433)         (2,839)
     Class B                                                                   --              --              --              --
     Class C                                                                   --              --              --              --
   Net Realized Gains
     Class A                                                               (1,036)           (161)           (981)           (141)
     Class B                                                                   --              --              --              --
     Class C                                                                   --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                     (2,301)         (2,903)         (2,414)         (2,980)
------------------------------------------------------------------------------------------------------------------------------------
Transactions (1):
   Class A:
   Proceeds from Shares Issued                                             12,071          40,739          18,412          45,295
   Reinvestment of Cash Distributions                                       2,187           2,782           2,297           2,888
   Cost of Shares Redeemed                                                (27,100)        (35,998)        (19,351)        (32,711)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                       (12,842)          7,523           1,358          15,472
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                                 --              --              --              --
   Reinvestment of Cash Distributions                                          --              --              --              --
   Cost of Shares Redeemed                                                     --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                            --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions              (12,842)          7,523           1,358          15,472
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                (13,230)          8,963           1,574          17,106
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                     83,748          74,785          86,313          69,207
------------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                         $ 70,518        $ 83,748        $ 87,887        $ 86,313
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                  California
                                                                             Municipal Bond Fund
---------------------------------------------------------------------------------------------------------
                                                                         09/01/02 to     09/01/01 to
                                                                         02/28/03        08/31/02
---------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                                 $  3,369        $  8,296
   Net Realized Gain on Investments                                         2,416           1,908
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                        (2,063)          1,344
---------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     3,722          11,548
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net Investment Income
     Class A                                                               (3,046)         (8,269)
     Class B                                                                 --               --
     Class C                                                                 --               --
   Net Realized Gains
     Class A                                                               (3,127)         (2,064)
     Class B                                                                   --              --
     Class C                                                                   --              --
---------------------------------------------------------------------------------------------------------
   Total Distributions                                                     (6,173)        (10,333)
---------------------------------------------------------------------------------------------------------
Transactions (1):
   Class A:
   Proceeds from Shares Issued                                             26,765          80,210
   Reinvestment of Cash Distributions                                       5,789           9,536
   Cost of Shares Redeemed                                                (53,300)        (90,680)
---------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                       (20,746)           (934)
---------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                                 --              --
   Reinvestment of Cash Distributions                                          --              --
   Cost of Shares Redeemed                                                     --              --
---------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                            --              --
---------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions              (20,746)           (934)
---------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                (23,197)            281
---------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                    211,342         211,061
---------------------------------------------------------------------------------------------------------
   End of Period                                                         $188,145        $211,342
---------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 8 in the notes to the financial statements.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
70 & 71           SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003


Financial Highlights


For the six month period ended February 28, 2003 (Unaudited) and the periods ended August 31,

For a Share Outstanding Throughout the Periods
-----------------------------------------------------------------------------------------------------------------------------
                                       Net Realized
                                                and
               Net Asset                 Unrealized   Distributions   Distributions
                  Value,          Net         Gains        from Net        from Net                    Net Asset
               Beginning   Investment    (Losses)on      Investment        Realized           Total   Value, End      Total
               of Period       Income   Investments          Income            Gain   Distributions    of Period    Return+
-----------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2003*           $1.00       $0.005           $--         $(0.005)            $--         $(0.005)       $1.00       0.50%
   2002             1.00        0.013            --          (0.013)             --          (0.013)        1.00       1.35
   2001             1.00        0.033            --          (0.033)             --          (0.033)        1.00       3.30
   2000             1.00        0.035            --          (0.035)             --          (0.035)        1.00       3.58
   1999             1.00        0.029            --          (0.029)             --          (0.029)        1.00       2.94
   1998             1.00        0.033            --          (0.033)             --          (0.033)        1.00       3.30
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2003*           $1.00       $0.005           $--         $(0.005)            $--         $(0.005)       $1.00       0.53%
   2002             1.00        0.013            --          (0.013)             --          (0.013)        1.00       1.34
   2001             1.00        0.029            --          (0.029)             --          (0.029)        1.00       2.90
   2000             1.00        0.031            --          (0.031)             --          (0.031)        1.00       3.19
   1999             1.00        0.027            --          (0.027)             --          (0.027)        1.00       2.78
   1998             1.00        0.032            --          (0.032)             --          (0.032)        1.00       3.20
   CLASS C
   2003*           $1.00       $0.003           $--         $(0.003)            $--         $(0.003)       $1.00       0.28%
   2002             1.00        0.008            --          (0.008)             --          (0.008)        1.00       0.84
   2001             1.00        0.024            --          (0.024)             --          (0.024)        1.00       2.39
   2000 (1)         1.00        0.005            --          (0.005)             --          (0.005)        1.00       0.55
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2003*           $1.00       $0.006           $--         $(0.006)            $--         $(0.006)       $1.00       0.57%
   2002             1.00        0.015            --          (0.015)             --          (0.015)        1.00       1.51
   2001             1.00        0.034            --          (0.034)             --          (0.034)        1.00       3.45
   2000             1.00        0.037            --          (0.037)             --          (0.037)        1.00       3.72
   1999             1.00        0.030            --          (0.030)             --          (0.030)        1.00       3.08
   1998             1.00        0.034            --          (0.034)             --          (0.034)        1.00       3.46
   CLASS B
   2003*           $1.00       $0.004           $--         $(0.004)            $--         $(0.004)       $1.00       0.42%
   2002             1.00        0.012            --          (0.012)             --          (0.012)        1.00       1.21
   2001             1.00        0.031            --          (0.031)             --          (0.031)        1.00       3.14
   2000             1.00        0.034            --          (0.034)             --          (0.034)        1.00       3.42
   1999             1.00        0.027            --          (0.027)             --          (0.027)        1.00       2.78
   1998             1.00        0.031            --          (0.031)             --          (0.031)        1.00       3.15
   CLASS C
   2003*           $1.00       $0.003           $--         $(0.003)            $--         $(0.003)       $1.00       0.32%
   2002             1.00        0.010            --          (0.010)             --          (0.010)        1.00       1.00
   2001             1.00        0.029            --          (0.029)             --          (0.029)        1.00       2.94
   2000             1.00        0.032            --          (0.032)             --          (0.032)        1.00       3.21
   1999             1.00        0.025            --          (0.025)             --          (0.025)        1.00       2.57
   1998             1.00        0.029            --          (0.029)             --          (0.029)        1.00       2.94

--------------------------------------------------------------------------------------------
                                                                             Ratio of Net
                                                Ratio of                       Investment
                                                Expenses     Ratio of Net          Income
                                   Ratio of   to Average       Investment      to Average
                   Net Assets      Expenses   Net Assets           Income      Net Assets
                End of Period    to Average   (Excluding       to Average      (Excluding
                 ($ Thousands)   Net Assets     Waivers)       Net Assets         Waivers)
--------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2003*           $1,087,466          0.45%        0.68%            0.98%           0.75%
   2002               851,683          0.45         0.69             1.33            1.09
   2001               790,390          0.45         0.69             3.26            3.02
   2000               894,090          0.45         0.69             3.56            3.32
   1999               652,210          0.45         0.67             2.89            2.67
   1998                43,276          0.45         0.68             3.25            3.02
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2003*           $   31,623          0.28%        0.56%            1.06%           0.78%
   2002                23,144          0.28         0.56             1.31            1.03
   2001                21,051          0.28         0.55             2.85            2.58
   2000                22,350          0.28         0.58             3.13            2.83
   1999                22,356          0.28         0.56             2.70            2.42
   1998                39,508          0.28         0.55             3.17            2.90
   CLASS C
   2003*           $    8,939          0.78%        0.81%            0.59%           0.56%
   2002                11,698          0.78         0.81             0.82            0.79
   2001                 7,615          0.78         0.80             2.24            2.22
   2000 (1)             1,938          0.78         0.83             2.93            2.88
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2003*           $1,183,062          0.33%        0.68%            1.16%           0.81%
   2002             1,074,583          0.33         0.69             1.49            1.13
   2001             1,014,175          0.33         0.69             3.33            2.97
   2000               755,806          0.33         0.69             3.65            3.29
   1999               785,954          0.33         0.68             3.03            2.68
   1998               813,261          0.33         0.68             3.39            3.04
   CLASS B
   2003*           $  269,872          0.63%        0.73%            0.84%           0.74%
   2002               272,222          0.63         0.74             1.17            1.06
   2001               208,604          0.63         0.74             3.02            2.91
   2000               114,633          0.63         0.74             3.45            3.34
   1999                57,310          0.63         0.73             2.74            2.64
   1998                95,004          0.63         0.73             3.06            2.96
   CLASS C
   2003*           $   39,737          0.83%        0.93%            0.66%           0.56%
   2002                47,939          0.83         0.94             0.98            0.87
   2001                31,918          0.83         0.94             2.94            2.83
   2000                54,064          0.83         0.94             3.16            3.05
   1999                38,022          0.83         0.93             2.52            2.42
   1998                22,676          0.83         0.93             2.89            2.79

--------------------------------------------------------------------------------
72                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

-----------------------------------------------------------------------------------------------------------------------------
                                       Net Realized
                                                and
               Net Asset                 Unrealized   Distributions   Distributions
                  Value,          Net         Gains        from Net        from Net                    Net Asset
               Beginning   Investment    (Losses)on      Investment        Realized           Total   Value, End      Total
               of Period       Income   Investments          Income            Gain   Distributions    of Period    Return+
-----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2003*          $ 1.00       $0.004          $ --         $(0.004)         $   --         $(0.004)      $ 1.00       0.40%
   2002             1.00        0.011            --          (0.011)             --          (0.011)        1.00       1.06
   2001 (2)         1.00        0.006            --          (0.006)             --          (0.006)        1.00       0.58
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2003*          $ 1.00       $0.006          $ --         $(0.006)         $   --         $(0.006)      $ 1.00       0.56%
   2002             1.00        0.014            --          (0.014)             --          (0.014)        1.00       1.41
   2001             1.00        0.034            --          (0.034)             --          (0.034)        1.00       3.47
   2000             1.00        0.036            --          (0.036)             --          (0.036)        1.00       3.66
   1999             1.00        0.030            --          (0.030)             --          (0.030)        1.00       3.10
   1998             1.00        0.034            --          (0.034)             --          (0.034)        1.00       3.41
   CLASS B
   2003*          $ 1.00       $0.004          $ --         $(0.004)         $   --         $(0.004)      $ 1.00       0.41%
   2002             1.00        0.011            --          (0.011)             --          (0.011)        1.00       1.10
   2001 (3)         1.00        0.011            --          (0.011)             --          (0.011)        1.00       1.11
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2003*          $11.46       $ 0.20        $ 0.11         $ (0.20)         $(0.22)        $ (0.42)      $11.35       2.81%
   2002            11.29         0.44          0.23           (0.44)          (0.06)          (0.50)       11.46       6.10
   2001            10.83         0.46          0.46           (0.46)             --           (0.46)       11.29       8.64
   2000            10.70         0.45          0.14           (0.45)          (0.01)          (0.46)       10.83       5.72
   1999            11.08         0.44         (0.37)          (0.44)          (0.01)          (0.45)       10.70       0.67
   1998            10.77         0.46          0.31           (0.46)             --           (0.46)       11.08       7.20
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2003*          $10.95       $ 0.24        $ 0.15         $ (0.24)         $(0.01)        $ (0.25)      $11.09       3.53%
   2002            10.73         0.47          0.22           (0.47)             --           (0.47)       10.95       6.62
   2001            10.37         0.49          0.36           (0.49)             --           (0.49)       10.73       8.35
   2000            10.29         0.48          0.09           (0.48)          (0.01)          (0.49)       10.37       5.76
   1999            10.75         0.48         (0.41)          (0.48)          (0.05)          (0.53)       10.29       0.65
   1998 (4)        10.72         0.01          0.03           (0.01)             --           (0.01)       10.75       0.26
   CLASS B
   2003*          $10.95       $ 0.24        $ 0.15         $ (0.24)         $(0.01)        $ (0.25)      $11.09       3.59%
   2002            10.73         0.48          0.22           (0.48)             --           (0.48)       10.95       6.75
   2001            10.36         0.50          0.37           (0.50)             --           (0.50)       10.73       8.58
   2000            10.29         0.49          0.08           (0.49)          (0.01)          (0.50)       10.36       5.78
   1999            10.76         0.49         (0.42)          (0.49)          (0.05)          (0.54)       10.29       0.68
   1998            10.58         0.52          0.22           (0.52)          (0.04)          (0.56)       10.76       7.24

---------------------------------------------------------------------------------------------------------
                                                                             Ratio of Net
                                                Ratio of                       Investment
                                                Expenses     Ratio of Net          Income
                                   Ratio of   to Average       Investment      to Average
                   Net Assets      Expenses   Net Assets           Income      Net Assets       Portfolio
                End of Period    to Average   (Excluding       to Average      (Excluding        Turnover
                 ($ Thousands)   Net Assets     Waivers)       Net Assets         Waivers)           Rate
---------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2003*             $ 80,156          0.55%        0.60%            0.80%           0.75%            n/a
   2002                79,618          0.55         0.61             1.05            0.99             n/a
   2001 (2)            82,781          0.55         0.67             1.95            1.83             n/a
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2003*             $ 29,651          0.35%        0.68%            1.14%           0.81%            n/a
   2002                34,387          0.35         0.69             1.38            1.04             n/a
   2001                37,067          0.35         0.72             3.54            3.17             n/a
   2000                69,575          0.35         0.69             3.68            3.34             n/a
   1999                34,098          0.35         0.69             3.04            2.70             n/a
   1998                50,068          0.35         0.68             3.36            3.03             n/a
   CLASS B
   2003*             $ 25,092          0.65%        0.73%            0.84%           0.76%            n/a
   2002                26,210          0.65         0.74             1.01            0.92             n/a
   2001 (3)             5,966          0.65         0.77             2.51            2.39             n/a
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2003*             $842,290          0.60%        0.87%            3.59%           3.32%          21.05%
   2002               947,495          0.60         0.87             3.88            3.61           27.15
   2001               996,869          0.60         0.87             4.14            3.87           36.59
   2000               843,397          0.60         0.88             4.27            3.99           17.99
   1999               647,240          0.60         0.87             4.03            3.76           30.25
   1998               516,324          0.60         0.88             4.23            3.95            8.98
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2003*             $ 58,548          0.60%        0.85%            4.49%           4.24%          10.36%
   2002                65,380          0.60         0.85             4.39            4.14           29.86
   2001                58,855          0.60         0.85             4.61            4.36           34.80
   2000                44,170          0.60         0.86             4.75            4.49           30.91
   1999                18,785          0.60         0.83             4.53            4.30           16.64
   1998 (4)               333          0.60         0.79             4.56            4.25           26.85
   CLASS B
   2003*             $ 66,066          0.48%        0.90%            4.61%           4.19%          10.36%
   2002                68,630          0.48         0.90             4.51            4.09           29.86
   2001                 0,867          0.48         0.90             4.73            4.31           34.80
   2000                77,743          0.48         0.91             4.83            4.40           30.91
   1999               104,869          0.48         0.87             4.61            4.22           16.64
   1998               101,029          0.48         0.86             4.87            4.49           26.85

* For the six month period ended February 28, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The California Tax Exempt Fund -- Class C shares were offered beginning on June 26, 2000. All ratios for the period have been annualized.
(2) The Massachusetts Tax Free Money Market Fund commenced operations on May 16, 2001. All ratios for the period have been annualized.
(3) The Pennsylvania Tax Free Fund -- Class B shares were offered beginning on April 2, 2001. All ratios for the period have been annualized.
(4) The Pennsylvania Municipal Bond Fund -- Class A shares were offered beginning on August 25, 1998. All ratios for the period have been annualized.


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                73

Financial Highlights

For the six month period ended February 28, 2003 (Unaudited) and the periods ended August 31,

For a Share Outstanding Throughout the Periods

-----------------------------------------------------------------------------------------------------------------------------
                                       Net Realized
                                                and
               Net Asset                 Unrealized   Distributions   Distributions
                  Value,          Net         Gains        from Net        from Net                    Net Asset
               Beginning   Investment    (Losses)on      Investment        Realized           Total   Value, End      Total
               of Period       Income   Investments          Income            Gain   Distributions    of Period    Return+
-----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2003*          $10.56        $0.19        $ 0.12          $(0.19)         $(0.21)         $(0.40)      $10.47       2.96%
   2002            10.34         0.40          0.23           (0.40)          (0.01)          (0.41)       10.56       6.25
   2001             9.86         0.41          0.48           (0.41)             --           (0.41)       10.34       9.19
   2000             9.72         0.40          0.14           (0.40)             --           (0.40)        9.86       5.74
   1999            10.05         0.34         (0.33)          (0.34)             --           (0.34)        9.72       0.07
   1998 (1)        10.00           --          0.05              --              --              --        10.05       0.53
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2003*          $10.60        $0.18        $ 0.08          $(0.18)         $(0.15)         $(0.33)      $10.53       2.43%
   2002            10.40         0.38          0.22           (0.38)          (0.02)          (0.40)       10.60       5.91
   2001             9.95         0.40          0.45           (0.40)             --           (0.40)       10.40       8.78
   2000             9.86         0.39          0.09           (0.39)             --           (0.39)        9.95       4.99
   1999            10.05         0.32         (0.19)          (0.32)             --           (0.32)        9.86       1.29
   1998 (2)        10.00         0.01          0.05           (0.01)             --           (0.01)       10.05       0.58
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2003*          $10.67        $0.18        $ 0.14          $(0.18)         $(0.13)         $(0.31)      $10.68       3.07%
   2002            10.50         0.39          0.19           (0.39)          (0.02)          (0.41)       10.67       5.70
   2001             9.96         0.41          0.55           (0.41)          (0.01)          (0.42)       10.50       9.80
   2000             9.77         0.39          0.19           (0.39)             --           (0.39)        9.96       6.15
   1999            10.05         0.35         (0.28)          (0.35)             --           (0.35)        9.77       0.68
   1998 (3)        10.00           --          0.05              --              --              --        10.05       0.55
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2003*          $10.72        $0.17        $ 0.03          $(0.17)         $(0.18)         $(0.35)      $10.57       1.84%
   2002            10.67         0.41          0.16           (0.41)          (0.11)          (0.52)       10.72       5.55
   2001            10.27         0.42          0.40           (0.42)             --           (0.42)       10.67       8.20
   2000             9.96         0.40          0.31           (0.40)             --           (0.40)       10.27       7.39
   1999            10.07         0.33         (0.09)          (0.33)          (0.02)          (0.35)        9.96       2.40
   1998 (4)        10.00         0.01          0.07           (0.01)             --           (0.01)       10.07       0.78


---------------------------------------------------------------------------------------------------------
                                                                             Ratio of Net
                                                Ratio of                       Investment
                                                Expenses     Ratio of Net          Income
                                   Ratio of   to Average       Investment      to Average
                   Net Assets      Expenses   Net Assets           Income      Net Assets       Portfolio
                End of Period    to Average   (Excluding       to Average      (Excluding        Turnover
                 ($ Thousands)   Net Assets     Waivers)       Net Assets         Waivers)           Rate
---------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2003*               41,312          0.60%        0.87%            3.57%           3.30%          17.19%
   2002                41,688          0.60         0.87             3.84            3.57           33.27
   2001                43,221          0.60         0.87             4.05            3.78           19.36
   2000                31,964          0.60         0.88             4.19            3.91           24.62
   1999                17,840          0.60         0.93             3.57            3.24           13.76
   1998 (1)             1,040          0.60         0.87             1.13            0.86           11.35
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2003*             $ 70,518          0.60%        0.87%            3.37%           3.10%          12.95%
   2002                83,748          0.60         0.87             3.63            3.36           39.88
   2001                74,785          0.60         0.87             3.99            3.72           24.57
   2000                57,272          0.60         0.88             4.02            3.74           83.16
   1999                24,513          0.60         0.91             3.26            2.95           25.41
   1998 (2)             1,105          0.60         0.87             2.93            2.66              --
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2003*             $ 87,887          0.60%        0.87%            3.44%           3.17%          15.13%
   2002                86,313          0.60         0.87             3.73            3.46           17.57
   2001                69,207          0.60         0.86             3.99            3.73           15.60
   2000                49,299          0.60         0.88             4.10            3.82            2.97
   1999                21,562          0.60         0.92             3.60            3.28           17.85
   1998 (3)             1,375          0.60         0.87             2.27            2.00            0.92
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2003*             $188,145          0.60%        0.86%            3.49%           3.23%          33.01%
   2002               211,342          0.60         0.87             3.93            3.66           38.98
   2001               211,061          0.60         0.88             4.07            3.79           42.81
   2000               172,328          0.60         0.87             4.12            3.85           37.16
   1999                64,469          0.60         0.90             3.43            3.13          105.21
   1998 (4)             2,158          0.60         0.87             2.73            2.46              --

* For the six month period ended February 28, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The Massachusetts Municipal Bond Fund commenced operations on August 19, 1998. All ratios for the period have been annualized.
(2) The New Jersey Municipal Bond Fund commenced operations on August 18, 1998. All ratios for the period have been annualized.
(3) The New York Municipal Bond Fund commenced operations on August 18, 1998. All ratios for the period have been annualized.
(4) The California Municipal Bond Fund commenced operations on August 19, 1998. All ratios for the period have been annualized.


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
74                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

Notes to Financial Statements

February 28, 2003 (Unaudited)

1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with twelve funds: the Tax Free Fund, the California Tax Exempt Fund, the Institutional Tax Free Fund, the Massachusetts Tax Free Money Market Fund, the Pennsylvania Tax Free Fund, the Ohio Tax Free Fund, (collectively "the Money Market Funds"), the Intermediate-Term Municipal Fund, the Pennsylvania Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, and the California Municipal Bond Fund (collectively "the Fixed Income Funds"). The Ohio Tax Free Fund had not commenced operations as of February 28, 2003. The Trust is registered to offer three classes of shares: Class A, Class B and Class C. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.

Investment securities of the Fixed Income Funds, which are listed on a securities exchange for which market quotations are available, are valued by an independent pricing service at the last quoted sales price for such securities on each business day. For securities where there is no such reported sale, and for which market quotations are not readily available, the Trust's administrator seeks to obtain a bid price from at least one independent broker. Unlisted securities for which market quotations are not readily available, of which there were none on February 28, 2003, are valued at the most recently quoted price, with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be or are valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.

CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

EXPENSE OFFSET ARRANGEMENT -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. These credits are included under custodian fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly."

3. TRANSACTIONS WITH AFFILIATES

The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the Manager provides management, administrative and shareholder services to the Funds for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds, .23% of the average daily net asset value of the California Tax Exempt and Massachusetts Tax Free Money Market Funds, .24% of the average daily net asset value of the Intermediate-Term Municipal, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, and .20% of the average daily net asset value of the Pennsylvania Municipal Bond Fund. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 75

NOTES TO FINANCIAL STATEMENTS


February 28, 2003 (Unaudited)



each Fund will not exceed the following amounts (expressed as a percentage of each Fund's daily net assets):
--------------------------------------------------------------------------
                California   Institutional  Massachusetts    Pennsylvania
           Tax     Tax             Tax           Tax              Tax
Fund      Free    Exempt           Free          Free            Free
--------------------------------------------------------------------------
Class A   0.45%   0.28%            0.33%          --             0.35%
Class B    --     0.58%            0.63%        0.55%            0.65%
Class C    --     0.78%            0.83%          --               --
--------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
     Intermediate-Term   Pennsylvania  Massachusetts   New Jersey   New York   California
Fund     Municipal         Municipal     Municipal      Municipal  Municipal    Municipal
                              Bond          Bond           Bond       Bond        Bond
-----------------------------------------------------------------------------------------
Class A   0.60%              0.60%         0.60%          0.60%      0.60%         0.60%
Class B     --               0.48%           --             --         --            --
-----------------------------------------------------------------------------------------

SEI Investments Distribution Co. is the distributor of the shares of the Trust under Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, and Class C shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. However, the Distributor has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily nets assets attributable to that class.

Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY

Weiss, Peck, & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Funds. WPG also acts as the Sub-Adviser for the Massachusetts Tax Free Money Market Fund. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free, Massachusetts Tax Free Money Market, and the Pennsylvania Tax Free Funds.

SEI Investments Management Corporation ("SIMC") is the Investment Adviser of the Intermediate-Term Municipal Fund. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Fund's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Fund by Standish Mellon Asset Management ("SMAM"). SIMC is responsible for the supervision of and payment of fees to SMAM in connection with their services.

SIMC acts as the Investment Adviser to the Pennsylvania, Massachusetts, New Jersey, New York, and California Municipal Bond Funds. For its services, SIMC receives a monthly fee equal to an annual rate of .35% of the average daily net assets of the Pennsylvania Municipal Bond Fund, and .33% of the average daily net assets of the Massachusetts, New Jersey, New York and California Municipal Bond Funds.

Deutsche Asset Management, Inc. ("DAM") acts as the Investment Sub-Adviser of the Pennsylvania Municipal Bond Fund and is party to an investment sub-advisory agreement with the Trust and SIMC.

McDonnell Investment Management L.L.C. ("MIM") acts as Investment Sub-Adviser on behalf of the New Jersey and the California Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC.

SMAM acts as an Investment Sub-Adviser on behalf of the New York and Massachusetts Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC.

SIMC is responsible for the supervision of, and payment of fees, to DAM, MIM and SMAM in connection with their services to these Funds.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended February 28, 2003, were as follows:
--------------------------------------------------------------
            Intermediate-Term  Pennsylvania    Massachusetts
                    Municipal     Municipal        Municipal
                         Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
Purchases           $176,205       $13,026           $ 6,668
Sales                280,372        23,161            7,083


--------------------------------------------------------------
                   New Jersey      New York       California
                    Municipal     Municipal        Municipal
                    Bond Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
Purchases            $ 9,523       $14,854          $62,786
Sales                 18,290        12,276           79,104

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of

--------------------------------------------------------------------------------
76                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

NOTES TO FINANCIAL STATEMENTS


loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At February 28, 2003, the percentage of portfolio investments by each revenue source were as follows:
-------------------------------------------------------------------------------
           Pennsylvania   Massachusetts    New Jersey     New York   California
              Municipal       Municipal     Municipal    Municipal    Municipal
              Bond Fund       Bond Fund     Bond Fund    Bond Fund    Bond Fund
-------------------------------------------------------------------------------
Bond Anticipation
   Notes             --              --            --           --          0.5%
Certificates of
   Participation     --              --           6.5%         0.9%        13.7%
Education          16.8%            8.5%         17.3%        11.7%         1.0%
Environmental       1.4%            2.4%          3.2%         6.1%          --
Grants Anticipation
   Notes             --             2.9%           --           --           --
General Obligations 4.3%           29.9%         24.3%        19.3%        22.5%
Healthcare         40.3%            4.8%          6.4%         7.3%         0.6%
Housing             7.6%            4.0%           --          1.2%         4.0%
Industrial
   Development      3.7%            2.3%          5.2%         1.8%         1.6%
Public Facilities   1.3%             --           7.4%         4.5%         4.7%
Tax & Revenue
   Anticipation
   Notes            9.3%             --            --           --          9.2%
Transportation      1.2%           19.1%         10.3%        14.2%         7.1%
Utilities          11.8%           20.0%         17.9%        12.4%        27.3%
Other               2.3%            6.1%          1.5%        20.6%         7.8%
--------------------------------------------------------------------------------
                  100.0%          100.0%        100.0%       100.0%       100.0%
--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION

Reclassification of Components of Net Assets - The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the periods that the differences arise. Accordingly, the following permanent differences have been classified to/from the following accounts during the period ended August 31, 2002:
--------------------------------------------------------------------------------
                                Accumulated     Net Investment
                            Paid-in-Capital      Realized Gain           Income
Funds                         ($ Thousands)      ($ Thousands)     ($Thousands)
--------------------------------------------------------------------------------
Tax Free Fund                          $(17)             $  17           $   --
Intermediate-Term
   Municipal Fund                        (1)               125             (124)
Pennsylvania Municipal
   Bond Fund                             --                 33              (33)
New Jersey Municipal
   Bond Fund                             --                  9               (9)
New York Municipal
   Bond Fund                             --                  2               (2)
California Municipal
   Bond Fund                             --                 94              (94)

Subsequent to October 31, 2001, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains. The Funds also had capital loss carryforwards, as follows ($ Thousands):

---------------------------------------------------------------------------------------------------------
                   Total
                Capital
                   Loss
            Carryforward
              August 31,   Expires   Expires   Expires   Expires   Expires   Expires   Expires   Expires
Fund                2002      2003      2004      2005      2006      2007      2008      2009      2010
---------------------------------------------------------------------------------------------------------
Tax Free Fund      $  42       $--      $--        $ 3      $  1       $ 7       $18      $ 12        $1
California Tax
   Exempt Fund        12        --       --          7        --         2        --         2         1
Institutional Tax
   Free Fund          51        --       --          5        --        15        23         7         1
Massachusetts Tax
   Free Fund           3        --       --         --        --        --        --        --         3
Pennsylvania Tax
   Free Fund          19        --       --         11        --         4         4        --        --
Pennsylvania Muni-
   cipal Bond Fund   300        --       --         --        --        --        --       300        --

For tax purposes, the losses in a Fund can be carried forward for a maximum of eight years to offset any net realized capital gains of the Fund.

During the period ended August 31, 2002, the following funds utilized capital loss carryforwards to offset realized capital gains:
--------------------------------------------------------------------------------
Fund                          Amount ($ Thousands)
--------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund             $727
Massachusetts Municipal Bond Fund              46
New Jersey Municipal Bond Fund                 70

At February 28, 2003, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.

At February 28, 2003, the total cost of securities for Federal income tax purposes, and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds, is as follows:
----------------------------------------------------------------
                Intermediate-
                         Term  Pennsylvania    Massachusetts
                    Municipal     Municipal        Municipal
                         Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
----------------------------------------------------------------
Federal tax cost     $784,485      $117,712          $37,883
Aggregate gross
   unrealized
   appreciation        47,301         8,422            2,310
Aggregate gross
   unrealized
   depreciation          (414)           (7)             (13)
----------------------------------------------------------------
Net unrealized
   appreciation      $ 46,887       $ 8,415          $ 2,297
----------------------------------------------------------------
                   New Jersey      New York       California
                    Municipal     Municipal        Municipal
                    Bond Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
Federal tax cost      $65,218       $81,726         $177,929
Aggregate gross
   unrealized
   appreciation         4,270         5,159            9,880
Aggregate gross
   unrealized
   depreciation            --            (6)             (77)
---------------------------------------------------------------
Net unrealized
   appreciation       $ 4,270       $ 5,153          $ 9,803

----------------------------------------------------------------
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003                 77

NOTES TO FINANCIAL STATEMENTS


February 28, 2003 (Unaudited)



8. SHARE TRANSACTIONS (Thousands):

------------------------------------------------------------------------------------------------------------------------------------
                                                           California              Institutional             Massachusetts
                                    Tax Free               Tax Exempt                 Tax Free              Tax Free Money
                                      Fund                   Fund (1)                   Fund                  Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                            09/01/02 to  09/01/01 to  09/01/02 to  09/01/01 to  09/01/02 to  09/01/01 to  09/01/02 to  09/01/01 to
                            02/28/03     08/31/02     02/28/03     08/31/02     02/28/03     08/31/02     02/28/03     08/31/02
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Shares Issued           2,534,232    5,112,100       53,997      108,540    3,107,617    5,974,424           --           --
   Shares Issued in Lieu of
     Cash Distributions        1,856        5,222           68          164        2,243        5,624           --           --
   Shares Redeemed        (2,300,312)  (5,056,045)     (45,577)    (106,610)  (3,001,470)  (5,919,638)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A
     Transactions            235,776       61,277        8,488        2,094      108,390       60,410           --           --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                  --           --           --        1,196      338,099      740,591      192,888      226,727
   Shares Issued in Lieu of
     Cash Distributions           --           --           --            2          634        1,741           --            2
   Shares Redeemed                --           --           --       (2,701)    (341,105)    (678,716)    (192,348)    (229,893)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions     --           --           --       (1,503)      (2,372)      63,616          540       (3,164)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                  --           --        6,892       26,020      170,441      300,435           --           --
   Shares Issued in Lieu of
     Cash Distributions           --           --           --           --           --           --           --           --
   Shares Redeemed                --           --       (9,645)     (21,938)    (178,646)    (284,414)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions     --           --       (2,753)       4,082       (8,205)      16,021           --           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares          235,776       61,277        5,735        4,673       97,813      140,047          540       (3,164)
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                           Intermediate-            Pennsylvania             Massachusetts
                               Pennsylvania                Term Municipal             Municipal                Municipal
                               Tax Free Fund                  Fund                    Bond Fund                Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
                            09/01/02 to  09/01/01 to  09/01/02 to  09/01/01 to  09/01/02 to  09/01/01 to  09/01/02 to  09/01/01 to
                            02/28/03     08/31/02     02/28/03     08/31/02     02/28/03     08/31/02     02/28/03     08/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Class A:
   Shares Issued              21,056       69,542       22,983       39,961        1,146        2,923          774        1,565
   Shares Issued in Lieu of
     Cash Distributions           70          169        2,491        3,284          114          234          138          152
   Shares Redeemed           (25,864)     (72,389)     (33,849)     (48,851)      (1,949)      (2,672)        (912)      (1,952)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A
     Transactions             (4,738)      (2,678)      (8,375)      (5,606)        (689)         485           --         (235)
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Shares Issued              56,027       78,030           --           --          628        1,808           --           --
   Shares Issued in Lieu of
     Cash Distributions           81          104           --           --           27           68           --           --
   Shares Redeemed           (57,227)     (57,890)          --           --         (963)      (2,215)          --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions (1,119)      20,244           --           --         (308)        (339)          --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Class C:
   Shares Issued                  --           --           --           --           --           --           --           --
   Shares Issued in Lieu of
     Cash Distributions           --           --           --           --           --           --           --           --
   Shares Redeemed                --           --           --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions     --           --           --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares           (5,857)      17,566       (8,375)      (5,606)        (997)         146           --         (235)
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                 New Jersey                   New York                California
                                  Municipal                  Municipal                Municipal
                                  Bond Fund                  Bond Fund                Bond Fund
----------------------------------------------------------------------------------------------------------
                            09/01/02 to  09/01/01 to  09/01/02 to  09/01/01 to  09/01/02 to  09/01/01 to
                            02/28/03     08/31/02     02/28/03     08/31/02     02/28/03     08/31/02
----------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Class A:
   Shares Issued               1,150        3,913        1,734        4,362        2,522        7,641
   Shares Issued in Lieu of
     Cash Distributions          209          269          218          278          551          907
   Shares Redeemed            (2,569)      (3,467)      (1,812)      (3,143)      (4,985)      (8,612)
----------------------------------------------------------------------------------------------------------
   Total Class A
     Transactions             (1,210)         715          140        1,497       (1,912)         (64)
----------------------------------------------------------------------------------------------------------
   Class B:
   Shares Issued                  --           --           --           --           --           --
   Shares Issued in Lieu of
     Cash Distributions           --           --           --           --           --           --
   Shares Redeemed                --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------
   Total Class B Transactions     --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------
   Class C:
   Shares Issued                  --           --           --           --           --           --
   Shares Issued in Lieu of
     Cash Distributions           --           --           --           --           --           --
   Shares Redeemed                --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------
   Total Class C Transactions     --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares           (1,210)         715          140        1,497       (1,912)          64)
------------------------------------------------------------------------------------------------------------

(1) The California Tax Exempt Fund -- Class B closed on March 11, 2002.

Amounts designated as "--" are either $0 or have been rounded to $0.



--------------------------------------------------------------------------------
78 & 79            SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2003

Notes

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2003


Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT AND SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISERS

SEI Investments Management Corporation:
MASSACHUSETTS TAX
FREE MONEY MARKET FUND
INTERMEDIATE-TERM MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
PENNSYLVANIA TAX FREE FUND

SUB-ADVISERS

Deutsche Asset Management, Inc.
PENNSYLVANIA MUNICIPAL BOND FUND

Standish Mellon Asset Management
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND

McDonnell Investment Management L.L.C.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
MASSACHUSETTS TAX FREE MONEY MARKET FUND

MANAGER AND SHAREHOLDER SERVICING AGENT

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS

Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]

SEI INVESTMENTS



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-090 (2/03)